=============================
                                                   OMB APPROVAL
                                                   =============================
                                                   OMB Number: 3235-0570

                                                   Expires: September 30, 2007

                                                   Estimated average burden
                                                   hours per response: 19.4
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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                   FORM N-CSR


   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES


Investment Company Act file number 811-4418
                                   --------


                         California Investment Trust II
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


   44 Montgomery Street, Suite 2100, San Francisco, CA              94104
--------------------------------------------------------------------------------
         (Address of principal executive offices)                 (Zip code)

--------------------------------------------------------------------------------
                     (Name and address of agent for service)


Registrant's telephone number, including area code: (415) 398-2727
                                                    --------------

Date of fiscal year end: August 31, 2006
                         ---------------

Date of reporting period: August 31, 2006


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.


A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.

The Report to Shareholders is attached herewith.

                                                                CALIFORNIA
                                                                INVESTMENT TRUST
                                                                ----------------
                                                                FUND GROUP

Annual Report
=============

AUGUST 31, 2006


CALIFORNIA TAX-FREE INCOME FUND
CALIFORNIA INSURED INTERMEDIATE FUND
CALIFORNIA TAX-FREE MONEY MARKET FUND

U.S. GOVERNMENT SECURITIES FUND
SHORT-TERM U.S. GOVERNMENT BOND FUND
THE UNITED STATES TREASURY TRUST

S&P 500 INDEX FUND
S&P MIDCAP INDEX FUND
S&P SMALLCAP INDEX FUND
EQUITY INCOME FUND
EUROPEAN GROWTH & INCOME FUND
NASDAQ-100 INDEX FUND

                                                                  (800) 225-8778
                                                                WWW.CALTRUST.COM
                                                   EMAIL US AT INFO@CALTRUST.COM
================================================================================
This report is intended only for the information of shareholders or those who have received the offering prospectus covering shares of beneficial interest of California Investment Trust Fund Group which contains information about the management fee and other costs. Investments in shares of the funds of California Investment Trust Fund Group are neither insured nor guaranteed by the U.S. Government, and there is no assurance that any Fund which is a Money Market Fund will be able to maintain a stable net asset value of $1.00 per share.

--------------------------------------------------------------------------------
HISTORICAL PERFORMANCES AND MANAGER'S DISCUSSION                 AUGUST 31, 2006
--------------------------------------------------------------------------------

On the following pages are line graphs comparing each Funds' performance to a comparable broad based securities market index for the 10 years ended August 31, 2006, or since the inception of the Fund if less than 10 years. Each graph assumes a hypothetical $10,000 initial investment in the respective Funds.

The object of the graph is to permit a comparison of the performance of the funds with a benchmark and to provide perspective on market conditions and investment strategies and techniques that materially affected the performance of each Fund. With each graph is a table presenting each of the respective Fund's average annual total return for the one-year, five-year, ten-year, and/or inception period through August 31, 2006.

BOND FUNDS

Over the course of the fiscal year, the Federal Reserve Bank (the "Fed") continued to increase the Fed Funds Rate from 3.5% to 5.25% in seven consecutive rate hikes of 0.25% each time. During this time, at the beginning of 2006, the leadership of the Fed changed, with long-time chairman Alan Greenspan stepping down and being replaced by Ben Bernanke. At its August 8, 2006 meeting, the final one before the end of our fiscal year, the Fed chose to take no action. As a result of these rate increases in Fed Funds, interest rates across the entire yield curve rose, with short-term rates rising higher than long-term rates. Whereas at August 31, 2005 the US Treasury yield curve was positively sloped, with short-term rates lower than long-term rates, by the end of the fiscal year the yield curve had become inverted, with two-year rates higher than ten-year rates.

In the past, such an inversion has typically presaged a slowdown, if not outright recession in the economy. There has been a great deal of discussion amongst economists and market observers as to whether this most recent inversion does in fact presage such a slowdown. Recent economic data indicates that the economy is slowing, lead by a softer housing market, but it remains to be seen if this is the beginning of a "soft landing" or a more serious recession. The inversion of the yield curve can also be viewed as the market believing that inflation will be kept under control and at low levels.

Generally, low inflation rates are good for bond investors because this results in a preservation of the value of future cash flows from fixed income investments. The relative stability in the long end of the yield curve can be interpreted as an indication that bond investors believe inflation will be less of a factor over the long term. Still, there continue to be risks to inflation and the bond market, among which are US fiscal policy, international conflicts/terrorism and global economic factors.

The California municipal market yield curve does not necessarily move in lock step with US Treasury yields. Yields rose only slightly at the long end of the curve, while short rates rose much more dramatically. The California municipal market yield curve has always been positively sloped, but at August 31, 2006 was at historically flat levels.

The California Tax-Free Income Fund's duration was modestly increased in the summer of 2006 in anticipation of a weaker economy, which is beginning to materialize in the expected time frame. The Fund's duration was subsequently extended to be in line with its benchmark, the Lehman Brothers Municipal Bond Index. As of August 31, 2006, the Fund had an average coupon of 5.43%, an average maturity of 7.68 years, an average duration of 5.49 years, and an average quality of Aa+.

Duration adjustments to the California Intermediate Insured Fund followed a similar pattern to those in the Income Fund. The Fund's portfolio profile at fiscal year-end was as follows: average coupon, 5.40%; average maturity, 4.39 years; and average duration, 3.32 years.

During the fiscal year the U.S. Government Securities Fund's duration was lengthened significantly. At the close of the year, the Fund's profile showed an average coupon of 5.31%, an average maturity of 8.11 years and average duration of 5.32 years.

As of August 31, 2006, the Short-term U.S. Government Bond Fund's average coupon was 3.80%, its average maturity was 2 years and its average duration was 1.86 years. Again, during the course of the fiscal year, the Fund's duration was lengthened in anticipation of a weaker economy and an expected decline in interest rates.

--------------------------------------------------------------------------------
                        California Tax-Free Income Fund
                   versus the Lehman Bros. Municpal Bond Index

                                  [LINE CHART]

               California Tax-Free Income      Lehman Bros. Municpal
  Date                   Fund                       Bond Index
08/31/96              $10,000.00                    $10,000.00
09/30/96              $10,151.18                    $10,140.00
10/31/96              $10,302.54                    $10,254.58
11/30/96              $10,545.10                    $10,442.24
12/31/96              $10,433.46                    $10,398.38
01/31/97              $10,426.39                    $10,418.14
02/28/97              $10,530.72                    $10,513.99
03/31/97              $10,336.24                    $10,374.15
04/30/97              $10,437.84                    $10,461.29
05/31/97              $10,613.28                    $10,618.21
06/30/97              $10,722.42                    $10,731.83
07/31/97              $11,130.55                    $11,029.10
08/31/97              $10,947.73                    $10,925.43
09/30/97              $11,095.50                    $11,055.44
10/31/97              $11,138.27                    $11,126.19
11/30/97              $11,189.96                    $11,191.84
12/31/97              $11,403.12                    $11,355.24
01/31/98              $11,568.01                    $11,472.20
02/28/98              $11,545.13                    $11,475.64
03/31/98              $11,493.24                    $11,485.97
04/30/98              $11,394.19                    $11,434.28
05/31/98              $11,622.23                    $11,614.94
06/30/98              $11,651.00                    $11,660.24
07/31/98              $11,649.71                    $11,689.39
08/31/98              $11,906.01                    $11,870.58
09/30/98              $12,131.67                    $12,018.96
10/31/98              $12,091.05                    $12,018.96
11/30/98              $12,131.07                    $12,061.03
12/31/98              $12,123.47                    $12,091.18
01/31/99              $12,313.38                    $12,235.06
02/28/99              $12,189.38                    $12,181.23
03/31/99              $12,209.44                    $12,198.28
04/30/99              $12,195.63                    $12,228.78
05/31/99              $12,058.06                    $12,157.85
06/30/99              $11,824.29                    $11,982.78
07/31/99              $11,877.92                    $12,025.92
08/31/99              $11,780.91                    $11,929.71
09/30/99              $11,803.99                    $11,934.48
10/31/99              $11,662.51                    $11,805.59
11/30/99              $11,797.39                    $11,930.73
12/31/99              $11,690.21                    $11,841.25
01/31/00              $11,702.25                    $11,790.33
02/29/00              $11,824.80                    $11,927.10
03/31/00              $12,075.65                    $12,188.30
04/30/00              $11,961.46                    $12,116.39
05/31/00              $11,960.57                    $12,053.39
06/30/00              $12,272.17                    $12,372.80
07/31/00              $12,434.16                    $12,544.78
08/31/00              $12,731.71                    $12,737.97
09/30/00              $12,637.33                    $12,671.73
10/31/00              $12,715.29                    $12,809.86
11/30/00              $12,784.52                    $12,907.21
12/31/00              $13,142.22                    $13,226.02
01/31/01              $13,257.22                    $13,356.96
02/28/01              $13,238.62                    $13,399.70
03/31/01              $13,286.33                    $13,520.30
04/30/01              $12,953.57                    $13,374.28
05/31/01              $13,077.44                    $13,518.72
06/30/01              $13,227.10                    $13,609.29
07/31/01              $13,410.80                    $13,810.71
08/31/01              $13,748.29                    $14,038.59
09/30/01              $13,694.00                    $13,990.86
10/31/01              $13,890.24                    $14,157.35
11/30/01              $13,669.85                    $14,038.43
12/31/01              $13,480.66                    $13,905.06
01/31/02              $13,734.06                    $14,145.62
02/28/02              $13,937.86                    $14,316.78
03/31/02              $13,519.28                    $14,036.17
04/30/02              $13,840.20                    $14,309.88
05/31/02              $13,974.53                    $14,397.17
06/30/02              $14,064.77                    $14,549.78
07/31/02              $14,278.78                    $14,737.47
08/31/02              $14,511.03                    $14,914.32
09/30/02              $14,951.86                    $15,240.94
10/31/02              $14,464.50                    $14,987.94
11/30/02              $14,369.38                    $14,924.99
12/31/02              $14,756.08                    $15,239.91
01/31/03              $14,555.21                    $15,201.81
02/28/03              $14,789.47                    $15,414.64
03/31/03              $14,787.45                    $15,423.89
04/30/03              $14,903.42                    $15,525.68
05/31/03              $15,336.75                    $15,888.99
06/30/03              $15,176.96                    $15,820.66
07/31/03              $14,461.50                    $15,266.94
08/31/03              $14,599.67                    $15,381.44
09/30/03              $15,087.35                    $15,833.66
10/31/03              $14,985.75                    $15,754.49
11/30/03              $15,138.61                    $15,918.33
12/31/03              $15,264.74                    $16,050.46
01/31/04              $15,361.11                    $16,141.94
02/29/04              $15,606.17                    $16,385.69
03/31/04              $15,445.04                    $16,328.34
04/30/04              $14,981.71                    $15,941.36
05/31/04              $14,957.51                    $15,883.97
06/30/04              $15,004.31                    $15,941.15
07/31/04              $15,182.14                    $16,149.98
08/31/04              $15,448.67                    $16,472.98
09/30/04              $15,495.46                    $16,560.28
10/31/04              $15,603.98                    $16,702.70
11/30/04              $15,458.42                    $16,565.74
12/31/04              $15,622.22                    $16,767.84
01/31/05              $15,696.41                    $16,925.46
02/28/05              $15,587.61                    $16,869.61
03/31/05              $15,456.55                    $16,763.33
04/30/05              $15,697.03                    $17,028.19
05/31/05              $15,797.58                    $17,149.09
06/30/05              $15,892.38                    $17,255.41
07/31/05              $15,736.64                    $17,177.76
08/31/05              $15,906.13                    $17,351.26
09/30/05              $15,791.03                    $17,235.01
10/31/05              $15,672.70                    $17,129.87
11/30/05              $15,735.53                    $17,212.10
12/31/05              $15,867.88                    $17,360.12
01/31/06              $15,897.60                    $17,406.99
02/28/06              $15,993.28                    $17,523.62
03/31/06              $15,835.37                    $17,402.71
04/30/06              $15,807.05                    $17,397.48
05/31/06              $15,879.64                    $17,475.77
06/30/06              $15,787.32                    $17,409.37
07/31/06              $15,964.16                    $17,616.54
08/31/06              $16,199.48                    $17,877.26
--------------------------------------------------------------------------------

Average Annual Total Returns*
for periods ended 8/31/2006                     1 year      5 year      10 year
--------------------------------------------   --------    --------    --------
California Tax-Free Income Fund                    1.84%       3.34%       4.94%
Lehman Bros. Municipal Bond Fund Index             3.03%       4.95%       5.98%

--------------------------------------------------------------------------------
                      California Insured Intermediate Fund
               versus the Lehman Bros. 5 Year Municipal Bond Index

                                  [LINE CHART]

                   California Insured             Lehman Municipal
Date                Intermediate Fund                5 Yr Index
08/31/96               $10,000.00                    $10,000.00
09/30/96               $10,082.66                    $10,082.00
10/31/96               $10,198.98                    $10,169.71
11/30/96               $10,387.65                    $10,301.92
12/31/96               $10,340.61                    $10,282.35
01/31/97               $10,388.55                    $10,317.31
02/28/97               $10,441.92                    $10,392.62
03/31/97               $10,299.40                    $10,279.34
04/30/97               $10,340.44                    $10,323.54
05/31/97               $10,465.36                    $10,450.52
06/30/97               $10,560.11                    $10,529.95
07/31/97               $10,819.11                    $10,715.27
08/31/97               $10,734.26                    $10,660.63
09/30/97               $10,833.31                    $10,755.51
10/31/97               $10,871.59                    $10,811.43
11/30/97               $10,905.18                    $10,844.95
12/31/97               $11,001.87                    $10,938.22
01/31/98               $11,121.11                    $11,037.75
02/28/98               $11,124.84                    $11,055.42
03/31/98               $11,102.53                    $11,065.36
04/30/98               $11,026.04                    $11,018.89
05/31/98               $11,186.16                    $11,151.12
06/30/98               $11,215.93                    $11,189.03
07/31/98               $11,264.52                    $11,228.19
08/31/98               $11,446.79                    $11,366.30
09/30/98               $11,612.43                    $11,483.37
10/31/98               $11,617.29                    $11,516.67
11/30/98               $11,651.52                    $11,537.40
12/31/98               $11,659.07                    $11,577.78
01/31/99               $11,803.62                    $11,700.51
02/28/99               $11,742.13                    $11,688.81
03/31/99               $11,773.60                    $11,699.33
04/30/99               $11,768.09                    $11,734.43
05/31/99               $11,716.82                    $11,686.32
06/30/99               $11,551.67                    $11,554.26
07/31/99               $11,655.50                    $11,625.90
08/31/99               $11,619.73                    $11,621.25
09/30/99               $11,681.62                    $11,663.08
10/31/99               $11,606.67                    $11,633.93
11/30/99               $11,673.75                    $11,702.57
12/31/99               $11,580.63                    $11,663.95
01/31/00               $11,641.87                    $11,659.28
02/29/00               $11,693.95                    $11,697.76
03/31/00               $11,826.25                    $11,804.21
04/30/00               $11,753.73                    $11,777.06
05/31/00               $11,786.91                    $11,773.52
06/30/00               $12,021.25                    $11,988.98
07/31/00               $12,163.53                    $12,114.86
08/31/00               $12,345.72                    $12,245.70
09/30/00               $12,268.82                    $12,224.89
10/31/00               $12,347.66                    $12,310.46
11/30/00               $12,388.95                    $12,363.40
12/31/00               $12,591.74                    $12,562.45
01/31/01               $12,825.11                    $12,778.52
02/28/01               $12,817.33                    $12,813.02
03/31/01               $12,859.02                    $12,918.09
04/30/01               $12,643.58                    $12,845.75
05/31/01               $12,819.60                    $12,978.06
06/30/01               $12,918.88                    $13,044.25
07/31/01               $13,070.08                    $13,185.12
08/31/01               $13,290.88                    $13,363.12
09/30/01               $13,253.73                    $13,403.21
10/31/01               $13,416.37                    $13,514.46
11/30/01               $13,283.10                    $13,407.70
12/31/01               $13,150.55                    $13,342.00
01/31/02               $13,391.30                    $13,556.80
02/28/02               $13,552.24                    $13,710.00
03/31/02               $13,157.12                    $13,417.97
04/30/02               $13,473.88                    $13,727.93
05/31/02               $13,626.14                    $13,819.91
06/30/02               $13,704.33                    $13,970.54
07/31/02               $13,896.82                    $14,121.42
08/31/02               $14,110.89                    $14,256.99
09/30/02               $14,447.92                    $14,455.16
10/31/02               $14,010.93                    $14,307.72
11/30/02               $14,004.06                    $14,293.41
12/31/02               $14,326.49                    $14,577.85
01/31/03               $14,179.43                    $14,602.63
02/28/03               $14,326.90                    $14,761.80
03/31/03               $14,332.09                    $14,741.14
04/30/03               $14,420.99                    $14,810.42
05/31/03               $14,743.35                    $15,047.39
06/30/03               $14,645.77                    $15,008.26
07/31/03               $14,131.73                    $14,681.08
08/31/03               $14,256.89                    $14,783.85
09/30/03               $14,677.08                    $15,159.36
10/31/03               $14,608.37                    $15,059.31
11/30/03               $14,695.17                    $15,121.05
12/31/03               $14,776.20                    $15,180.02
01/31/04               $14,865.27                    $15,251.37
02/29/04               $15,059.13                    $15,437.44
03/31/04               $14,935.51                    $15,372.60
04/30/04               $14,566.35                    $15,065.15
05/31/04               $14,532.04                    $14,988.31
06/30/04               $14,601.64                    $15,043.77
07/31/04               $14,760.87                    $15,182.17
08/31/04               $14,977.61                    $15,447.86
09/30/04               $15,002.11                    $15,467.94
10/31/04               $15,066.35                    $15,553.02
11/30/04               $14,960.74                    $15,450.37
12/31/04               $15,097.66                    $15,590.97
01/31/05               $15,148.20                    $15,587.85
02/28/05               $15,049.81                    $15,509.91
03/31/05               $14,953.52                    $15,410.65
04/30/05               $15,113.08                    $15,589.41
05/31/05               $15,150.88                    $15,634.62
06/30/05               $15,221.28                    $15,706.54
07/31/05               $15,116.56                    $15,621.72
08/31/05               $15,214.07                    $15,720.14
09/30/05               $15,182.92                    $15,691.84
10/31/05               $15,106.75                    $15,625.94
11/30/05               $15,138.71                    $15,663.44
12/31/05               $15,205.71                    $15,738.62
01/31/06               $15,246.11                    $15,774.82
02/28/06               $15,272.71                    $15,803.22
03/31/06               $15,194.60                    $15,741.58
04/30/06               $15,217.80                    $15,776.22
05/31/06               $15,259.82                    $15,831.43
06/30/06               $15,197.68                    $15,757.02
07/31/06               $15,322.92                    $15,903.57
08/31/06               $15,468.20                    $16,075.32
--------------------------------------------------------------------------------

Average Annual Total Returns*
for periods ended 8/31/2006                     1 year      5 year      10 year
--------------------------------------------   --------    --------    --------
California Insured Intermediate Fund               1.67%       3.08%       4.46%
Lehman Bros. Municipal Bond Fund Index             2.26%       3.76%       4.86%


* Past performance does not predict future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

REGULAR SHARES
Average Annual Total Returns*
for periods ended 8/31/2006
                                                1 year      5 year      10 year
                                               --------    --------    --------
US Government
Securities Fund                                    1.00%       3.58%       5.77%

Lehman Bros. Composite
Treasury Index                                     0.79%       4.39%       6.24%

Lehman Bros
GNMA Index                                         3.08%       4.60%       6.57%

--------------------------------------------------------------------------------
                        U.S. Government Securities Fund
               versus the Lehman Bros. Treasury and GNMA Indicies

                                  [LINE CHART]

               U.S. Government    Lehman Bros.      Lehman Bros.
Date           Securities Fund     GNMA Index      Treasury Index
08/31/96         $10,000.00        $10,000.00        $10,000.00
09/30/96         $10,259.54        $10,167.00        $10,164.00
10/31/96         $10,614.98        $10,372.37        $10,387.61
11/30/96         $10,955.46        $10,522.77        $10,567.31
12/31/96         $10,699.19        $10,467.00        $10,458.47
01/31/97         $10,680.75        $10,547.60        $10,468.93
02/28/97         $10,691.30        $10,585.57        $10,481.49
03/31/97         $10,544.26        $10,690.37        $10,368.29
04/30/97         $10,705.30        $10,865.69        $10,517.59
05/31/97         $10,779.20        $10,977.61        $10,608.05
06/30/97         $10,903.73        $11,107.14        $10,726.86
07/31/97         $11,182.43        $11,308.18        $11,034.72
08/31/97         $11,000.49        $11,284.43        $10,923.27
09/30/97         $11,218.39        $11,434.52        $11,089.30
10/31/97         $11,454.56        $11,553.43        $11,282.25
11/30/97         $11,517.87        $11,589.25        $11,340.92
12/31/97         $11,697.22        $11,693.55        $11,460.00
01/31/98         $11,912.66        $11,806.98        $11,635.34
02/28/98         $11,842.36        $11,832.96        $11,600.43
03/31/98         $11,866.40        $11,882.66        $11,631.75
04/30/98         $11,909.14        $11,951.57        $11,684.10
05/31/98         $12,093.67        $12,032.85        $11,805.61
06/30/98         $12,308.22        $12,083.38        $11,941.38
07/31/98         $12,284.01        $12,151.05        $11,960.48
08/31/98         $12,751.18        $12,247.04        $12,285.81
09/30/98         $13,190.84        $12,391.56        $12,628.58
10/31/98         $13,038.53        $12,380.41        $12,588.17
11/30/98         $13,097.90        $12,450.97        $12,585.65
12/31/98         $13,110.40        $12,502.02        $12,610.82
01/31/99         $13,173.92        $12,590.79        $12,683.97
02/28/99         $12,720.74        $12,550.50        $12,360.53
03/31/99         $12,745.25        $12,627.06        $12,407.50
04/30/99         $12,776.96        $12,687.67        $12,437.27
05/31/99         $12,599.13        $12,624.23        $12,321.61
06/30/99         $12,527.43        $12,573.73        $12,295.73
07/31/99         $12,473.54        $12,490.74        $12,285.89
08/31/99         $12,446.96        $12,487.00        $12,288.35
09/30/99         $12,589.25        $12,688.04        $12,382.97
10/31/99         $12,581.07        $12,762.90        $12,396.59
11/30/99         $12,551.73        $12,768.00        $12,373.04
12/31/99         $12,462.73        $12,742.47        $12,291.38
01/31/00         $12,393.06        $12,627.78        $12,323.34
02/29/00         $12,506.74        $12,789.42        $12,508.19
03/31/00         $12,795.83        $12,991.49        $12,755.85
04/30/00         $12,752.41        $12,979.80        $12,715.03
05/31/00         $12,794.14        $13,026.53        $12,734.10
06/30/00         $13,022.63        $13,267.52        $12,949.31
07/31/00         $13,133.38        $13,337.83        $13,082.69
08/31/00         $13,361.67        $13,539.24        $13,275.00
09/30/00         $13,376.43        $13,665.15        $13,285.62
10/31/00         $13,495.49        $13,766.27        $13,414.49
11/30/00         $13,794.25        $13,960.38        $13,689.49
12/31/00         $14,077.99        $14,157.22        $13,950.96
01/31/01         $14,185.73        $14,389.40        $14,063.96
02/28/01         $14,338.42        $14,452.71        $14,234.13
03/31/01         $14,359.83        $14,539.43        $14,279.68
04/30/01         $14,150.71        $14,562.69        $14,102.62
05/31/01         $14,135.45        $14,685.02        $14,146.33
06/30/01         $14,221.60        $14,729.07        $14,222.72
07/31/01         $14,543.34        $14,980.94        $14,578.29
08/31/01         $14,689.46        $15,090.30        $14,770.73
09/30/01         $14,845.36        $15,294.02        $15,005.58
10/31/01         $15,324.71        $15,497.43        $15,421.24
11/30/01         $14,906.93        $15,367.25        $15,038.79
12/31/01         $14,729.48        $15,321.15        $14,892.91
01/31/02         $14,847.70        $15,475.89        $14,992.69
02/28/02         $14,987.53        $15,633.75        $15,081.15
03/31/02         $14,767.05        $15,485.23        $14,717.70
04/30/02         $15,029.34        $15,757.77        $15,084.17
05/31/02         $15,116.77        $15,860.19        $15,168.64
06/30/02         $15,241.18        $15,987.07        $15,382.52
07/31/02         $15,441.90        $16,172.52        $15,747.08
08/31/02         $15,665.82        $16,285.73        $16,087.22
09/30/02         $15,960.42        $16,420.90        $16,521.57
10/31/02         $15,793.65        $16,471.81        $16,338.18
11/30/02         $15,674.26        $16,486.63        $16,176.44
12/31/02         $16,051.08        $16,649.85        $16,597.02
01/31/03         $16,008.04        $16,691.47        $16,547.23
02/28/03         $16,239.17        $16,774.93        $16,831.84
03/31/03         $16,154.03        $16,786.67        $16,761.15
04/30/03         $16,210.50        $16,825.28        $16,839.93
05/31/03         $16,607.04        $16,825.28        $17,324.92
06/30/03         $16,547.25        $16,875.76        $17,219.24
07/31/03         $16,004.56        $16,597.31        $16,463.31
08/31/03         $16,060.11        $16,706.85        $16,560.44
09/30/03         $16,377.52        $16,947.43        $17,060.57
10/31/03         $16,209.91        $16,903.37        $16,799.54
11/30/03         $16,218.60        $16,962.53        $16,821.38
12/31/03         $16,330.07        $17,120.28        $16,971.09
01/31/04         $16,423.74        $17,205.88        $17,115.35
02/29/04         $16,526.98        $17,319.44        $17,327.58
03/31/04         $16,623.06        $17,390.45        $17,490.46
04/30/04         $16,298.70        $17,117.42        $16,927.26
05/31/04         $16,250.49        $17,083.19        $16,869.71
06/30/04         $16,354.50        $17,236.93        $16,937.19
07/31/04         $16,497.81        $17,376.55        $17,098.09
08/31/04         $16,739.33        $17,618.09        $17,452.02
09/30/04         $16,773.08        $17,655.09        $17,497.40
10/31/04         $16,851.35        $17,794.56        $17,635.63
11/30/04         $16,803.86        $17,753.63        $17,399.31
12/31/04         $16,900.58        $17,869.03        $17,571.56
01/31/05         $16,961.34        $17,972.67        $17,699.84
02/28/05         $16,910.92        $17,916.96        $17,554.70
03/31/05         $16,848.72        $17,882.91        $17,496.77
04/30/05         $17,044.70        $18,065.32        $17,804.71
05/31/05         $17,192.34        $18,195.39        $18,021.93
06/30/05         $17,250.47        $18,248.16        $18,131.86
07/31/05         $17,136.67        $18,178.81        $17,885.27
08/31/05         $17,342.40        $18,329.70        $18,169.64
09/30/05         $17,132.81        $18,256.38        $17,927.99
10/31/05         $16,985.68        $18,177.88        $17,788.15
11/30/05         $17,046.78        $18,216.05        $17,873.53
12/31/05         $17,218.75        $18,445.57        $18,059.42
01/31/06         $17,178.81        $18,506.44        $18,005.24
02/28/06         $17,236.18        $18,543.46        $18,032.25
03/31/06         $17,194.04        $18,424.78        $17,837.50
04/30/06         $17,147.65        $18,362.13        $17,764.37
05/31/06         $17,144.43        $18,325.41        $17,769.70
06/30/06         $17,152.78        $18,347.40        $17,826.56
07/31/06         $17,347.06        $18,607.93        $18,047.61
08/31/06         $17,515.90        $18,894.49        $18,312.91
--------------------------------------------------------------------------------

K SHARES
Average Annual Total Returns*
for periods ended 8/31/2006
                                                        1 year       Inception**
                                                      ----------     ----------
US Government
Securities Fund                                             0.55%          2.53%

Lehman Bros. Composite
Treasury Index                                              0.79%          2.50%

Lehman Bros
GNMA Index                                                  3.08%          3.86%

--------------------------------------------------------------------------------
                        U.S. Government Securities Fund
               versus the Lehman Bros. Treasury and GNMA Indicies

                                  [LINE CHART]

                 U.S. Government         Lehman Bros.        Lehman Bros.
Date             Securities Fund          GNMA Index         Tresury Index
10/31/03           $10,000.00             $10,000.00          $10,000.00
11/30/03           $10,002.33             $10,035.00          $10,013.00
12/31/03           $10,068.77             $10,128.33          $10,102.12
01/31/04           $10,121.48             $10,178.97          $10,187.98
02/29/04           $10,189.40             $10,246.15          $10,314.31
03/31/04           $10,235.12             $10,288.16          $10,411.27
04/30/04           $10,038.05             $10,126.63          $10,076.03
05/31/04           $10,002.93             $10,106.38          $10,041.77
06/30/04           $10,057.51             $10,197.34          $10,081.93
07/31/04           $10,147.41             $10,279.94          $10,177.71
08/31/04           $10,290.21             $10,422.83          $10,388.39
09/30/04           $10,303.84             $10,444.72          $10,415.40
10/31/04           $10,357.11             $10,527.23          $10,497.68
11/30/04           $10,312.65             $10,503.02          $10,357.01
12/31/04           $10,367.10             $10,571.29          $10,459.55
01/31/05           $10,408.71             $10,632.60          $10,535.90
02/28/05           $10,364.04             $10,599.64          $10,449.51
03/31/05           $10,331.13             $10,579.50          $10,415.03
04/30/05           $10,444.55             $10,687.41          $10,598.33
05/31/05           $10,530.04             $10,764.36          $10,727.63
06/30/05           $10,560.69             $10,795.58          $10,793.07
07/31/05           $10,486.54             $10,754.55          $10,646.28
08/31/05           $10,606.32             $10,843.81          $10,815.56
09/30/05           $10,474.17             $10,800.44          $10,671.71
10/31/05           $10,380.79             $10,754.00          $10,588.47
11/30/05           $10,412.77             $10,776.58          $10,639.30
12/31/05           $10,512.74             $10,912.37          $10,749.95
01/31/06           $10,492.96             $10,948.38          $10,717.70
02/28/06           $10,522.98             $10,970.27          $10,733.77
03/31/06           $10,482.86             $10,900.06          $10,617.85
04/30/06           $10,450.52             $10,863.00          $10,574.31
05/31/06           $10,443.22             $10,841.28          $10,577.49
06/30/06           $10,444.56             $10,854.29          $10,611.33
07/31/06           $10,557.79             $11,008.42          $10,742.92
08/31/06           $10,665.14             $11,177.95          $10,900.84
--------------------------------------------------------------------------------

REGULAR SHARES
Average Annual Total Returns*
for periods ended 8/31/2006
                                           1 year        5 year       Inception
                                         ----------    ----------    ----------
Short-Term U.S.
Government Bond Fund                           2.43%         1.87%         3.17%

Lehman Bros. 1-3 Year
Treasury Index                                 2.92%         3.03%         4.37%

--------------------------------------------------------------------------------
                      Short-Term U.S. Government Bond Fund
                   versus the Lehman 1-3 Year Treasury Index

                                  [LINE CHART]

           Short-Term U.S. Government      Lehman 1-3 yr
Date               Bond Fund               Treasury Index
01/18/00           $10,000.00                $10,000.00
01/31/00           $10,005.50                 $9,996.00
02/29/00           $10,055.58                $10,061.97
03/31/00           $10,118.70                $10,126.37
04/30/00           $10,157.21                $10,148.65
05/31/00           $10,203.74                $10,191.27
06/30/00           $10,293.62                $10,298.28
07/31/00           $10,352.01                $10,364.19
08/31/00           $10,414.70                $10,440.88
09/30/00           $10,478.54                $10,518.15
10/31/00           $10,532.34                $10,573.89
11/30/00           $10,607.69                $10,675.40
12/31/00           $10,711.54                $10,804.58
01/31/01           $10,812.31                $10,941.79
02/28/01           $10,871.37                $11,014.01
03/31/01           $10,937.22                $11,105.43
04/30/01           $10,971.36                $11,134.30
05/31/01           $11,030.53                $11,194.42
06/30/01           $11,060.09                $11,233.61
07/31/01           $11,154.18                $11,362.79
08/31/01           $11,204.55                $11,433.24
09/30/01           $11,368.56                $11,621.89
10/31/01           $11,477.31                $11,733.46
11/30/01           $11,407.80                $11,705.30
12/31/01           $11,392.97                $11,708.81
01/31/02           $11,417.28                $11,732.23
02/28/02           $11,476.69                $11,789.72
03/31/02           $11,399.61                $11,702.47
04/30/02           $11,495.23                $11,840.56
05/31/02           $11,519.68                $11,885.56
06/30/02           $11,570.96                $11,990.15
07/31/02           $11,630.47                $12,140.03
08/31/02           $11,641.78                $12,182.52
09/30/02           $11,686.42                $12,287.29
10/31/02           $11,711.77                $12,315.55
11/30/02           $11,698.56                $12,273.67
12/31/02           $11,733.79                $12,393.96
01/31/03           $11,744.86                $12,391.48
02/28/03           $11,751.80                $12,446.00
03/31/03           $11,767.08                $12,468.40
04/30/03           $11,768.35                $12,490.85
05/31/03           $11,781.23                $12,538.31
06/30/03           $11,792.15                $12,558.37
07/31/03           $11,779.82                $12,485.53
08/31/03           $11,777.49                $12,491.78
09/30/03           $11,846.21                $12,610.45
10/31/03           $11,821.50                $12,561.27
11/30/03           $11,815.42                $12,554.99
12/31/03           $11,851.29                $12,627.81
01/31/04           $11,864.04                $12,654.32
02/29/04           $11,907.50                $12,717.60
03/31/04           $11,924.38                $12,758.29
04/30/04           $11,843.04                $12,629.43
05/31/04           $11,842.33                $12,615.54
06/30/04           $11,831.63                $12,614.28
07/31/04           $11,854.95                $12,659.69
08/31/04           $11,902.56                $12,749.57
09/30/04           $11,891.23                $12,739.37
10/31/04           $11,916.15                $12,778.87
11/30/04           $11,856.93                $12,713.69
12/31/04           $11,876.11                $12,741.66
01/31/05           $11,871.97                $12,736.57
02/28/05           $11,856.27                $12,706.00
03/31/05           $11,854.85                $12,706.00
04/30/05           $11,896.83                $12,779.69
05/31/05           $11,954.04                $12,828.26
06/30/05           $11,968.05                $12,852.63
07/31/05           $11,919.24                $12,814.07
08/31/05           $12,000.22                $12,894.80
09/30/05           $11,969.62                $12,861.28
10/31/05           $11,963.70                $12,858.70
11/30/05           $11,996.52                $12,901.14
12/31/05           $12,027.61                $12,951.45
01/31/06           $12,037.47                $12,970.88
02/28/06           $12,045.16                $12,981.26
03/31/06           $12,057.89                $12,996.83
04/30/06           $12,101.60                $13,037.12
05/31/06           $12,105.04                $13,055.38
06/30/06           $12,129.12                $13,078.87
07/31/06           $12,213.87                $13,176.97
08/31/06           $12,292.27                $13,271.84
--------------------------------------------------------------------------------

K SHARES
Average Annual Total Returns*
for periods ended 8/31/2006
                                                        1 year       Inception**
                                                      ----------     ----------
Short-Term U.S.
Government Bond Fund                                        1.98%          0.90%

Lehman Bros. 1-3 Year
Treasury Index                                              2.92%          1.80%

* Past performance does not predict future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
**    K Share commencement of operations was 10/16/03.

--------------------------------------------------------------------------------
                      Short-Term U.S. Government Bond Fund
                   versus the Lehman 1-3 Year Treasury Index

                                  [LINE CHART]

                Short-Term U.S. Government            Lehman 1-3 yr
Date                    Bond Fund                    Treasury Index
10/31/03               $10,000.00                      $10,000.00
11/30/03                $9,991.20                       $9,995.00
12/31/03               $10,024.30                      $10,052.97
01/31/04               $10,030.14                      $10,074.08
02/29/04               $10,053.68                      $10,124.45
03/31/04               $10,070.00                      $10,156.85
04/30/04                $9,996.93                      $10,054.27
05/31/04                $9,982.27                      $10,043.21
06/30/04                $9,978.50                      $10,042.20
07/31/04                $9,993.66                      $10,078.35
08/31/04               $10,029.39                      $10,149.91
09/30/04               $10,015.68                      $10,141.79
10/31/04               $10,022.73                      $10,173.23
11/30/04                $9,977.92                      $10,121.35
12/31/04                $9,989.38                      $10,143.61
01/31/05                $9,981.81                      $10,139.56
02/28/05                $9,964.34                      $10,115.22
03/31/05                $9,958.54                      $10,115.22
04/30/05                $9,989.46                      $10,173.89
05/31/05               $10,023.32                      $10,212.55
06/30/05               $10,040.18                      $10,231.95
07/31/05                $9,997.37                      $10,201.26
08/31/05               $10,049.72                      $10,265.53
09/30/05               $10,020.06                      $10,238.84
10/31/05               $10,019.75                      $10,236.79
11/30/05               $10,042.54                      $10,270.57
12/31/05               $10,063.77                      $10,310.63
01/31/06               $10,067.94                      $10,326.09
02/28/06               $10,070.39                      $10,334.35
03/31/06               $10,086.23                      $10,346.75
04/30/06               $10,099.86                      $10,378.83
05/31/06               $10,106.63                      $10,393.36
06/30/06               $10,122.29                      $10,412.07
07/31/06               $10,188.91                      $10,490.16
08/31/06               $10,248.97                      $10,565.69
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
HISTORICAL PERFORMANCES AND MANAGER'S DISCUSSION - (CONTINUED)   AUGUST 31, 2006
--------------------------------------------------------------------------------

STOCK FUNDS

By definition, the objective for managing the index Funds is to match the performance of the Funds to their index benchmarks. Each of our index Funds tracked their respective benchmarks tightly during the last fiscal year. We measure the index Fund performance by using a correlation coefficient. This is a statistical measure that compares daily performance of a Fund against its benchmark index. A measure of 1.000 indicates that the performance is perfectly correlated, and a measure of -1.000 implies they are negatively correlated. According to Bloomberg, LLC, The Nasdaq-100 Index Fund, S&P MidCap Index Fund, SmallCap Index Fund and S&P 500 Index Fund each had a correlation coefficient of ..998 or greater.

For the first time since 1999, the S&P 500 Index outperformed the SmallCap and MidCap sectors during the fiscal year period. The S&P 500 "caught up" in the last part of the period, due largely to less downside volatility during the equity slide that began at the beginning of May. During this period the smaller indices fell roughly 8% while the S&P 500 fell roughly 1%. The smaller sectors have demonstrated higher volatility, and what remains unclear at this point is whether we have seen a shift in market leadership or whether we are looking at a short-term phenomenon related to the downside volatility.

Predicting market momentum and relative performance is a guessing game at best. As such, we strongly encourage shareholders to consider a balanced approach for the portion of their portfolios dedicated to stock funds. By this, we mean owning equal balances of each of the three core index funds (S&P 500, MidCap and SmallCap Funds) to achieve a more diversified equity portfolio. Over the past several years, a balanced portfolio like this has outperformed a total market index such as the Wilshire 5000 . The reason for this is that smaller companies represent a very small piece of the massive Wilshire 5000. Therefore, their performance does not factor significantly into the total return. If an investor balances an investment in each of these Funds, the performance of the SmallCaps will have a meaningful impact on their overall total return. Keep in mind that during periods where LargeCap stocks out-perform their smaller counterparts, this strategy will result in underperformance because SmallCap sectors will be over-weighted relative to the Wilshire 5000 . So why balance these three sectors? Two reasons: first, at times we need access to our capital. By employing this method, we maintain a degree of flexibility where we can draw from. As an investor, you can reduce holdings from any of the three holdings based on relative valuations. This can prove handy for a number of reasons. Second, history is on our side in that although more volatile, SmallCap stocks have returned more to investors over the long haul.

The Nasdaq-100 Index Fund finished down 0.24%, almost flat for the fiscal period versus a benchmark performance of 0.31%. While the performance of this Fund was hurt during the market slide that began in May, this Fund remains an effective tool for investors who want to take a more aggressive position.

Our European Growth & Income Fund is managed using American Depository Receipts ("ADRs") for many of the stocks that make up the Dow Stoxx 50, a European LargeCap Index. The Fund uses the weightings of this benchmark as an approximation for weighting its holdings. The Fund was up 17.97% for the period and tracked its benchmark, which returned 21.11%. This Fund generally provides investors a low-cost, efficient tool to diversify internationally. We did not hedge the currency risk during the previous fiscal year and do not plan to do so this year. The Manager does not invest in all members of the benchmark because in some cases ADRs are not available or do not provide sufficient liquidity. It is conceivable that the Manager may invest in the foreign stocks directly in the future as the Fund grows, international custody becomes more economical or the availability of ADRs is insufficient.

The Equity Income Fund is a value fund that focuses on income as well as potential for capital appreciation. The S Class shares were up 6.50% for the year. The performance lagged the gains of the U.S. stock market as measured by the S&P 500 Index by 2.38%. The Fund also under performed the S&P/Citigroup Value Index, by 6.37% for the year. The Fund invested a portion of its holdings in either S&P 500 or Russell 2000 futures contracts through the year to maintain equity exposure and minimize transaction costs due to shareholder activity. The Fund maintained a focus on Financial Services, Consumer Non-Cyclical and Consumer Cyclical over the year. The Fund's sector allocations were similar to the S&P 500 at year-end, other than an over-weight in Consumer Non-Cyclical stocks and an under-weighting of Industrial stocks.

The US economy performed well against a headwind of high commodity prices, soft housing and a continued Fed tightening of interest rates over the past year. Tight unemployment and high commodity prices, particularly oil, are considered potential precursors to inflation. The Fed Funds Target Rate was increased from 3.50% to 5.25% through 7 tightening decisions and the prime-lending rate increased from 6.5% to 8.25%. The Fed has paused in its rate increases recently, and there is considerable debate as to what the Fed will do next. Equity prices, as measured by the price earnings ratio of the S&P 500, are at their lowest levels since 1996. These low levels reflect investors' concerns over slowing profit growth, a slowing economy and headlines regarding very serious international political risks.

Stock prices appear to be moderately inexpensive as a whole, especially in light of the low interest rate environment we are in. On balance, I feel that the economic opportunity in equities outweighs the economic risks moving forward. While we cannot predict what the future holds, we can easily make the case that investors who have continued to invest through troubled markets in the past have been rewarded for their tenacity. We encourage you to maintain a diversified portfolio using both stock and bond funds, in a balance which is appropriate for your particular investment objectives.

REGULAR SHARES
Average Annual Total Returns*
for periods ended 8/31/2006
                                           1 year        5 year       10 year
                                         ----------    ----------    ----------
CIT S&P 500
Index Fund                                     8.61%         4.54%         8.88%

S&P 500 Composite
Stock Price Index                              8.87%         4.65%         8.90%

--------------------------------------------------------------------------------
                             CIT S&P 500 Index Fund
                 versus the S&P 500 Composite Stock Price Index

                                  [LINE CHART]

                  CIT S&P 500        S&P 500 Composite
Date              Index Fund         Stock Price Index
08/31/96          $10,000.00             $10,000.00
09/30/96          $10,556.85             $10,562.34
10/31/96          $10,848.96             $10,853.55
11/30/96          $11,665.41             $11,673.23
12/31/96          $11,432.66             $11,441.99
01/31/97          $12,141.12             $12,156.43
02/28/97          $12,231.41             $12,251.86
03/31/97          $11,720.84             $11,749.42
04/30/97          $12,411.94             $12,450.24
05/31/97          $13,165.87             $13,207.75
06/30/97          $13,742.14             $13,799.15
07/31/97          $14,829.45             $14,896.80
08/31/97          $14,015.72             $14,062.90
09/30/97          $14,775.64             $14,832.61
10/31/97          $14,289.23             $14,337.83
11/30/97          $14,947.79             $15,001.00
12/31/97          $15,204.67             $15,258.43
01/31/98          $15,370.17             $15,427.02
02/28/98          $16,471.13             $16,539.04
03/31/98          $17,310.16             $17,385.31
04/30/98          $17,490.69             $17,560.16
05/31/98          $17,187.39             $17,258.72
06/30/98          $17,873.94             $17,959.22
07/31/98          $17,678.16             $17,768.47
08/31/98          $15,154.79             $15,202.17
09/30/98          $16,111.49             $16,176.13
10/31/98          $17,459.58             $17,490.75
11/30/98          $18,505.14             $18,550.39
12/31/98          $19,575.34             $19,618.67
01/31/99          $20,420.91             $20,438.77
02/28/99          $19,792.35             $19,803.88
03/31/99          $20,568.03             $20,595.99
04/30/99          $21,326.19             $21,393.57
05/31/99          $20,800.73             $20,889.09
06/30/99          $21,948.63             $22,047.46
07/31/99          $21,278.28             $21,359.69
08/31/99          $21,180.36             $21,253.98
09/30/99          $20,599.41             $20,672.00
10/31/99          $21,900.58             $21,979.61
11/30/99          $22,340.48             $22,426.41
12/31/99          $23,689.70             $23,746.43
01/31/00          $22,497.66             $22,553.48
02/29/00          $22,060.58             $22,126.97
03/31/00          $24,196.15             $24,290.26
04/30/00          $23,446.75             $23,559.75
05/31/00          $22,984.35             $23,076.09
06/30/00          $23,547.28             $23,645.08
07/31/00          $23,227.56             $23,275.72
08/31/00          $24,650.31             $24,720.65
09/30/00          $23,374.47             $23,415.85
10/31/00          $23,286.30             $23,316.54
11/30/00          $21,460.51             $21,479.62
12/31/00          $21,580.27             $21,584.98
01/31/01          $22,323.57             $22,350.31
02/28/01          $20,355.05             $20,313.66
03/31/01          $19,093.72             $19,027.48
04/30/01          $20,544.81             $20,504.93
05/31/01          $20,692.37             $20,642.52
06/30/01          $20,190.23             $20,140.29
07/31/01          $19,992.77             $19,941.92
08/31/01          $18,750.42             $18,694.82
09/30/01          $17,253.02             $17,185.28
10/31/01          $17,558.75             $17,513.16
11/30/01          $18,880.82             $18,856.23
12/31/01          $19,031.38             $19,021.54
01/31/02          $18,757.84             $18,744.11
02/28/02          $18,417.99             $18,382.56
03/31/02          $19,085.41             $19,073.98
04/30/02          $17,938.30             $17,918.08
05/31/02          $17,805.30             $17,786.54
06/30/02          $16,541.64             $16,520.07
07/31/02          $15,316.02             $15,232.63
08/31/02          $15,407.74             $15,332.35
09/30/02          $13,715.38             $13,667.57
10/31/02          $14,930.25             $14,869.38
11/30/02          $15,835.11             $15,743.73
12/31/02          $14,894.64             $14,819.31
01/31/03          $14,490.71             $14,431.84
02/28/03          $14,271.93             $14,214.99
03/31/03          $14,404.13             $14,352.62
04/30/03          $15,586.87             $15,534.29
05/31/03          $16,423.24             $16,351.96
06/30/03          $16,635.04             $16,560.86
07/31/03          $16,923.30             $16,852.98
08/31/03          $17,262.45             $17,181.00
09/30/03          $17,068.04             $16,999.09
10/31/03          $18,038.01             $17,960.22
11/30/03          $18,199.66             $18,118.05
12/31/03          $19,138.66             $19,067.59
01/31/04          $19,480.28             $19,417.51
02/29/04          $19,745.02             $19,687.32
03/31/04          $19,449.53             $19,390.36
04/30/04          $19,141.08             $19,086.35
05/31/04          $19,398.12             $19,347.74
06/30/04          $19,773.31             $19,723.84
07/31/04          $19,111.34             $19,070.17
08/31/04          $19,188.71             $19,146.78
09/30/04          $19,384.30             $19,354.01
10/31/04          $19,686.37             $19,649.68
11/30/04          $20,480.38             $20,444.47
12/31/04          $21,175.15             $21,139.95
01/31/05          $20,662.49             $20,624.66
02/28/05          $21,096.94             $21,058.46
03/31/05          $20,723.31             $20,685.96
04/30/05          $20,321.94             $20,293.81
05/31/05          $20,958.90             $20,938.95
06/30/05          $20,991.19             $20,968.96
07/31/05          $21,761.83             $21,748.44
08/31/05          $21,551.66             $21,549.87
09/30/05          $21,721.90             $21,724.32
10/31/05          $21,361.62             $21,361.98
11/30/05          $22,161.26             $22,169.12
12/31/05          $22,168.29             $22,177.57
01/31/06          $22,750.74             $22,764.76
02/28/06          $22,803.68             $22,826.34
03/31/06          $23,085.81             $23,110.44
04/30/06          $23,387.01             $23,420.56
05/31/06          $22,704.89             $22,747.33
06/30/06          $22,730.58             $22,777.54
07/31/06          $22,864.03             $22,917.94
08/31/06          $23,406.72             $23,462.40
--------------------------------------------------------------------------------

K SHARES
Average Annual Total Returns*
for periods ended 8/31/2006

                                                        1 year       Inception**
                                                      ----------     ----------
CIT S&P 500
Index Fund                                                  8.04%          8.99%

S&P 500 Composite
Stock Price Index                                           8.87%          9.78%

--------------------------------------------------------------------------------
                             CIT S&P 500 Index Fund
                 versus the S&P 500 Composite Stock Price Index

                                  [LINE CHART]

                CIT S&P 500        S&P 500 Composite
Date            Index Fund         Stock Price Index
10/31/03        $10,000.00             $10,000.00
11/30/03        $10,084.94             $10,087.88
12/31/03        $10,605.66             $10,616.57
01/31/04        $10,794.54             $10,811.40
02/29/04        $10,936.20             $10,961.63
03/31/04        $10,762.53             $10,796.28
04/30/04        $10,587.56             $10,627.02
05/31/04        $10,729.42             $10,772.55
06/30/04        $10,931.20             $10,981.96
07/31/04        $10,561.77             $10,618.01
08/31/04        $10,594.93             $10,660.66
09/30/04        $10,703.14             $10,776.04
10/31/04        $10,859.78             $10,940.67
11/30/04        $11,291.71             $11,383.19
12/31/04        $11,672.46             $11,770.43
01/31/05        $11,386.25             $11,483.52
02/28/05        $11,619.99             $11,725.06
03/31/05        $11,409.54             $11,517.65
04/30/05        $11,184.69             $11,299.35
05/31/05        $11,533.91             $11,658.55
06/30/05        $11,544.53             $11,675.26
07/31/05        $11,961.63             $12,109.26
08/31/05        $11,841.78             $11,998.71
09/30/05        $11,928.89             $12,095.84
10/31/05        $11,727.11             $11,894.09
11/30/05        $12,164.29             $12,343.50
12/31/05        $12,156.80             $12,348.20
01/31/06        $12,474.81             $12,675.14
02/28/06        $12,498.91             $12,709.43
03/31/06        $12,645.92             $12,867.61
04/30/06        $12,805.32             $13,040.28
05/31/06        $12,428.54             $12,665.44
06/30/06        $12,434.98             $12,682.26
07/31/06        $12,502.79             $12,760.43
08/31/06        $12,793.44             $13,063.58
--------------------------------------------------------------------------------

REGULAR SHARES
Average Annual Total Returns*
for periods ended 8/31/2006
                                           1 year        5 year        10 year
                                         ----------    ----------    ----------
CIT S&P MidCap
Index Fund                                     5.80%         9.57%        13.73%

S&P MidCap 400
Index                                          6.66%         9.96%        13.77%

--------------------------------------------------------------------------------
                            CIT S&P MidCap Index Fund
                         versus the S&P MidCap 400 Index

                                  [LINE CHART]

Date        CIT S&P MidCap Index Fund    S&P MidCap 400 Index
08/31/96            $10,000.00                $10,000.00
09/30/96            $10,438.61                $10,435.93
10/31/96            $10,459.45                $10,466.43
11/30/96            $11,052.56                $11,055.18
12/31/96            $11,040.25                $11,067.26
01/31/97            $11,464.03                $11,482.52
02/28/97            $11,369.04                $11,388.43
03/31/97            $10,883.23                $10,903.63
04/30/97            $11,147.24                $11,186.19
05/31/97            $12,115.30                $12,164.33
06/30/97            $12,464.16                $12,505.74
07/31/97            $13,692.92                $13,742.70
08/31/97            $13,663.49                $13,726.38
09/30/97            $14,444.59                $14,515.03
10/31/97            $13,839.35                $13,883.76
11/30/97            $14,036.58                $14,089.42
12/31/97            $14,560.91                $14,635.08
01/31/98            $14,305.18                $14,356.42
02/28/98            $15,463.98                $15,545.14
03/31/98            $16,179.48                $16,245.90
04/30/98            $16,467.97                $16,541.85
05/31/98            $15,722.71                $15,798.32
06/30/98            $15,830.73                $15,897.24
07/31/98            $15,211.96                $15,280.68
08/31/98            $12,383.32                $12,438.47
09/30/98            $13,526.92                $13,598.97
10/31/98            $14,719.99                $14,812.07
11/30/98            $15,449.90                $15,551.25
12/31/98            $17,252.97                $17,428.66
01/31/99            $16,620.52                $16,750.42
02/28/99            $15,736.94                $15,873.62
03/31/99            $16,181.34                $16,317.10
04/30/99            $17,459.06                $17,603.49
05/31/99            $17,543.00                $17,680.03
06/30/99            $18,485.33                $18,626.17
07/31/99            $18,092.83                $18,227.42
08/31/99            $17,476.02                $17,602.70
09/30/99            $16,941.37                $17,059.95
10/31/99            $17,822.17                $17,928.66
11/30/99            $18,714.26                $18,869.54
12/31/99            $19,791.04                $19,990.02
01/31/00            $19,250.10                $19,427.08
02/29/00            $20,543.63                $20,786.27
03/31/00            $22,506.75                $22,525.02
04/30/00            $21,787.57                $21,737.39
05/31/00            $21,481.03                $21,469.02
06/30/00            $21,846.40                $21,784.70
07/31/00            $22,224.90                $22,129.18
08/31/00            $24,543.19                $24,598.53
09/30/00            $24,392.26                $24,430.13
10/31/00            $23,633.34                $23,601.29
11/30/00            $21,896.36                $21,820.98
12/31/00            $23,648.49                $23,489.97
01/31/01            $24,113.84                $24,013.54
02/28/01            $22,774.19                $22,643.91
03/31/01            $21,191.98                $20,961.55
04/30/01            $23,469.62                $23,273.09
05/31/01            $24,035.49                $23,814.93
06/30/01            $23,981.45                $23,718.77
07/31/01            $23,641.29                $23,365.27
08/31/01            $22,932.62                $22,601.38
09/30/01            $20,209.90                $19,790.68
10/31/01            $21,005.79                $20,666.71
11/30/01            $22,567.22                $22,204.07
12/31/01            $23,726.12                $23,349.44
01/31/02            $23,626.06                $23,229.49
02/28/02            $23,654.65                $23,257.76
03/31/02            $25,325.34                $24,920.14
04/30/02            $25,210.81                $24,803.59
05/31/02            $24,809.96                $24,385.57
06/30/02            $23,028.45                $22,600.96
07/31/02            $20,792.96                $20,411.22
08/31/02            $20,921.93                $20,513.93
09/30/02            $19,221.80                $18,861.49
10/31/02            $20,054.42                $19,678.10
11/30/02            $21,202.84                $20,815.34
12/31/02            $20,353.30                $19,960.37
01/31/03            $19,791.93                $19,377.49
02/28/03            $19,288.13                $18,915.78
03/31/03            $19,400.54                $19,074.94
04/30/03            $20,785.27                $20,458.78
05/31/03            $22,472.90                $22,153.30
06/30/03            $22,741.19                $22,435.45
07/31/03            $23,550.28                $23,231.77
08/31/03            $24,576.09                $24,283.96
09/30/03            $24,194.38                $23,912.61
10/31/03            $26,003.16                $25,720.45
11/30/03            $26,929.26                $26,616.25
12/31/03            $27,386.09                $27,065.00
01/31/04            $27,966.00                $27,651.22
02/29/04            $28,661.89                $28,315.32
03/31/04            $28,775.11                $28,435.18
04/30/04            $27,816.91                $27,502.48
05/31/04            $28,383.12                $28,072.25
06/30/04            $29,028.75                $28,710.61
07/31/04            $27,690.75                $27,371.40
08/31/04            $27,632.58                $27,299.17
09/30/04            $28,464.61                $28,107.55
10/31/04            $28,814.22                $28,556.68
11/30/04            $30,474.90                $30,256.66
12/31/04            $31,746.48                $31,523.36
01/31/05            $30,914.51                $30,718.73
02/28/05            $31,980.02                $31,748.76
03/31/05            $31,601.98                $31,397.42
04/30/05            $30,357.23                $30,177.51
05/31/05            $32,173.10                $31,993.83
06/30/05            $32,936.65                $32,735.42
07/31/05            $34,637.74                $34,454.39
08/31/05            $34,227.13                $34,070.12
09/30/05            $34,442.70                $34,331.88
10/31/05            $33,693.63                $33,593.78
11/30/05            $35,318.23                $35,234.53
12/31/05            $35,564.47                $35,480.36
01/31/06            $37,595.38                $37,570.62
02/28/06            $37,264.77                $37,255.66
03/31/06            $38,181.67                $38,184.85
04/30/06            $38,654.99                $38,721.81
05/31/06            $36,887.91                $36,976.50
06/30/06            $36,875.13                $36,983.49
07/31/06            $35,815.22                $35,929.05
08/31/06            $36,210.71                $36,338.75
--------------------------------------------------------------------------------

K SHARES
Average Annual Total Returns*
for periods ended 8/31/2006
                                                       1 year        Inception**
                                                     ----------      ----------
CIT S&P MidCap
Index Fund                                                 5.23%          12.08%

S&P MidCap 400
Index                                                      6.66%          13.16%

* Past performance does not predict future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
**    K Share commencement of operations was 10/16/03.

--------------------------------------------------------------------------------
                            CIT S&P MidCap Index Fund
                         versus the S&P MidCap 400 Index

                                  [LINE CHART]

Date      CIT S&P MidCap Index Fund      S&P MidCap 400 Index
10/31/03          $10,000.00                   $10,000.00
11/30/03          $10,356.35                   $10,348.28
12/31/03          $10,532.52                   $10,522.75
01/31/04          $10,749.74                   $10,750.67
02/29/04          $11,011.52                   $11,008.87
03/31/04          $11,053.13                   $11,055.47
04/30/04          $10,679.87                   $10,692.84
05/31/04          $10,891.56                   $10,914.37
06/30/04          $11,129.62                   $11,162.56
07/31/04          $10,616.89                   $10,641.88
08/31/04          $10,589.03                   $10,613.80
09/30/04          $10,905.41                   $10,928.09
10/31/04          $11,033.65                   $11,102.71
11/30/04          $11,663.67                   $11,763.66
12/31/04          $12,140.86                   $12,256.14
01/31/05          $11,822.83                   $11,943.31
02/28/05          $12,224.55                   $12,343.78
03/31/05          $12,076.70                   $12,207.18
04/30/05          $11,595.86                   $11,732.99
05/31/05          $12,283.56                   $12,439.18
06/30/05          $12,570.83                   $12,727.51
07/31/05          $13,213.91                   $13,395.84
08/31/05          $13,051.74                   $13,246.44
09/30/05          $13,129.08                   $13,348.21
10/31/05          $12,832.60                   $13,061.24
11/30/05          $13,451.35                   $13,699.16
12/31/05          $13,534.61                   $13,794.74
01/31/06          $14,307.15                   $14,607.43
02/28/06          $14,169.42                   $14,484.97
03/31/06          $14,519.88                   $14,846.24
04/30/06          $14,687.74                   $15,055.01
05/31/06          $14,010.31                   $14,376.44
06/30/06          $13,998.50                   $14,379.15
07/31/06          $13,590.30                   $13,969.19
08/31/06          $13,734.37                   $14,128.48
--------------------------------------------------------------------------------

REGULAR SHARES
Average Annual Total Returns*
for periods ended 8/31/2006
                                           1 year        5 year       Inception
                                         ----------    ----------    ----------
CIT SmallCap Index Fund                        6.94%        11.12%        10.38%

S&P SmallCap 600 Index                         7.13%        11.56%        11.35%

--------------------------------------------------------------------------------
                           CIT S&P SmallCap Index Fund
                        versus the S&P SmallCap 600 Index

                                  [LINE CHART]

Date       CIT S&P SmallCap Index Fund      S&P SmallCap 600 Index
10/02/96            $10,000.00                    $10,000.00
10/31/96             $9,850.00                     $9,930.87
11/30/96            $10,240.00                    $10,446.37
12/31/96            $10,372.50                    $10,568.60
01/31/97            $10,635.09                    $10,744.41
02/28/97            $10,382.60                    $10,522.11
03/31/97             $9,839.13                     $9,982.35
04/30/97            $10,001.76                    $10,104.43
05/31/97            $11,109.68                    $11,291.22
06/30/97            $11,578.46                    $11,790.12
07/31/97            $12,200.19                    $12,531.24
08/31/97            $12,485.57                    $12,846.77
09/30/97            $13,284.45                    $13,696.24
10/31/97            $12,711.75                    $13,105.40
11/30/97            $12,642.28                    $13,010.10
12/31/97            $12,867.56                    $13,272.04
01/31/98            $12,592.20                    $13,013.24
02/28/98            $13,672.44                    $14,198.35
03/31/98            $14,190.54                    $14,740.09
04/30/98            $14,286.06                    $14,826.45
05/31/98            $13,490.03                    $14,041.36
06/30/98            $13,503.30                    $14,081.84
07/31/98            $12,439.21                    $13,004.94
08/31/98            $10,066.29                    $10,498.37
09/30/98            $10,698.78                    $11,139.22
10/31/98            $11,178.79                    $11,655.74
11/30/98            $11,778.62                    $12,311.07
12/31/98            $12,493.43                    $13,096.16
01/31/99            $12,374.45                    $12,932.55
02/28/99            $11,260.31                    $11,767.17
03/31/99            $11,424.62                    $11,919.17
04/30/99            $12,150.85                    $12,706.46
05/31/99            $12,389.32                    $13,015.81
06/30/99            $13,107.97                    $13,756.20
07/31/99            $12,977.75                    $13,635.06
08/31/99            $12,435.21                    $13,035.23
09/30/99            $12,472.42                    $13,090.45
10/31/99            $12,483.30                    $13,057.37
11/30/99            $13,011.35                    $13,609.93
12/31/99            $14,172.02                    $14,721.16
01/31/00            $13,784.37                    $14,265.06
02/29/00            $15,745.42                    $16,174.87
03/31/00            $15,079.69                    $15,577.09
04/30/00            $14,771.24                    $15,309.96
05/31/00            $14,280.01                    $14,857.49
06/30/00            $15,239.17                    $15,736.75
07/31/00            $14,827.30                    $15,349.74
08/31/00            $16,120.11                    $16,710.02
09/30/00            $15,632.16                    $16,255.16
10/31/00            $15,586.25                    $16,356.51
11/30/00            $14,034.28                    $14,654.45
12/31/00            $15,722.03                    $16,460.06
01/31/01            $16,231.93                    $17,165.25
02/28/01            $15,260.69                    $16,118.21
03/31/01            $14,583.85                    $15,379.91
04/30/01            $15,654.23                    $16,551.79
05/31/01            $15,909.66                    $16,868.63
06/30/01            $16,458.25                    $17,486.39
07/31/01            $16,092.79                    $17,194.54
08/31/01            $15,702.95                    $16,802.82
09/30/01            $13,658.04                    $14,531.92
10/31/01            $14,378.16                    $15,306.80
11/30/01            $15,366.82                    $16,425.87
12/31/01            $16,391.35                    $17,537.34
01/31/02            $16,489.06                    $17,690.30
02/28/02            $16,232.57                    $17,385.94
03/31/02            $17,434.56                    $18,759.10
04/30/02            $17,898.83                    $19,289.21
05/31/02            $17,153.55                    $18,491.39
06/30/02            $16,247.13                    $17,534.91
07/31/02            $14,034.39                    $15,058.28
08/31/02            $14,181.09                    $15,201.89
09/30/02            $13,296.73                    $14,271.67
10/31/02            $13,749.33                    $14,727.69
11/30/02            $14,495.50                    $15,494.40
12/31/02            $13,990.55                    $14,972.31
01/31/03            $13,499.22                    $14,457.67
02/28/03            $13,093.88                    $13,994.75
03/31/03            $13,179.49                    $14,104.44
04/30/03            $14,224.51                    $15,249.14
05/31/03            $15,343.29                    $16,477.69
06/30/03            $15,695.89                    $16,906.44
07/31/03            $16,520.05                    $17,785.20
08/31/03            $17,307.30                    $18,650.34
09/30/03            $16,824.74                    $18,102.34
10/31/03            $18,252.44                    $19,671.30
11/30/03            $18,935.71                    $20,415.72
12/31/03            $19,255.20                    $20,777.29
01/31/04            $19,826.64                    $21,374.28
02/29/04            $20,186.90                    $21,785.42
03/31/04            $20,431.63                    $22,071.96
04/30/04            $19,748.09                    $21,340.15
05/31/04            $20,021.50                    $21,666.42
06/30/04            $21,049.30                    $22,866.41
07/31/04            $19,917.21                    $21,613.17
08/31/04            $19,718.17                    $21,424.23
09/30/04            $20,756.45                    $22,553.99
10/31/04            $21,154.89                    $22,974.51
11/30/04            $22,955.96                    $24,937.59
12/31/04            $23,488.57                    $25,485.69
01/31/05            $22,903.31                    $24,907.88
02/28/05            $23,540.59                    $25,621.89
03/31/05            $22,918.91                    $24,960.26
04/30/05            $21,629.72                    $23,566.70
05/31/05            $23,088.20                    $25,126.94
06/30/05            $23,861.84                    $25,943.81
07/31/05            $25,283.12                    $27,505.35
08/31/05            $24,878.91                    $27,099.67
09/30/05            $25,093.79                    $27,337.71
10/31/05            $24,349.98                    $26,481.88
11/30/05            $25,433.07                    $27,697.48
12/31/05            $25,201.02                    $27,447.34
01/31/06            $27,295.40                    $29,745.07
02/28/06            $27,090.07                    $29,522.37
03/31/06            $28,394.61                    $30,970.47
04/30/06            $28,394.61                    $30,967.46
05/31/06            $27,064.68                    $29,553.89
06/30/06            $27,085.52                    $29,558.17
07/31/06            $26,152.01                    $28,542.46
08/31/06            $26,605.04                    $29,033.19
--------------------------------------------------------------------------------

K SHARES
Average Annual Total Returns*
for periods ended 8/31/2006
                                                         1 year      Inception**
                                                       ----------    ----------
CIT S&P SmallCap Index Fund                                  6.38%        13.60%

S&P SmallCap 600 Index                                       7.13%        14.66%

--------------------------------------------------------------------------------
                           CIT S&P SmallCap Index Fund
                        versus the S&P SmallCap 600 Index

                                  [LINE CHART]

Date        CIT S&P SmallCap Index Fund   S&P SmallCap 600 Index
10/31/03             $10,000.00                  $10,000.00
11/30/03             $10,367.60                  $10,378.43
12/31/03             $10,544.48                  $10,562.23
01/31/04             $10,843.81                  $10,865.72
02/29/04             $11,047.89                  $11,074.72
03/31/04             $11,170.34                  $11,220.39
04/30/04             $10,789.38                  $10,848.36
05/31/04             $10,939.04                  $11,014.22
06/30/04             $11,496.88                  $11,624.24
07/31/04             $10,871.01                  $10,987.15
08/31/04             $10,762.16                  $10,891.10
09/30/04             $11,320.00                  $11,465.42
10/31/04             $11,537.70                  $11,679.19
11/30/04             $12,508.12                  $12,677.13
12/31/04             $12,791.90                  $12,955.75
01/31/05             $12,536.49                  $12,662.02
02/28/05             $12,877.05                  $13,024.99
03/31/05             $12,529.68                  $12,688.64
04/30/05             $11,827.28                  $11,980.22
05/31/05             $12,558.07                  $12,773.37
06/30/05             $12,970.92                  $13,188.63
07/31/05             $13,730.15                  $13,982.44
08/31/05             $13,510.19                  $13,776.21
09/30/05             $13,623.72                  $13,897.22
10/31/05             $13,212.17                  $13,462.16
11/30/05             $13,794.01                  $14,080.11
12/31/05             $13,660.24                  $13,952.95
01/31/06             $14,789.93                  $15,121.01
02/28/06             $14,678.44                  $15,007.80
03/31/06             $15,375.49                  $15,743.95
04/30/06             $15,368.06                  $15,742.43
05/31/06             $14,646.87                  $15,023.83
06/30/06             $14,646.87                  $15,026.02
07/31/06             $14,133.86                  $14,509.67
08/31/06             $14,371.78                  $14,759.14
--------------------------------------------------------------------------------

REGULAR SHARES
Average Annual Total Returns*
for periods ended 8/31/2006
                                           1 year        5 year       Inception
                                         ----------    ----------    ----------
CIT Equity
Income Fund                                    6.50%         8.26%         8.47%

S&P/Citigroup Value
Index                                         12.83%         6.39%         9.56%

S&P 500 Composite
Stock Price Index                              8.87%         4.65%         8.85%

--------------------------------------------------------------------------------
                             CIT Equity Income Fund
                      versus the S&P/Citigroup Value Index
                   and the S&P 500 Composite Stock Price Index

                                  [LINE CHART]

             CIT Equity     S&P/Citigroup    S&P 500 Composite
Date         Income Fund     Value Index     Stock Price Index
09/04/96     $10,000.00      $10,000.00         $10,000.00
09/30/96     $10,206.90      $10,366.00         $10,562.34
10/31/96     $10,527.75      $10,716.60         $10,853.55
11/30/96     $11,208.65      $11,533.54         $11,673.23
12/31/96     $11,096.97      $11,344.34         $11,441.99
01/31/97     $11,574.49      $11,868.70         $12,156.43
02/28/97     $11,667.91      $11,954.63         $12,251.86
03/31/97     $11,245.42      $11,546.17         $11,749.42
04/30/97     $11,737.08      $11,978.54         $12,450.24
05/31/97     $12,354.27      $12,728.84         $13,207.75
06/30/97     $12,801.36      $13,215.15         $13,799.15
07/31/97     $13,824.21      $14,275.12         $14,896.80
08/31/97     $13,328.60      $13,630.99         $14,062.90
09/30/97     $14,064.00      $14,429.56         $14,832.61
10/31/97     $13,617.86      $13,899.93         $14,337.83
11/30/97     $14,079.12      $14,428.22         $15,001.00
12/31/97     $14,347.76      $14,747.90         $15,258.43
01/31/98     $14,204.29      $14,566.05         $15,427.02
02/28/98     $15,219.67      $15,657.62         $16,539.04
03/31/98     $16,086.82      $16,450.20         $17,385.31
04/30/98     $16,220.05      $16,644.84         $17,560.16
05/31/98     $16,075.72      $16,411.09         $17,258.72
06/30/98     $16,228.60      $16,535.54         $17,959.22
07/31/98     $15,792.70      $16,176.93         $17,768.47
08/31/98     $13,389.71      $13,579.24         $15,202.17
09/30/98     $13,865.61      $14,405.61         $16,176.13
10/31/98     $14,845.56      $15,531.53         $17,490.75
11/30/98     $15,431.27      $16,339.96         $18,550.39
12/31/98     $16,233.81      $16,911.80         $19,618.67
01/31/99     $16,449.05      $17,253.42         $20,438.77
02/28/99     $16,131.85      $16,883.59         $19,803.88
03/31/99     $16,445.99      $17,395.26         $20,595.99
04/30/99     $17,493.80      $18,896.63         $21,393.57
05/31/99     $16,901.56      $18,556.30         $20,889.09
06/30/99     $17,588.21      $19,268.48         $22,047.46
07/31/99     $17,061.83      $18,676.01         $21,359.69
08/31/99     $16,455.34      $18,202.03         $21,253.98
09/30/99     $15,681.66      $17,492.17         $20,672.00
10/31/99     $16,291.44      $18,480.41         $21,979.61
11/30/99     $16,253.45      $18,372.46         $22,426.41
12/31/99     $16,868.26      $19,062.26         $23,746.43
01/31/00     $16,248.80      $18,455.75         $22,553.48
02/29/00     $15,927.16      $17,302.86         $22,126.97
03/31/00     $17,176.79      $19,105.47         $24,290.26
04/30/00     $16,709.97      $18,977.54         $23,559.75
05/31/00     $16,554.36      $19,036.18         $23,076.09
06/30/00     $16,354.58      $18,285.13         $23,645.08
07/31/00     $16,474.84      $18,651.20         $23,275.72
08/31/00     $17,809.66      $19,900.84         $24,720.65
09/30/00     $17,386.60      $19,895.95         $23,415.85
10/31/00     $17,337.90      $20,266.71         $23,316.54
11/30/00     $16,303.59      $19,230.01         $21,479.62
12/31/00     $16,667.74      $20,218.87         $21,584.98
01/31/01     $16,029.03      $21,071.89         $22,350.31
02/28/01     $15,881.64      $19,676.61         $20,313.66
03/31/01     $15,316.88      $18,900.49         $19,027.48
04/30/01     $16,255.66      $20,181.16         $20,504.93
05/31/01     $16,428.59      $20,392.08         $20,642.52
06/30/01     $15,894.23      $19,731.64         $20,140.29
07/31/01     $15,534.40      $19,390.46         $19,941.92
08/31/01     $15,149.77      $18,271.03         $18,694.82
09/30/01     $14,332.47      $16,536.74         $17,185.28
10/31/01     $14,382.32      $16,537.29         $17,513.16
11/30/01     $15,242.27      $17,587.21         $18,856.23
12/31/01     $15,699.92      $17,855.87         $19,021.54
01/31/02     $15,562.20      $17,366.30         $18,744.11
02/28/02     $15,512.12      $17,209.78         $18,382.56
03/31/02     $16,146.87      $18,091.79         $19,073.98
04/30/02     $15,983.77      $17,186.06         $17,918.08
05/31/02     $15,732.85      $17,255.55         $17,786.54
06/30/02     $15,077.19      $16,167.65         $16,520.07
07/31/02     $14,171.05      $14,421.22         $15,232.63
08/31/02     $14,322.07      $14,519.61         $15,332.35
09/30/02     $13,201.10      $12,862.34         $13,667.57
10/31/02     $13,542.18      $13,929.78         $14,869.38
11/30/02     $13,858.00      $14,906.92         $15,743.73
12/31/02     $13,716.89      $14,132.49         $14,819.31
01/31/03     $13,222.02      $13,746.81         $14,431.84
02/28/03     $13,044.37      $13,371.84         $14,214.99
03/31/03     $13,245.75      $13,354.58         $14,352.62
04/30/03     $14,072.81      $14,674.04         $15,534.29
05/31/03     $14,925.32      $15,752.62         $16,351.96
06/30/03     $15,197.49      $15,868.23         $16,560.86
07/31/03     $15,414.41      $16,220.69         $16,852.98
08/31/03     $15,720.66      $16,570.74         $17,181.00
09/30/03     $15,679.57      $16,271.29         $16,999.09
10/31/03     $16,447.55      $17,383.04         $17,960.22
11/30/03     $16,805.94      $17,538.93         $18,118.05
12/31/03     $17,489.19      $18,621.35         $19,067.59
01/31/04     $17,720.49      $18,950.61         $19,417.51
02/29/04     $18,247.35      $19,378.42         $19,687.32
03/31/04     $18,259.30      $19,243.97         $19,390.36
04/30/04     $17,744.23      $18,769.49         $19,086.35
05/31/04     $17,988.89      $18,984.91         $19,347.74
06/30/04     $18,378.67      $19,397.05         $19,723.84
07/31/04     $18,068.92      $19,027.81         $19,070.17
08/31/04     $18,159.26      $19,232.15         $19,146.78
09/30/04     $18,582.07      $19,596.06         $19,354.01
10/31/04     $18,569.12      $19,892.02         $19,649.68
11/30/04     $19,592.11      $20,861.97         $20,444.47
12/31/04     $20,190.10      $21,540.78         $21,139.95
01/31/05     $19,838.63      $21,017.41         $20,624.66
02/28/05     $20,437.44      $21,397.72         $21,058.46
03/31/05     $19,956.70      $21,017.76         $20,685.96
04/30/05     $19,446.33      $20,588.78         $20,293.81
05/31/05     $20,153.00      $21,239.97         $20,938.95
06/30/05     $20,500.31      $21,560.69         $20,968.96
07/31/05     $21,300.90      $22,239.79         $21,748.44
08/31/05     $21,156.53      $22,072.81         $21,549.87
09/30/05     $21,271.10      $22,301.93         $21,724.32
10/31/05     $20,704.75      $21,912.42         $21,361.98
11/30/05     $21,322.07      $22,737.14         $22,169.12
12/31/05     $21,279.67      $22,799.08         $22,177.57
01/31/06     $22,024.19      $23,479.29         $22,764.76
02/28/06     $21,970.04      $23,734.13         $22,826.34
03/31/06     $22,262.03      $24,138.94         $23,110.44
04/30/06     $22,452.19      $24,811.43         $23,420.56
05/31/06     $21,800.22      $24,207.09         $22,747.33
06/30/06     $21,918.66      $24,287.70         $22,777.54
07/31/06     $22,068.69      $24,530.99         $22,917.94
08/31/06     $22,532.44      $24,904.75         $23,462.40
--------------------------------------------------------------------------------

K SHARES
Average Annual Total Returns*
for periods ended 8/31/2006
                                                        1 year       Inception**
                                                      ----------     ----------
CIT Equity Income Fund                                      5.92%         10.87%

S&P/Citigroup Value
Index                                                      12.83%         13.48%

S&P 500 Composite
Stock Price Index                                           8.87%          9.78%

* Past performance does not predict future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
**    K Share commencement of operations was 10/16/03.

--------------------------------------------------------------------------------
                             CIT Equity Income Fund
                      versus the S&P/Citigroup Value Index
                   and the S&P 500 Composite Stock Price Index

                                  [LINE CHART]

            CIT Equity     S&P/Citigroup   S&P 500 Composite
Date        Income Fund     Value Index    Stock Price Index
10/31/03    $10,000.00       $10,000.00       $10,000.00
11/30/03    $10,217.90       $10,089.68       $10,087.88
12/31/03    $10,627.08       $10,712.36       $10,616.57
01/31/04    $10,751.65       $10,901.78       $10,811.40
02/29/04    $11,070.85       $11,147.89       $10,961.63
03/31/04    $11,077.40       $11,070.54       $10,796.28
04/30/04    $10,758.00       $10,797.59       $10,627.02
05/31/04    $10,898.22       $10,921.51       $10,772.55
06/30/04    $11,137.53       $11,158.61       $10,981.96
07/31/04    $10,934.89       $10,946.19       $10,618.01
08/31/04    $10,989.45       $11,063.74       $10,660.66
09/30/04    $11,244.69       $11,273.09       $10,776.04
10/31/04    $11,229.08       $11,443.35       $10,940.67
11/30/04    $11,838.16       $12,001.34       $11,383.19
12/31/04    $12,196.36       $12,391.84       $11,770.43
01/31/05    $11,984.72       $12,090.75       $11,483.52
02/28/05    $12,345.29       $12,309.54       $11,725.06
03/31/05    $12,049.15       $12,090.96       $11,517.65
04/30/05    $11,734.35       $11,844.18       $11,299.35
05/31/05    $12,159.34       $12,218.79       $11,658.55
06/30/05    $12,353.88       $12,403.29       $11,675.26
07/31/05    $12,834.80       $12,793.96       $12,109.26
08/31/05    $12,748.07       $12,697.90       $11,998.71
09/30/05    $12,807.52       $12,829.70       $12,095.84
10/31/05    $12,459.87       $12,605.63       $11,894.09
11/30/05    $12,830.20       $13,080.07       $12,343.50
12/31/05    $12,797.89       $13,115.70       $12,348.20
01/31/06    $13,235.85       $13,507.01       $12,675.14
02/28/06    $13,203.41       $13,653.61       $12,709.43
03/31/06    $13,365.20       $13,886.49       $12,867.61
04/30/06    $13,479.02       $14,273.35       $13,040.28
05/31/06    $13,080.67       $13,925.70       $12,665.44
06/30/06    $13,143.59       $13,972.07       $12,682.26
07/31/06    $13,225.13       $14,112.03       $12,760.43
08/31/06    $13,502.35       $14,327.04       $13,063.58
--------------------------------------------------------------------------------

REGULAR SHARES
Average Annual Total Returns*
for periods ended 8/31/2006
                                           1 year        5 year       Inception
                                         ----------    ----------    ----------
CIT European
Growth & Income Fund                          17.97%         8.70%         1.44%

Dow Jones Stoxx
50 Index (U.S. Dollars)                       21.11%         9.15%         1.58%

--------------------------------------------------------------------------------
                          European Growth & Income Fund
               versus the Dow Jones Stoxx 50 Index (U.S. Dollars)

                                  [LINE CHART]

              CIT European      Dow Jones
               Growth &       Stoxx 50 Index
Date          Income Fund     (U.S. dollars)
12/31/99      $10,000.00        $10,000.00
01/31/00       $9,720.00         $9,288.76
02/29/00      $10,060.00         $9,906.66
03/31/00      $10,298.80        $10,212.79
04/30/00       $9,918.48         $9,769.41
05/31/00       $9,858.42         $9,751.62
06/30/00       $9,892.45         $9,778.92
07/31/00       $9,641.12         $9,581.25
08/31/00       $9,641.12         $9,468.26
09/30/00       $8,996.80         $8,974.88
10/31/00       $9,067.41         $8,946.49
11/30/00       $8,593.36         $8,565.10
12/31/00       $9,047.23         $9,116.20
01/31/01       $9,037.15         $9,052.06
02/28/01       $8,119.31         $8,082.22
03/31/01       $7,664.53         $7,535.40
04/30/01       $8,281.33         $8,135.13
05/31/01       $7,927.43         $7,727.48
06/30/01       $7,517.41         $7,409.36
07/31/01       $7,476.77         $7,402.44
08/31/01       $7,243.12         $7,158.56
09/30/01       $6,711.12         $6,564.75
10/31/01       $6,915.10         $6,748.01
11/30/01       $7,108.89         $6,926.47
12/31/01       $7,272.07         $7,087.30
01/31/02       $6,904.90         $6,672.46
02/28/02       $6,853.90         $6,687.78
03/31/02       $7,143.87         $7,004.56
04/30/02       $7,072.33         $6,894.81
05/31/02       $7,000.79         $6,850.26
06/30/02       $6,696.64         $6,646.74
07/31/02       $6,016.67         $5,874.98
08/31/02       $5,975.46         $5,859.81
09/30/02       $5,266.96         $5,034.40
10/31/02       $5,763.64         $5,595.70
11/30/02       $6,043.03         $5,847.76
12/31/02       $5,777.72         $5,567.07
01/31/03       $5,653.46         $5,310.24
02/28/03       $5,446.38         $5,178.73
03/31/03       $5,405.48         $5,094.98
04/30/03       $6,040.80         $5,793.74
05/31/03       $6,415.75         $6,124.28
06/30/03       $6,411.48         $6,191.10
07/31/03       $6,463.78         $6,263.66
08/31/03       $6,463.78         $6,161.35
09/30/03       $6,562.20         $6,297.49
10/31/03       $6,919.18         $6,661.26
11/30/03       $7,202.67         $6,987.91
12/31/03       $7,812.38         $7,621.51
01/31/04       $7,864.95         $7,610.82
02/29/04       $8,033.18         $7,778.23
03/31/04       $7,707.44         $7,489.40
04/30/04       $7,644.09         $7,455.51
05/31/04       $7,718.00         $7,524.34
06/30/04       $7,810.06         $7,561.16
07/31/04       $7,511.73         $7,382.68
08/31/04       $7,565.00         $7,402.34
09/30/04       $7,817.74         $7,708.15
10/31/04       $8,138.57         $7,966.29
11/30/04       $8,619.83         $8,486.55
12/31/04       $8,927.19         $8,800.45
01/31/05       $8,691.70         $8,576.98
02/28/05       $9,087.75         $8,989.61
03/31/05       $8,824.65         $8,756.93
04/30/05       $8,717.03         $8,595.24
05/31/05       $8,706.27         $8,612.81
06/30/05       $8,794.51         $8,749.60
07/31/05       $9,131.51         $9,077.25
08/31/05       $9,316.31         $9,157.24
09/30/05       $9,499.16         $9,404.41
10/31/05       $9,292.18         $9,176.17
11/30/05       $9,324.86         $9,236.66
12/31/05       $9,551.34         $9,482.50
01/31/06      $10,097.13        $10,048.85
02/28/06       $9,900.65         $9,954.56
03/31/06      $10,234.02        $10,266.63
04/30/06      $10,781.88        $10,799.60
05/31/06      $10,496.99        $10,533.55
06/30/06      $10,502.80        $10,575.38
07/31/06      $10,724.61        $10,775.69
08/31/06      $10,990.78        $11,090.60
--------------------------------------------------------------------------------

K SHARES
Average Annual Total Returns*
for periods ended 8/31/2006
                                                        1 year       Inception**
                                                      ----------     ----------
CIT European Growth &
Income Fund                                                17.31%         16.80%

Dow Jones Stoxx 50 Index
(U.S. Dollars)                                             21.11%         19.28%

--------------------------------------------------------------------------------
                          European Growth & Income Fund
               versus the Dow Jones Stoxx 50 Index (U.S. Dollars)

                                  [LINE CHART]

                 CIT European          Dow Jones
                   Growth &          Stoxx 50 Index
Date              Income Fund        (U.S. dollars)
10/31/03          $10,000.00           $10,000.00
11/30/03          $10,409.71           $10,490.38
12/31/03          $11,290.44           $11,441.55
01/31/04          $11,366.31           $11,425.50
02/29/04          $11,593.94           $11,676.82
03/31/04          $11,111.97           $11,243.22
04/30/04          $11,020.65           $11,192.35
05/31/04          $11,111.97           $11,295.67
06/30/04          $11,243.04           $11,350.95
07/31/04          $10,814.74           $11,083.01
08/31/04          $10,875.92           $11,112.53
09/30/04          $11,249.62           $11,571.62
10/31/04          $11,709.41           $11,959.14
11/30/04          $12,383.77           $12,740.16
12/31/04          $12,812.91           $13,211.40
01/31/05          $12,491.06           $12,875.93
02/28/05          $13,058.13           $13,495.36
03/31/05          $12,681.56           $13,146.06
04/30/05          $12,527.67           $12,903.33
05/31/05          $12,496.89           $12,929.71
06/30/05          $12,624.16           $13,135.06
07/31/05          $13,105.53           $13,626.94
08/31/05          $13,353.97           $13,747.02
09/30/05          $13,597.92           $14,118.08
10/31/05          $13,302.64           $13,775.43
11/30/05          $13,333.73           $13,866.24
12/31/05          $13,655.41           $14,235.30
01/31/06          $14,433.05           $15,085.52
02/28/06          $14,153.11           $14,943.97
03/31/06          $14,623.27           $15,412.45
04/30/06          $15,402.76           $16,212.56
05/31/06          $14,981.84           $15,813.15
06/30/06          $14,972.64           $15,875.95
07/31/06          $15,287.85           $16,176.67
08/31/06          $15,666.11           $16,649.42
--------------------------------------------------------------------------------

REGULAR SHARES
Average Annual Total Returns*
for periods ended 8/31/2006
                                           1 year        5 year       Inception
                                         ----------    ----------    ----------
CIT Nasdaq-100
Index Fund                                    -0.24%         1.27%       -12.69%
Nasdaq-100 Index                               0.33%         1.73%       -11.90%

--------------------------------------------------------------------------------
                            CIT Nasdaq-100 Index Fund
                           versus the Nasdaq-100 Index

                                  [LINE CHART]

Date      CIT Nasdaq-100 Index Fund      Nasdaq-100 Index
12/31/99          $10,000.00                $10,000.00
01/31/00           $9,380.00                 $9,628.57
02/29/00          $11,050.00                $11,508.66
03/31/00          $11,508.20                $11,861.76
04/30/00           $9,865.60                $10,177.39
05/31/00           $8,743.83                 $8,966.38
06/30/00           $9,889.24                $10,152.48
07/31/00           $9,498.08                 $9,736.12
08/31/00          $10,701.64                $10,999.62
09/30/00           $9,358.67                 $9,632.04
10/31/00           $8,601.50                 $8,854.49
11/30/00           $6,537.34                 $6,762.09
12/31/00           $6,149.17                 $6,317.43
01/31/01           $6,790.55                 $6,995.76
02/28/01           $4,998.74                 $5,148.81
03/31/01           $4,108.54                 $4,244.99
04/30/01           $4,842.57                 $5,005.81
05/31/01           $4,699.84                 $4,856.99
06/30/01           $4,783.54                 $4,938.78
07/31/01           $4,385.77                 $4,543.49
08/31/01           $3,824.80                 $3,966.55
09/30/01           $3,035.26                 $3,153.33
10/31/01           $3,546.24                 $3,683.65
11/30/01           $4,149.21                 $4,308.15
12/31/01           $4,098.11                 $4,256.88
01/31/02           $4,036.79                 $4,184.54
02/28/02           $3,546.24                 $3,669.55
03/31/02           $3,781.30                 $3,922.23
04/30/02           $3,321.41                 $3,448.00
05/31/02           $3,147.67                 $3,262.70
06/30/02           $2,718.44                 $2,838.97
07/31/02           $2,503.83                 $2,598.21
08/31/02           $2,462.95                 $2,545.22
09/30/02           $2,176.80                 $2,248.52
10/31/02           $2,575.37                 $2,672.83
11/30/02           $2,912.62                 $3,015.03
12/31/02           $2,565.15                 $2,659.52
01/31/03           $2,554.93                 $2,656.20
02/28/03           $2,616.25                 $2,729.94
03/31/03           $2,646.91                 $2,754.28
04/30/03           $2,871.74                 $2,990.82
05/31/03           $3,117.01                 $3,239.73
06/30/03           $3,127.23                 $3,250.08
07/31/03           $3,311.19                 $3,454.00
08/31/03           $3,484.92                 $3,628.59
09/30/03           $3,382.73                 $3,527.32
10/31/03           $3,668.88                 $3,834.56
11/30/03           $3,699.54                 $3,856.65
12/31/03           $3,801.73                 $3,975.50
01/31/04           $3,863.05                 $4,043.98
02/29/04           $3,801.73                 $3,983.71
03/31/04           $3,719.98                 $3,897.16
04/30/04           $3,617.78                 $3,797.34
05/31/04           $3,791.51                 $3,974.39
06/30/04           $3,914.15                 $4,111.25
07/31/04           $3,617.78                 $3,796.78
08/31/04           $3,536.02                 $3,713.20
09/30/04           $3,638.22                 $3,832.80
10/31/04           $3,832.39                 $4,033.86
11/30/04           $4,047.01                 $4,266.08
12/31/04           $4,185.49                 $4,402.66
01/31/05           $3,929.02                 $4,127.37
02/28/05           $3,908.50                 $4,107.46
03/31/05           $3,836.69                 $4,030.38
04/30/05           $3,672.56                 $3,863.17
05/31/05           $3,990.57                 $4,197.47
06/30/05           $3,857.21                 $4,064.10
07/31/05           $4,144.45                 $4,368.33
08/31/05           $4,082.90                 $4,307.86
09/30/05           $4,134.19                 $4,362.27
10/31/05           $4,072.64                 $4,301.45
11/30/05           $4,308.59                 $4,558.67
12/31/05           $4,236.78                 $4,486.11
01/31/06           $4,411.17                 $4,666.26
02/28/06           $4,308.59                 $4,560.12
03/31/06           $4,391.78                 $4,651.06
04/30/06           $4,381.50                 $4,643.69
05/31/06           $4,072.94                 $4,316.68
06/30/06           $4,062.66                 $4,305.15
07/31/06           $3,887.81                 $4,126.00
08/31/06           $4,072.94                 $4,322.09
--------------------------------------------------------------------------------

K SHARES
Average Annual Total Returns*
for periods ended 8/31/2006
                                                        1 year       Inception**
                                                      ----------     ----------
CIT Nasdaq-100
Index Fund                                                 -0.76%          3.01%

Nasdaq-100 Index                                            0.33%          3.99%

* Past performance does not predict future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
**    K Share commencement of operations was 10/16/03.

--------------------------------------------------------------------------------
                            CIT Nasdaq-100 Index Fund
                           versus the Nasdaq-100 Index

                                  [LINE CHART]

Date       CIT Nasdaq-100 Index Fund   Nasdaq-100 Index
10/31/03           $10,000.00             $10,000.00
11/30/03           $10,083.56             $10,057.61
12/31/03           $10,362.11             $10,367.53
01/31/04           $10,529.25             $10,546.13
02/29/04           $10,362.11             $10,388.95
03/31/04           $10,139.27             $10,163.24
04/30/04            $9,860.73              $9,902.93
05/31/04           $10,306.40             $10,364.64
06/30/04           $10,640.67             $10,721.56
07/31/04            $9,832.86              $9,901.45
08/31/04            $9,610.03              $9,683.49
09/30/04            $9,888.58              $9,995.40
10/31/04           $10,389.97             $10,519.75
11/30/04           $10,974.93             $11,125.34
12/31/04           $11,343.45             $11,481.53
01/31/05           $10,672.91             $10,763.61
02/28/05           $10,617.02             $10,711.69
03/31/05           $10,421.44             $10,510.66
04/30/05            $9,974.42             $10,074.60
05/31/05           $10,812.60             $10,946.41
06/30/05           $10,477.33             $10,598.61
07/31/05           $11,231.70             $11,391.99
08/31/05           $11,064.06             $11,234.31
09/30/05           $11,203.76             $11,376.19
10/31/05           $11,036.12             $11,217.58
11/30/05           $11,678.72             $11,888.37
12/31/05           $11,483.15             $11,699.15
01/31/06           $11,902.24             $12,168.97
02/28/06           $11,650.79             $11,892.18
03/31/06           $11,874.30             $12,129.32
04/30/06           $11,846.36             $12,110.09
05/31/06           $11,008.17             $11,257.31
06/30/06           $10,952.30             $11,227.24
07/31/06           $10,505.27             $10,760.05
08/31/06           $10,980.23             $11,271.42
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                           ABOUT YOUR FUND'S EXPENSES
                                AUGUST 31, 2006
--------------------------------------------------------------------------------

We believe it is important for you to understand the impact of costs on your investment. All mutual funds have operating expenses. As a shareholder of the Fund, you incur ongoing costs, including management fees, distribution fees and other Fund expenses. Operating expenses, which are deducted from the Fund's gross income, directly reduce the investment return of the Fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The examples below are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table below illustrates the Fund's costs in two ways:

Actual fund return - This section helps you to estimate the actual expenses that you paid over the period. The "Ending Account Value" shown is derived from the Fund's actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading "Expenses Paid During Period."

Hypothetical 5% Return - This section is intended to help you compare the Fund's costs with those of other mutual funds. It assumes that the Fund had a return of 5% before expenses during the period shown, but that the expense ratio is unchanged. In this case, because the return used is not the Fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess the Fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note the expenses shown in the table are meant to highlight and help you compare ongoing costs only. The Fund does not carry a "sales load," nor does it charge redemption fees on shares held over seven days.

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

More information about the Fund's expenses, including annual expense ratios since inception, can be found in this report. For additional information on operating expenses and other shareholder costs, please refer to the Fund's prospectus.

                                                      Beginning            Ending
                                                    Account Value      Account Value        Expenses Paid
                                                    March 1, 2006     August 31, 2006       During Period
                                                  ----------------------------------------------------------
CALIFORNIA TAX-FREE INCOME FUND
Direct Shares
Based on actual fund return                       $          1,000   $          1,013   $           3.35(1)
Based on hypothetical 5% return before expenses   $          1,000   $          1,022   $           3.36(1)

CALIFORNIA INSURED INTERMEDIATE FUND
Direct Shares
Based on actual fund return                       $          1,000   $          1,013   $           3.45(2)
Based on hypothetical 5% return before expenses   $          1,000   $          1,022   $           3.47(2)

CALIFORNIA TAX-FREE MONEY MARKET FUND
Direct Shares
Based on actual fund return                       $          1,000   $          1,014   $           2.69(3)
Based on hypothetical 5% return before expenses   $          1,000   $          1,022   $           2.70(3)

US GOVERNMENT SECURITIES FUND
Direct Shares
Based on actual fund return                       $          1,000   $          1,016   $           3.76(4)
Based on hypothetical 5% return before expenses   $          1,000   $          1,021   $           3.77(4)
K Shares
Based on actual fund return                       $          1,000   $          1,014   $           6.29(4)
Based on hypothetical 5% return before expenses   $          1,000   $          1,019   $           6.31(4)

SHORT-TERM US GOVERNMENT BOND FUND
Direct Shares
Based on actual fund return                       $          1,000   $          1,021   $           3.01(5)
Based on hypothetical 5% return before expenses   $          1,000   $          1,022   $           3.01(5)
K Shares
Based on actual fund return                       $          1,000   $          1,018   $           5.54(5)
Based on hypothetical 5% return before expenses   $          1,000   $          1,020   $           5.55(5)

THE UNITED STATES TREASURY TRUST
Direct Shares
Based on actual fund return                       $          1,000   $          1,021   $           2.70(6)
Based on hypothetical 5% return before expenses   $          1,000   $          1,022   $           2.70(6)
K Shares
Based on actual fund return                       $          1,000   $          1,019   $           5.24(6)
Based on hypothetical 5% return before expenses   $          1,000   $          1,020   $           5.24(6)

                                                      Beginning            Ending
                                                    Account Value      Account Value        Expenses Paid
                                                    March 1, 2006     August 31, 2006       During Period
                                                  ----------------------------------------------------------
S&P 500 INDEX
Direct Shares
Based on actual fund return                       $          1,000   $          1,026   $           1.84(7)
Based on hypothetical 5% return before expenses   $          1,000   $          1,023   $           1.84(7)
K Shares
Based on actual fund return                       $          1,000   $          1,024   $           4.39(7)
Based on hypothetical 5% return before expenses   $          1,000   $          1,021   $           4.38(7)

S&P MIDCAP INDEX FUND
Direct Shares
Based on actual fund return                       $          1,000   $            972   $           2.88(8)
Based on hypothetical 5% return before expenses   $          1,000   $          1,022   $           2.96(8)
K Shares
Based on actual fund return                       $          1,000   $            969   $           5.36(8)
Based on hypothetical 5% return before expenses   $          1,000   $          1,020   $           5.50(8)

S&P SMALLCAP INDEX FUND
Direct Shares
Based on actual fund return                       $          1,000   $            982   $           3.70(9)
Based on hypothetical 5% return before expenses   $          1,000   $          1,021   $           3.77(9)
K Shares
Based on actual fund return                       $          1,000   $            979   $           6.19(9)
Based on hypothetical 5% return before expenses   $          1,000   $          1,019   $           6.31(9)

EQUITY INCOME FUND
Direct Shares
Based on actual fund return                       $          1,000   $          1,026   $           4.44(10)
Based on hypothetical 5% return before expenses   $          1,000   $          1,021   $           4.43(10)
K Shares
Based on actual fund return                       $          1,000   $          1,023   $           6.99(10)
Based on hypothetical 5% return before expenses   $          1,000   $          1,018   $           6.97(10)

EUROPEAN GROWTH & INCOME FUND
Direct Shares
Based on actual fund return                       $          1,000   $          1,110   $           5.32(11)
Based on hypothetical 5% return before expenses   $          1,000   $          1,020   $           5.09(11)
K Shares
Based on actual fund return                       $          1,000   $          1,107   $           7.97(11)
Based on hypothetical 5% return before expenses   $          1,000   $          1,017   $           7.63(11)

NASDAQ-100 INDEX FUND
Direct Shares
Based on actual fund return                       $          1,000   $            945   $           3.63(12)
Based on hypothetical 5% return before expenses   $          1,000   $          1,021   $           3.77(12)
K Shares
Based on actual fund return                       $          1,000   $            942   $           6.07(12)
Based on hypothetical 5% return before expenses   $          1,000   $          1,019   $           6.31(12)

(1) Expenses are equal to the Fund's expense ratio (0.66%), for the fiscal year, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

(2) Expenses are equal to the Fund's expense ratio (0.68%), for the fiscal year, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

(3) Expenses are equal to the Fund's expense ratio (0.53%), for the fiscal year, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

(4) Expenses are equal to the Fund's expense ratio (Direct Shares 0.74%; K Shares 1.24%), for the fiscal year, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365

(5) Expenses are equal to the Fund's expense ratio (Direct Shares 0.59%; K Shares 1.09%), for the fiscal year, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

(6) Expenses are equal to the Fund's expense ratio (Direct Shares 0.53%; K Shares 1.03%), for the fiscal year, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

(7) Expenses are equal to the Fund's expense ratio (Direct Shares 0.36%; K Shares 0.86%), for the fiscal year, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

(8) Expenses are equal to the Fund's expense ratio (Direct Shares 0.58%; K Shares 1.08%), for the fiscal year, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

(9) Expenses are equal to the Fund's expense ratio (Direct Shares 0.74%; K Shares 1.24%), for the fiscal year, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

(10) Expenses are equal to the Fund's expense ratio (Direct Shares 0.87%; K Shares 1.37%), for the fiscal year, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

(11) Expenses are equal to the Fund's expense ratio (Direct Shares 1.00%; K Shares 1.50%), for the fiscal year, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

(12) Expenses are equal to the Fund's expense ratio (Direct Shares 0.74%; K Shares 1.24%), for the fiscal year, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

--------------------------------------------------------------------------------
                       TOP HOLDINGS AND SECTOR BREAKDOWNS
                                AUGUST 31, 2006
--------------------------------------------------------------------------------

CALIFORNIA TAX-FREE INCOME FUND

                                                                                                                          Percentage
                                                                                                                           of Total
     Security                                                  Description                                       Value    Investment
------------------------------------------------------------------------------------------------------------------------------------
1.   CALIFORNIA STATE PUBLIC WORKS BOARD                       University of California Projects;
                                                                 1993 Series A                               $ 5,449,650     4.3%
2.   LOS ANGELES COMMUNITIES REDEVELOPMENT AGENCY              Bunker Hill Project; Series A                   4,189,640     3.3%
3.   CALIFORNIA, STATE OF                                      General Obligation Bonds; 2005                  4,188,760     3.3%
4.   SOUTHERN CALIFORNIA PUBLIC POWER AUTHORITY                Multiple Project Revenue Bonds;
                                                                 Series 1989                                   4,159,819     3.3%
5.   LOS ANGELES COUNTY TRANSPORTATION COMMISSION              Sales Tax Revenue Refunding Bonds,
                                                                 1991; Series B                                3,764,259     3.0%
6.   SANTA CLARA REDEVELOPMENT AGENCY                          Bayshore North Project, 1992 Tax
                                                                 Allocation Refund Bonds                       3,545,619     2.8%
7.   SAN FRANCISCO BAY AREA RAPID TRANSIT DISTRICT             Sales Tax Revenue Refunding Bonds;
                                                                 Series 1990                                   3,364,298     2.7%
8.   CALIFORNIA EDUCATIONAL FACILITIES AUTHORITY               Stanford University Revenue Bonds;
                                                                 Series P                                      3,340,140     2.7%
9.   CALIFORNIA EDUCATIONAL FACILITIES AUTHORITY               Revenue Bonds (Occidental College);
                                                                 Series 2005A                                  3,332,460     2.6%
10.  CALIFORNIA STATEWIDE COMMUNITIES DEVELOPMENT AUTHORITY    John Muir Health: Series A                      3,078,030     2.4%

CALIFORNIA INSURED INTERMEDIATE FUND

                                                                                                                          Percentage
                                                                                                                           of Total
     Security                                                  Description                                       Value    Investment
------------------------------------------------------------------------------------------------------------------------------------
1.   MONTEREY, COUNTY OF                                       Certificates of Participation                 $   643,056     3.3%
2.   EASTERN MUNICIPAL WATER DISTRICT                          Certificates of Participation; Series A           589,650     3.0%
3.   IMPERIAL IRRIGATION DISTRICT                              Certificates of Participation; 1997 Capital
                                                                 Projects                                        555,949     2.9%
4.   SOUTHERN CALIFORNIA PUBLIC POWER AUTHORITY                San Juan Power Project 2002 Refunding;
                                                                 Series A                                        554,245     2.9%
5.   FRESNO, CITY OF                                           Water System Revenue Refunding; Series A          553,540     2.9%
6.   CASTAIC LAKE WATER AGENCY                                 Water System Improvement Projects;
                                                                 Series 2001A                                    553,455     2.9%
7.   FOOTHILL-DE ANZA COMMUNITY COLLEGE DISTRICT               General Obligation Refunding Bonds 20025          551,830     2.8%
8.   OAKLAND JOINT POWERS FINANCING AUTHORITY                  Convention Centers; Series 2001                   551,040     2.8%
9.   BEVERLY HILLS PUBLIC FINANCIAL AUTHORITY                  Lease Revenue Refunding; Series A                 548,485     2.8%
10.  NORTH ORANGE COUNTY COMMUNITY COLLEGE DISTRICT            2005 General Obligation Refunding Bonds           545,925     2.8%

CALIFORNIA TAX-FREE MONEY MARKET FUND

                                                                                                                          Percentage
                                                                                                                           of Total
     Security                                                  Description                                       Value    Investment
------------------------------------------------------------------------------------------------------------------------------------
1.   CALIFORNIA, STATE OF                                      Series C-3                                    $ 3,600,000     4.4%
2.   LOS ANGLES COUNTY TRANSPORTATION COMMISSION               Sales Tax Revenue Refunding Bonds; 1992;
                                                                 Series A                                      3,000,000     3.7%
3.   CALIFORNIA, STATE OF                                      Kindergarten-Univ; Series B-3                   2,700,000     3.3%
4.   RAMONA UNIFIED SCHOOL DISTRICT                            School Facility Program; 2004                   2,500,000     3.1%
5.   EAST BAY MUNICIPAL UTILITY DISTRICT                       Certificates of Participation                   2,250,000     2.8%
6.   CALIFORNIA SCHOOL CASH RESERVE PROGRAM AUTHORITY          2006-2007; Series A                             2,016,303     2.5%
7    LOS ANGELES, COUNTY OF                                    Series A                                        2,015,925     2.5%
8.   SANTA CLARA UNIFIED SCHOOL DISTRICT                       Tax and Revenue Anticipation Notes              2,015,768     2.5%
9.   SACRAMENTO, COUNTY OF                                     Tax and Revenue Anticipation Notes              2,015,154     2.5%
10.  FRESNO, COUNTY OF                                         Tax and Revenue Anticipation Notes              2,014,808     2.5%

[BAR CHART]
Long Term Securities            97.5%
Variable Rate Demand Notes       1.5%
Other Net Assets                 1.0%

[BAR CHART]
Long Term Securities            94.2%
Variable Rate Demand Notes       4.6%
Other Net Assets                 1.2%

[BAR CHART]
Variable Rate Demand Notes      78.3%
Tax and Revenue Anticipation    14.8%
Commercial Paper                 6.4%
Other Net Assets                 0.6%

--------------------------------------------------------------------------------
                TOP HOLDINGS AND SECTOR BREAKDOWNS - (CONTINUED)
                                 AUGUST 31, 2006
--------------------------------------------------------------------------------

U.S. GOVERNMENT SECURITIES FUND

                                                                                  Percentage
                                                                                   of Total
     Security                                         Maturity         Value      Investment
--------------------------------------------------------------------------------------------
1.   Government National Mortgage Association         4/15/2036     $ 3,943,091      14.9%
2.   United States Treasury Notes                     5/15/2016       3,572,229      13.5%
3.   United States Treasury Notes                     7/31/2008       3,011,721      11.3%
4.   Government National Mortgage Association        12/20/2034       2,090,783       7.9%
5.   Government National Mortgage Association         7/20/2035       1,920,323       7.2%
6.   Government National Mortgage Association         2/15/2019       1,546,670       5.8%
7.   Government National Mortgage Association         7/15/2020       1,496,971       5.6%
8.   Government National Mortgage Association         1/15/2019       1,236,882       4.7%
9.   Government National Mortgage Association         9/15/2018       1,167,862       4.4%
10.  Government National Mortgage Association         2/15/2018       1,023,738       3.9%

[BAR CHART]

Government National Mortgage Association   70.3%
United States Treasury Bills                4.4%
United States Treasury Notes               24.7%
Other Net Assets                            0.6%

SHORT-TERM U.S. GOVERNMENT BOND FUND

                                                                                  Percentage
                                                                                   of Total
     Security                                         Maturity         Value      Investment
--------------------------------------------------------------------------------------------
1.   United States Treasury Notes                     5/15/2008     $ 1,572,501      10.8%
2.   United States Treasury Notes                     8/15/2007       1,469,064      10.1%
3.   United States Treasury Notes                     7/15/2009       1,068,891       7.3%
4.   United States Treasury Notes                     2/15/2008         974,219       6.7%
5.   United States Treasury Notes                     8/15/2008         890,438       6.1%
6.   United States Treasury Notes                     9/30/2007         693,028       4.8%
7.   Government National Mortgage Association II     11/20/2034         673,222       4.6%
8.   United States Treasury Notes                     5/15/2009         602,461       4.1%
9.   United States Treasury Notes                    11/15/2008         600,141       4.1%
10.  United States Treasury Notes                     5/15/2008         578,836       4.0%

[BAR CHART]

Government National Mortgage Association    8.2%
United States Treasury Bills                1.4%
United States Treasury Notes               89.7%
Other Net Assets                            0.7%

THE UNITED STATES TREASURY TRUST

                                                                                  Percentage
                                                                                   of Total
     Security                                         Maturity         Value      Investment
--------------------------------------------------------------------------------------------
1.   United States Treasury Bills                    10/12/2006     $17,204,912      33.6%
2.   United States Treasury Bills                     9/14/2006      12,077,893      23.6%
3.   United States Treasury Bills                    12/14/2006      11,727,080      22.9%
4.   United States Treasury Bills                    11/16/2006      10,191,468      19.9%

[BAR CHART]

United States Treasury Bills              100.2%
Other Liabilities                          -0.2%

--------------------------------------------------------------------------------
                TOP HOLDINGS AND SECTOR BREAKDOWNS - (CONTINUED)
                                AUGUST 31, 2006
--------------------------------------------------------------------------------

S&P 500 INDEX FUND
                                                                    Percentage
                                                                     of Total
    Security                                       Value            Investment
--------------------------------------------------------------------------------
1.  Exxon Mobil Corp                           $  3,696,812            3.5%
2.  General Electric Co                           3,173,336            3.0%
3.  Citigroup Inc                                 2,201,553            2.1%
4.  Bank of America Corp                          2,138,373            2.0%
5.  Microsoft Corp                                2,041,893            1.9%
6.  Procter & Gamble Co                           1,822,150            1.7%
7.  Pfizer Inc                                    1,812,125            1.7%
8.  Johnson & Johnson                             1,720,926            1.6%
9.  Altria Group Inc                              1,561,176            1.5%
10. American Int'l Group Inc                      1,480,369            1.4%

[BAR CHART]

Basic Materials                3.0%
Communications                10.7%
Consumer Cyclical              8.2%
Consumer Non-Cyclical         21.4%
Energy                         9.8%
Financial                     21.4%
Industrial                    11.0%
Technology                    10.5%
Utilities                      3.6%

S&P MIDCAP INDEX FUND
                                                                    Percentage
                                                                     of Total
    Security                                       Value            Investment
--------------------------------------------------------------------------------
1.  Peabody Energy Corp                        $  1,727,544            1.0%
2.  Cognizant Technology Solutions Corp           1,541,446            0.9%
3.  Noble Energy Inc                              1,389,592            0.8%
4.  Smith International Inc                       1,348,076            0.8%
5.  Precision Castparts Corp                      1,252,019            0.7%
6.  CH Robinson Worldwide Inc                     1,250,978            0.7%
7.  Questar Corp                                  1,186,290            0.7%
8.  Microchip Technology Inc                      1,174,967            0.7%
9.  Expeditors Int'l  Washington Inc              1,167,713            0.7%
10. Varian Medical Systems Inc                    1,137,369            0.7%

[BAR CHART]

Basic Materials                3.6%
Communications                 4.7%
Consumer Cyclical             13.4%
Consumer Non-Cyclical         16.1%
Diversified                    0.4%
Energy                        11.5%
Financial                     17.4%
Industrial                    15.0%
Technology                    10.5%
Utilities                      6.9%

    S&P SMALLCAP INDEX FUND
                                                                    Percentage
                                                                     of Total
    Security                                       Value            Investment
--------------------------------------------------------------------------------
1.  Frontier Oil Corp                          $    204,179            0.6%
2.  Helix Energy Solutions Group Inc                197,146            0.6%
3.  Public Storage Inc                              195,916            0.6%
4.  Cimarex Energy Co                               184,721            0.6%
5.  Energen Corp                                    184,597            0.6%
6.  Resmed Inc                                      169,636            0.5%
7.  Cerner Corp                                     164,434            0.5%
8.  Idexx Laboratories Inc                          163,962            0.5%
9.  Essex Property Trust Inc                        159,849            0.5%
10. Southern Union Co                               157,769            0.5%

[BAR CHART]

Basic Materials                3.4%
Communications                 3.4%
Consumer Cyclical             15.0%
Consumer Non-Cyclical         16.0%
Energy                         7.8%
Financial                     15.2%
Industrial                    18.2%
Technology                     9.1%
Utilities                      4.8%

--------------------------------------------------------------------------------
                TOP HOLDINGS AND SECTOR BREAKDOWNS - (CONTINUED)
                                AUGUST 31, 2006
--------------------------------------------------------------------------------

EQUITY INCOME FUND
                                                                    Percentage
                                                                     of Total
    Security                                       Value            Investment
--------------------------------------------------------------------------------
1.  Bank of America Corp                       $    669,934            3.2%
2.  McGraw-Hill Cos Inc/The                         597,007            2.9%
3.  Wells Fargo & Co                                576,641            2.8%
4.  Citigroup Inc                                   513,783            2.5%
5.  Coca-Cola Co/The                                470,505            2.3%
6.  Baxter International Inc                        462,040            2.2%
7.  McDonald's Corp                                 444,011            2.1%
8.  Exxon Mobil Corp                                421,990            2.0%
9.  Moody's Corp                                    372,709            1.8%
10. First Data Corp                                 369,929            1.8%

[BAR CHART]

Basic Materials                3.1%
Communications                 4.5%
Consumer Cyclical              9.8%
Consumer Non-Cyclical         16.6%
Energy                         9.6%
Financial                     25.0%
Industrial                     4.9%
Technology                     7.7%
Utilities                      4.7%

EUROPEAN GROWTH & INCOME FUND
                                                                    Percentage
                                                                     of Total
    Security                                       Value            Investment
--------------------------------------------------------------------------------
1.  BP PLC ADR                                 $    495,132            4.8%
2.  GlaxoSmithKline PLC ADR                         459,237            4.5%
3.  Total SA ADR                                    435,462            4.2%
4.  HSBC Holdings PLC ADR                           432,329            4.2%
5.  Barclays PLC ADasaR                             387,141            3.8%
6.  Nestle SA ADR                                   374,081            3.6%
7.  Royal Dutch Shell PLC ADR                       366,761            3.6%
8.  Novartis AG ADR                                 363,112            3.5%
9.  Roche Holding AG ADR                            350,690            3.4%
10. UBS AG                                          337,781            3.3%

[BAR CHART]

Basic Materials                3.3%
Communications                13.6%
Consumer Cyclical              1.3%
Consumer Non-Cyclical         21.0%
Energy                        17.3%
Financial                     32.6%
Industrial                     3.0%
Technology                     1.1%
Utilities                      3.8%

NASDAQ-100 INDEX FUND
                                                                    Percentage
                                                                     of Total
    Security                                       Value            Investment
--------------------------------------------------------------------------------
1.  Microsoft Corp                             $  1,022,719            6.4%
2.  Apple Computer Inc                              898,877            5.6%
3.  Qualcomm Inc                                    838,308            5.2%
4.  Google Inc                                      554,168            3.5%
5.  Cisco Systems Inc                               540,514            3.4%
6.  Intel Corp                                      449,537            2.8%
7.  Amgen Inc                                       435,635            2.7%
8.  Oracle Corp                                     376,883            2.4%
9.  Comcast Corp                                    374,360            2.3%
10. Starbucks Corp                                  368,275            2.3%

[BAR CHART]

Basic Materials                0.4%
Communications                27.8%
Consumer Cyclical             10.3%
Consumer Non-Cyclical         16.3%
Energy                         0.4%
Industrial                     3.0%
Technology                    38.1%

------------------------------------------------------------------------------------------------------------------------------------
CALIFORNIA TAX-FREE INCOME FUND                                 PORTFOLIO OF INVESTMENTS                                   8/31/2006
------------------------------------------------------------------------------------------------------------------------------------
SECURITY DESCRIPTION                                                   PAR VALUE         RATE         MATURITY       VALUE (NOTE 1)
------------------------------------------------------------------------------------------------------------------------------------
LONG TERM SECURITIES (97.50%)

BAY AREA TOLL AUTHORITY
  Series F                                                          $    500,000         5.00%        4/1/2031         $    526,835
CALIFORNIA DEPARTMENT OF WATER RESOURCES
  Water System Revenue Bonds, Central Valley J-1; Unrefunded           1,695,000         7.00%        12/1/2011           1,964,980
  Water System Revenue Bonds, Central Valley J-3; Unrefunded           2,070,000         7.00%        12/1/2011           2,399,710
CALIFORNIA EDUCATIONAL FACILITIES AUTHORITY
  Pomona College Refunding Revenue Bonds; Series 1999                  2,500,000         5.25%        1/1/2017            2,614,400
  Revenue Bonds (Occidental College); Series 2005A                     3,165,000         5.00%        10/1/2030           3,332,460
  Stanford University Revenue Bonds; Series P                          3,000,000         5.25%        12/1/2013           3,340,140
CALIFORNIA STATE PUBLIC WORKS BOARD
  CA State Prison--Imperial County; 1991 Series A                      2,500,000         6.50%        9/1/2017            2,880,600
  University of California Projects; 1993 Series A                     5,000,000         5.50%        6/1/2014            5,449,650
CALIFORNIA STATEWIDE COMMUNITIES DEVELOPMENT AUTH.
  John Muir Health: Series A                                           3,000,000         5.00%        8/15/2036           3,078,030
  UniHealth America; Certificates of Participation; 1993 Series A      2,160,000         5.50%        10/1/2014           2,385,504
CALIFORNIA, STATE OF
  Economic Recovery Bonds; Series 2004A & B                            2,000,000         5.00%        7/1/2016            2,119,460
  General Obligation Bonds                                             2,000,000         5.00%        6/1/2033            2,074,460
  General Obligation Bonds; 2005                                       4,000,000         5.00%        5/1/2027            4,188,760
  Variable Purpose                                                     2,000,000         5.00%        3/1/2028            2,097,100
CASTAIC LAKE WATER AGENCY
  Water System Improvement Projects; Series 1994A                      2,090,000         7.25%        8/1/2009            2,297,203
CONTRA COSTA WATER DISTRICT
  Water Revenue Bonds; Series E                                        2,000,000         6.25%        10/1/2012           2,177,720
CUCAMONGA COUNTY WATER DISTRICT
  Water Facilities and Refinancing, 2001                               1,080,000         5.00%        9/1/2016            1,143,763
ELSINORE VALLEY MUNICIPAL WATER DISTRICT
  Certificates of Participation                                        1,000,000         6.00%        7/1/2012            1,122,970
FOOTHILL-DE ANZA COMMUNITY COLLEGE DISTRICT
  Election 1999; Series C                                              2,000,000         0.00%        8/1/2027              769,340
KERN HIGH SCHOOL DISTRICT
  General Obligation Refunding Bonds; 1996 Series A                    2,555,000         6.60%        8/1/2016            2,870,568
  Series General Obligation Refunding Bonds; 2004 Series A             2,890,000         5.00%        8/1/2026            3,058,169
LA QUINTA REDEVELOPMENT AGENCY
  Redevelopment Project Area No.2; Series 1994                         1,015,000         7.30%        9/1/2009            1,120,103
LOS ANGELES COMMUNITIES REDEVELOPMENT AGENCY
  Bunker Hill Project; Series A                                        4,000,000         5.00%        12/1/2027           4,189,640
LOS ANGELES CONVENTION & EXHIBIT CENTER AUTHORITY
  Lease Revenue Bonds; 1993 Series A                                   2,500,000         6.00%        8/15/2010           2,721,050
LOS ANGELES COUNTY TRANSPORTATION COMMISSION
  Sales Tax Revenue Refunding Bonds, 1991; Series B                    3,540,000         6.50%        7/1/2010            3,764,259
LOS ANGELES UNIFIED SCHOOL DISTRICT
  General Obligation Bonds; 1997 Series A                              2,450,000         6.00%        7/1/2014            2,830,020
LOS ANGELES WASTEWATER SYSTEMS
  Series A                                                             2,000,000         5.00%        6/1/2028            2,072,080
METROPOLITAN WATER DISTRICT OF SOUTHERN CALIFORNIA
  Water System Revenue Bonds, 2005 Series A                            2,000,000         5.00%        3/1/2016            2,181,600
M-S-R PUBLIC POWER AGENCY SAN JUAN PROJECT REVENUE
  San Juan Project Refunding Revenue Bonds; Series F                   1,500,000         6.13%        7/1/2013            1,660,995
NOVATO UNIFIED SCHOOL DISTRICT
  General Obligation bonds; Election 2001; Series 2005                 2,000,000         5.00%        8/1/2028            2,102,620
OAKLAND REDEVELOPMENT AGENCY
  Central District Redevelopment Project; Series 1992                  2,000,000         5.50%        2/1/2014            2,143,440
  Central District Redevelopment Project; Series 2005                  1,000,000         5.00%        9/1/2022            1,061,750
RIVERSIDE, COUNTY OF
  Leasehold Revenue Bonds; 1997 Series C                               1,635,000         5.00%        6/1/2008            1,675,074
ROSEVILLE WOODCREEK WEST
  Special Tax Refunding; Series 2005                                   1,000,000         5.00%        9/1/2030            1,044,950
SACRAMENTO CITY FINANCING AUTHORITY
  Capital Improvement: Series A                                        2,000,000         5.00%        12/1/2036           2,098,020
SADDLEBACK VALLEY UNIFIED SCHOOL DISTRICT PUBLIC FIN AUTH.
  Special Tax Revenue Bonds; 1996 Series A                             1,575,000         6.00%        9/1/2016            1,843,868
SAN DIEGO COUNTY AND SCHOOL DISTRICT
  Series A                                                             2,000,000         4.50%        7/27/2007           2,019,600
SAN FRANCISCO BAY AREA RAPID TRANSIT DISTRICT
  Sales Tax Revenue Refunding Bonds; Series 1990                       2,950,000         6.75%        7/1/2011            3,364,298
SAN MARINO UNIFIED SCHOOL DISTRICT
  General Obligation Bonds; 1998 Series B                              1,440,000         5.25%        7/1/2016            1,604,290

                 See accompanying notes to financial statements

------------------------------------------------------------------------------------------------------------------------------------
CALIFORNIA TAX-FREE INCOME FUND                            PORTFOLIO OF INVESTMENTS (CONTINUED)                            8/31/2006
------------------------------------------------------------------------------------------------------------------------------------
SECURITY DESCRIPTION                                                   PAR VALUE         RATE         MATURITY       VALUE (NOTE 1)
------------------------------------------------------------------------------------------------------------------------------------
SANTA ANA UNIFIED SCHOOL DISTRICT
  General Obligation Bonds; Series 2000                             $  2,500,000         5.70%        8/1/2022         $  2,700,425
SANTA CLARA COUNTY FINANCING AUTHORITY
  Lease Revenue Refunding Bonds; 1997 Series A                         2,000,000         6.00%       11/15/2012           2,260,300
  Lease Revenue Refunding Bonds; 1997 Series A                         1,750,000         5.75%       11/15/2013           1,975,575
SANTA CLARA REDEVELOPMENT AGENCY
  Bayshore North Project, 1992 Tax Allocation Refunding Bonds          3,300,000         7.00%        7/1/2010            3,545,619
SANTA MARGARITA-DANA POINT AUTHORITY
  Improvement District; 1994 Series A                                  1,045,000         7.25%        8/1/2010            1,182,323
SANTA MARIA JOINT UNION HIGH SCHOOL DISTRICT
  Election 2004; Capital Appreciation Bonds                            2,500,000         0.00%        8/1/2029              862,150
SONOMA COUNTY JUNIOR COLLEGE DISTRICT
  Election 2002; Series B                                              1,000,000         5.00%        8/1/2027            1,057,430
SONOMA, COUNTY OF
  Certificates of Participation; 2002 Series A                         1,815,000         5.00%       11/15/2012           1,952,268
SOUTH COAST AIR QUALITY MANAGEMENT DISTRICT
  Installment Sale Revenue Bonds; Series 1992                          2,400,000         6.00%        8/1/2011            2,657,112
SOUTHERN CALIFORNIA PUBLIC POWER AUTHORITY
  Multiple Project Revenue Bonds; Series 1989                          3,585,000         6.75%        7/1/2013            4,159,819
THE REGENTS OF THE UNIVERSITY OF CALIFORNIA
  UC San Diego Medical Center; Series 2000                             2,500,000         5.13%        12/1/2016           2,657,225
TURLOCK IRRIGATION DISTRICT
  Revenue Refunding Bonds; Series A                                    2,000,000         6.25%        1/1/2012            2,164,580
VAL VERDE UNIFIED SCHOOL DISTRICT
  School Construction Project; Series B                                1,980,000         5.00%        1/1/2024            2,081,772
WEST VALLEY MISSION COMMUNITY COLLEGE DISTRICT
  Election 2004; Series A                                              2,000,000         5.00%        8/1/2030            2,113,640
WILLIAM S. HART UNION HIGH SCHOOL DISTRICT
  Election 2001; Capital Appreciation Bonds, Series B                  3,595,000         0.00%        9/1/2029            1,233,049
                                                                                                                       ------------
Total-Long Term Securities (Cost $117,484,422)                                                                          123,992,766
                                                                                                                       ------------

VARIABLE RATE DEMAND NOTES* (1.49%)

CALIFORNIA, STATE OF
  Series C-3                                                           1,200,000         3.47%        9/1/2006            1,200,000
IRVINE RANCH WATER DISTRICT
  General Obligation; Consolidated Series 1993                           100,000         3.25%        9/1/2006              100,000
NEWPORT BEACH, CITY OF
  Hoag Memorial Hospital Presbyterian; Series 1996 Series B              200,000         3.45%        9/1/2006              200,000
  Hoag Memorial Hospital Presbyterian; Series 1996 Series C              400,000         3.45%        9/1/2006              400,000
                                                                                                                       ------------
Total Variable Rate Demand Notes (Cost $1,900,000)                                                                        1,900,000
                                                                                                                       ------------

Total Investments (Cost $119,384,422) (a) (98.99%)                                                                      125,892,766
Other Net Assets (1.01%)                                                                                                  1,284,829
                                                                                                                       ------------
Net Assets (100.00%)                                                                                                   $127,177,595
                                                                                                                       ============

(a) Aggregate cost for federal income tax purposes is $119,140,213. At August
31, 2006, unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:

Unrealized appreciation                                                                                                $  6,878,230
Unrealized depreciation                                                                                                    (125,677)
                                                                                                                       ------------
Net unrealized appreciation                                                                                            $  6,752,553
                                                                                                                       ============

* Stated maturity reflects next reset date.

------------------------------------------------------------------------------------------------------------------------------------
CALIFORNIA INSURED INTERMEDIATE FUND                            PORTFOLIO OF INVESTMENTS                                   8/31/2006
------------------------------------------------------------------------------------------------------------------------------------
SECURITY DESCRIPTION                                                   PAR VALUE         RATE         MATURITY       VALUE (NOTE 1)
------------------------------------------------------------------------------------------------------------------------------------
LONG-TERM SECURITIES (94.19%)

ANAHEIM PUBLIC FINANCIAL AUTHORITY
  Convention Center Project; Series A                               $  500,000           5.25%       8/1/2013          $    542,600
BEVERLY HILLS PUBLIC FINANCIAL AUTHORITY
  Lease Revenue Refunding; Series A                                    500,000           5.25%       6/1/2013               548,485
CALIFORNIA EDUCATIONAL FACILITIES AUTHORITY
  University of San Francisco Revenue Bonds; Series 1996               500,000           5.60%       10/1/2010              538,725
CALIFORNIA STATE PUBLIC WORKS BOARD
  CA State Prison -- Lassen County; 2001 Series A                      400,000           5.25%       6/1/2011               429,100
  Lease Revenue Refunding Bonds; 2001 Series A                         500,000           5.25%       6/1/2012               542,530

                 See accompanying notes to financial statements

------------------------------------------------------------------------------------------------------------------------------------
CALIFORNIA INSURED INTERMEDIATE FUND                        PORTFOLIO OF INVESTMENTS (CONTINUED)                           8/31/2006
------------------------------------------------------------------------------------------------------------------------------------
SECURITY DESCRIPTION                                                   PAR VALUE         RATE         MATURITY       VALUE (NOTE 1)
------------------------------------------------------------------------------------------------------------------------------------
CALIFORNIA, STATE OF
  General Obligation Bonds; 1996                                    $  500,000           5.20%       6/1/2007          $    506,285
CASTAIC LAKE WATER AGENCY
  Water System Improvement Projects; Series 1994A                      300,000           7.25%       8/1/2009               329,742
  Water System Improvement Projects; Series 2001A                      500,000           6.00%       8/1/2012               553,455
CENTRAL VALLEY SCHOOL DISTRICTS FINANCING AUTHORITY
  General Obligation Refi. Bonds; Series C                             400,000           6.15%       2/1/2009               423,908
CHAFFEY UNION HIGH SCHOOL DISTRICT
  General Obligation Bonds; Series C                                   500,000           5.00%       5/1/2012               537,240
CHICO UNIFIED SCHOOL DISTRICT
  General Obligation Refunding Bonds                                   400,000           8.50%       8/1/2007               417,560
EASTERN MUNICIPAL WATER DISTRICT
  Certificates of Participation; Series A                              550,000           5.25%       7/1/2012               589,650
FOOTHILL-DE ANZA COMMUNITY COLLEGE DISTRICT
  General Obligation Refunding Bonds 2002                              500,000           5.50%       8/1/2012               551,830
FRESNO, CITY OF
  Water System Revenue Refunding; Series A                             500,000           6.00%       6/1/2011               553,540
IMPERIAL IRRIGATION DISTRICT
  Certificates of Participation; 1997 Capital Projects                 530,000           5.20%       11/1/2009              555,949
INDUSTRY CITY URBAN DEVELOPMENT AGENCY
  2002 Tax Allocation; Refunding, Project 1                            300,000           5.38%       5/1/2012               305,172
LOS ANGELES, CITY OF
  Sanitation Equipment Charge Revenue Bonds; Series 2001-A             500,000           5.00%       2/1/2008               510,470
LOS ANGELES COUNTY METROPOLITAN TRANSPORTATION AUTH.
  Sales Tax Revenue Bonds; Series A                                    500,000           5.50%       7/1/2008               517,855
LOS ANGELES DEPARTMENT OF WATER AND POWER
  Power Project Revenue Bond; 2001 Series A                            500,000           5.25%       7/1/2014               535,360
LOS ANGELES UNIFIED SCHOOL DISTRICT
  Election of 2004; Series F                                           500,000           5.00%       7/1/2010               526,845
  General Obligation Bonds; 1997 Series A                              400,000           6.00%       7/1/2007               408,052
LOS ANGELES, COUNTY OF
  Pension Obligation Certificates; Series A                            400,000           6.90%       6/30/2008              423,116
MONTEREY, COUNTY OF
  Certificates of Participation                                        600,000           5.25%       8/1/2014               643,056
NORTH ORANGE COUNTY COMMUNITY COLLEGE DISTRICT
  2005 General Obligation Refunding Bonds                              500,000           5.00%       8/1/2014               545,925
  General Obligation Bonds; 2002 Series A                              500,000           5.00%       8/1/2012               538,590
OAKLAND JOINT POWERS FINANCING AUTHORITY
  Convention Centers; Series 2001                                      500,000           5.50%       10/1/2012              551,040
ORANGE COUNTY LOCAL TRANSPORTATION AUTHORITY
  Measure M Sales Tax Revenue 2nd Series, Series A                     325,000           5.00%       2/15/2009              336,525
  Measure M Sales Tax Revenue Bonds; Series 1998 A                     500,000           5.50%       2/15/2007              504,555
RANCHO MIRAGE JOINT POWERS FINANCING AUTHORITY
  Eisenhower Medical Center; Series 1997A                              385,000           5.25%       7/1/2012               397,074
SAN BERNARDINO, COUNTY OF
  Certificates of Participation; Series 2002 A                         500,000           5.00%       7/1/2015               545,030
SAN DIEGO PUBLIC FACILITIES FINANCING AUTHORITY
  Sewer Revenue Refunding Bonds; Series A                              500,000           5.10%       5/15/2010              509,955
SAN FRANCISCO AIRPORT COMMISSION
  San Francisco International Airport Revenue Second; Series B         450,000           5.50%       5/1/2009               466,961
SAN FRANCISCO CITY & COUNTY PUBLIC UTILITIES COMMISSION
  Water Revenue Refunding Bonds; Series B                              500,000           5.00%       11/1/2013              538,290
SANTA CLARA COUNTY FINANCING AUTHORITY
  Water Revenue Refunding Bonds; Series B                              400,000           5.50%       5/15/2010              426,692
SOUTHERN CALIFORNIA PUBLIC POWER AUTHORITY
  San Juan Power Project 2002 Refunding; Series A                      500,000           5.50%       1/1/2013               554,245
THE REGENTS OF THE UNIVERSITY OF CALIFORNIA
  Multiple Purpose Projects; Series O                                  500,000           5.75%       9/1/2010               541,400
WALNUT, CITY OF
  Public Financing Authority Tax Allocation                            500,000           5.38%       9/1/2013               543,193
                                                                                                                       ------------
Total Long-Term Securities (Cost $18,389,400)                                                                            18,490,000
                                                                                                                       ------------

                 See accompanying notes to financial statements

------------------------------------------------------------------------------------------------------------------------------------
CALIFORNIA INSURED INTERMEDIATE FUND                        PORTFOLIO OF INVESTMENTS (CONTINUED)                           8/31/2006
------------------------------------------------------------------------------------------------------------------------------------
SECURITY DESCRIPTION                                                   PAR VALUE         RATE         MATURITY       VALUE (NOTE 1)
------------------------------------------------------------------------------------------------------------------------------------
VARIABLE RATE DEMAND NOTES* (4.58%)

CALIFORNIA DEPARTMENT OF WATER RESOURCES
  Power Supply Revenue Bonds; Series 2002B6                         $  100,000           3.25%       9/1/2006          $    100,000
  Power Supply Revenue Bonds; Series B5                                200,000           3.47%       9/1/2006               200,000
IRVINE RANCH WATER DISTRICT
  Consolidated Series 1991; Districts 105, 250, 290                    100,000           3.30%       9/1/2006               100,000
IRVINE, CITY OF
  Assessment District 94-13                                            100,000           3.25%       9/1/2006               100,000
  Assessment District 94-15                                            400,000           3.25%       9/1/2006               400,000
                                                                                                                       ------------
Total Variable Rate Demand Notes (Cost $900,000)                                                                            900,000
                                                                                                                       ------------

Total Investments (Cost $19,289,400) (a) (98.77%)                                                                        19,390,000
Other Net Assets (1.23%)                                                                                                    240,873
                                                                                                                       ------------
Net Assets (100.00%)                                                                                                   $ 19,630,873
                                                                                                                       ============

(a) Aggregate cost for federal income tax purposes is $19,289,400. At August 31, 2006, unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:

Unrealized appreciation                                                                                                $    188,628
Unrealized depreciation                                                                                                     (88,028)
                                                                                                                       ------------
Net unrealized appreciation                                                                                            $    100,600
                                                                                                                       ============

* Stated maturity reflects next reset date.

------------------------------------------------------------------------------------------------------------------------------------
CALIFORNIA TAX-FREE MONEY MARKET FUND                           PORTFOLIO OF INVESTMENTS                                   8/31/2006
------------------------------------------------------------------------------------------------------------------------------------
SECURITY DESCRIPTION                                                   PAR VALUE         RATE         MATURITY       VALUE (NOTE 1)
------------------------------------------------------------------------------------------------------------------------------------
VARIABLE RATE DEMAND NOTES* (78.27%)

ABAG FINANCIAL AUTHORITY FOR NON-PROFIT CORPS
  Revenue Bonds                                                      $ 1,500,000         3.30%        9/7/2006         $  1,500,000
AZUSA UNIFIED SCHOOL DISTRICT
  School Facility Bridge Funding Program                               2,000,000         3.27%        9/7/2006            2,000,000
BAY AREA TOLL AUTHORITY
  San Francisco Bay Toll; Series D-1                                   2,000,000         3.18%        9/6/2006            2,000,000
CALIFORNIA DEPARTMENT OF WATER RESOURCES
  Power Supply Revenue Bonds; Series 2002-B6                             500,000         3.25%        9/1/2006              500,000
  Power Supply Revenue Bonds; Series B5                                1,300,000         3.47%        9/1/2006            1,300,000
  Power Supply Revenue Bonds; Series C-8                               2,000,000         3.25%        9/7/2006            2,000,000
CALIFORNIA HEALTH FACILITIES FINANCING AUTHORITY
  Sutter Hospital; Series B                                              150,000         3.30%        9/1/2006              150,000
CALIFORNIA INFRASTRUCTURE & ECONOMIC DEVELOPMENT BANK
  Rand Corporation; Series B                                             480,000         3.30%        9/1/2006              480,000
CALIFORNIA STATEWIDE COMMUNITIES DEVELOPMENT AUTHORITY
  Cathedral High School Project                                        1,000,000         3.25%        9/6/2006            1,000,000
  Certificates of Participation: Sutter Health Group                   1,000,000         3.26%        9/1/2006            1,000,000
  Gemological Institute of America; Special Tax; Series 2001           1,800,000         3.28%        9/7/2006            1,800,000
CALIFORNIA, STATE OF
  General Obligation Bonds; Series 2003C-1                             2,000,000         3.25%        9/7/2006            2,000,000
  General Obligation: Series A-3                                       1,800,000         3.47%        9/1/2006            1,800,000
  Kindergarten-Univ; Series B-3                                        2,700,000         3.25%        9/1/2006            2,700,000
  Series C-2                                                             240,000         3.47%        9/1/2006              240,000
  Series C-3                                                           3,600,000         3.47%        9/1/2006            3,600,000
  Series C-6                                                             100,000         3.30%        9/1/2006              100,000
CHINO BASIN REGIONAL FINANCING AUTHORITY
  Inland Empire Utilities Agency; Series 2002A                         2,000,000         3.25%        9/6/2006            2,000,000
IRVINE RANCH WATER DISTRICT
  Certificates of Participation; 1986 Capital Improvements Projects    1,200,000         3.32%        9/1/2006            1,200,000
  Consolidated Series 1991; Districts 105, 250, 290                      400,000         3.30%        9/1/2006              400,000
  General Obligation; Consolidated Series                                200,000         3.30%        9/1/2006              200,000
  General Obligation; Consolidated Series 1993                            50,000         3.25%        9/1/2006               50,000
  Series 105 140 240 & 250                                               600,000         3.47%        9/1/2006              600,000
  Sewer Bonds; 1988 Series A; District 282                               400,000         3.47%        9/1/2006              400,000
  Waterworks Bonds; 1998 Series A, District 182                          400,000         3.47%        9/1/2006              400,000

                 See accompanying notes to financial statements

------------------------------------------------------------------------------------------------------------------------------------
CALIFORNIA TAX-FREE MONEY MARKET FUND                      PORTFOLIO OF INVESTMENTS (CONTINUED)                            8/31/2006
------------------------------------------------------------------------------------------------------------------------------------
SECURITY DESCRIPTION                                                   PAR VALUE         RATE         MATURITY       VALUE (NOTE 1)
------------------------------------------------------------------------------------------------------------------------------------
IRVINE, CITY OF
  Assessment District 93-14                                          $ 1,500,000         3.47%        9/1/2006         $  1,500,000
  Assessment District 94-13                                              200,000         3.25%        9/1/2006              200,000
  Assessment District 94-15                                              800,000         3.25%        9/1/2006              800,000
  Assessment District 00-18; Series A                                  1,210,000         3.25%        9/1/2006            1,210,000
LOS ANGELES COUNTY HOUSING AUTHORITY
  Rowland Heights Preservation; Series A                               1,400,000         3.42%        9/6/2006            1,400,000
LOS ANGELES DEPARTMENT OF WATER AND POWER
  Water System Revenue Bonds; 2001 Series B-2                            300,000         3.25%        9/1/2006              300,000
LOS ANGELES WASTEWATER SYSTEMS
  Series A                                                             1,000,000         3.27%        9/7/2006            1,000,000
  Series B-1                                                           2,000,000         3.30%        9/7/2006            2,000,000
LOS ANGELES, COUNTY OF
  Pension Obligation, Refunding Bonds                                    800,000         3.25%        9/6/2006              800,000
LOS ANGLES COUNTY TRANSPORTATION COMMISSION
  Sales Tax Revenue Refunding Bonds; 1992; Series A                    3,000,000         3.27%        9/7/2006            3,000,000
  Tax Refunding Bonds; Series A                                          700,000         3.25%        9/6/2006              700,000
METROPOLITAN WATER DISTRICT OF SOUTHERN CALIFORNIA
  Water Revenue Bonds; Series 2000 B-3                                 1,200,000         3.47%        9/1/2006            1,200,000
  Water Revenue Bonds; Series 2001 C-2                                   600,000         3.30%        9/1/2006              600,000
  Water Revenue Refunding Bonds; 1996 Series A                         1,785,000         3.24%        9/7/2006            1,785,000
NEWPORT BEACH, CITY OF
  Hoag Memorial Hospital Presbyterian; Series 1996 Series B            1,950,000         3.45%        9/1/2006            1,950,000
  Hoag Memorial Hospital Presbyterian; Series 1996 Series C              100,000         3.45%        9/1/2006              100,000
ORANGE COUNTY HOUSING AUTHORITY
  Revenue Bonds, Village Niguel, Issue AA of 1985                      1,900,000         3.35%        9/6/2006            1,900,000
ORANGE COUNTY SANITATION DISTRICT
  Refunding Certificates of Participation; Series 1993                 1,300,000         3.26%        9/1/2006            1,300,000
  Series A                                                               200,000         3.26%        9/1/2006              200,000
ORANGE COUNTY WATER DISTRICT
  Certificates of Participation; Series A                              2,000,000         3.25%        9/6/2006            2,000,000
RAMONA UNIFIED SCHOOL DISTRICT
  School Facility Program; 2004                                        2,500,000         3.35%        9/7/2006            2,500,000
RIVERSIDE, COUNTY OF
  Community Facilities District 89-5, Special Tax                      2,000,000         3.30%        9/6/2006            2,000,000
SANTA ANA HOUSING AUTHORITY
  Harbor Pointe Apartments; 1995 Series A                              1,720,000         3.28%        9/7/2006            1,720,000
TRACY, CITY OF
  Sycamore: 7/03                                                       1,000,000         3.30%        9/7/2006            1,000,000
TUSTIN, CITY OF
  Reassessment District No. 95-2; Series A                             1,500,000         3.25%        9/1/2006            1,500,000
WILLIAM S. HART UNION HIGH SCHOOL DISTRICT
  School Facility Bridge Funding Program                               2,000,000         3.27%        9/7/2006            2,000,000
                                                                                                                       ------------
Total Variable Rate Demand Notes (Cost $64,085,000)                                                                      64,085,000
                                                                                                                       ------------

TAX AND REVENUE ANTICIPATION NOTES (14.77%)

CALIFORNIA SCHOOL CASH RESERVE PROGRAM AUTHORITY
  2006-2007; Series A                                                  2,000,000         4.50%        7/6/2007            2,016,303
FRESNO, COUNTY OF
  Tax and Revenue Anticipation Notes                                   2,000,000         4.50%        6/29/2007           2,014,808
LOS ANGELES, COUNTY OF
  Series A                                                             2,000,000         4.50%        6/29/2007           2,015,925
SACRAMENTO, COUNTY OF
  Tax and Revenue Anticipation Notes                                   2,000,000         4.50%        7/17/2007           2,015,154
SAN DIEGO COUNTY AND SCHOOL DISTRICT
  Series A                                                             2,000,000         4.50%        7/27/2007           2,014,598
SANTA CLARA UNIFIED SCHOOL DISTRICT
  Tax and Revenue Anticipation Notes                                   2,000,000         4.50%        7/2/2007            2,015,768
                                                                                                                       ------------
Total Tax and Revenue Anticipation Notes (Cost $12,092,556)                                                              12,092,556
                                                                                                                       ------------

                 See accompanying notes to financial statements

------------------------------------------------------------------------------------------------------------------------------------
CALIFORNIA TAX-FREE MONEY MARKET FUND                      PORTFOLIO OF INVESTMENTS (CONTINUED)                            8/31/2006
------------------------------------------------------------------------------------------------------------------------------------
SECURITY DESCRIPTION                                                   PAR VALUE         RATE         MATURITY       VALUE (NOTE 1)
------------------------------------------------------------------------------------------------------------------------------------
COMMERCIAL PAPER (6.41%)

CHINO BASIN
  Certificates of Participation                                      $ 1,000,000         3.52%        10/4/2006        $  1,000,000
EAST BAY MUNICIPAL UTILITY DISTRICT
  Certificates of Participation                                        2,250,000         3.52%        9/6/2006            2,250,000
UNIVERSITY OF CALIFORNIA BOARD OF REGENTS
  Commercial Paper Notes; Series A                                     2,000,000         3.52%       10/11/2006           2,000,000
                                                                                                                       ------------
Total Commercial Paper (Cost $5,250,000)                                                                                  5,250,000
                                                                                                                       ============

Total Investments (Cost $81,427,556) (a) (99.45%)                                                                        81,427,556
Other Net Assets (0.55%)                                                                                                    447,944
                                                                                                                       ------------
Net Assets (100.00%)                                                                                                   $ 81,875,500
                                                                                                                       ============

(a) Aggregate cost for federal income tax purposes is $81,427,556.
* Stated maturity reflects next reset date.

------------------------------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT SECURITIES FUND                                 PORTFOLIO OF INVESTMENTS                                   8/31/2006
------------------------------------------------------------------------------------------------------------------------------------
SECURITY DESCRIPTION                                                   PAR VALUE         RATE         MATURITY       VALUE (NOTE 1)
------------------------------------------------------------------------------------------------------------------------------------
Government National Mortgage Association (70.26%)
                                                                     $   129,563         6.00%       04/15/2014        $    131,625
                                                                         202,154         6.00%       04/15/2014             205,370
                                                                         166,742         6.00%       04/15/2016             169,343
                                                                         140,124         6.50%       04/15/2016             142,913
                                                                         123,799         6.00%       05/15/2016             125,731
                                                                       1,038,633         5.00%       02/15/2018           1,023,738
                                                                         622,923         5.00%       04/15/2018             613,989
                                                                       1,184,854         5.00%       09/15/2018           1,167,862
                                                                           9,954        10.00%       09/15/2018              11,056
                                                                          30,219         9.00%       10/15/2018              32,483
                                                                       1,255,628         5.00%       01/15/2019           1,236,882
                                                                       1,570,112         5.00%       02/15/2019           1,546,670
                                                                       1,520,606         5.00%       07/15/2020           1,496,971
                                                                         930,209         5.50%       01/15/2025             932,440
                                                                         976,995         6.00%       01/15/2026             988,765
                                                                       2,112,252         4.50%       12/20/2034           2,090,783
                                                                       1,967,964         4.75%       07/20/2035           1,920,323
                                                                       1,029,098         4.50%       08/20/2035             989,158
                                                                       3,979,571         5.50%       04/15/2036           3,943,091
                                                                                                                       ------------
Total Government National Mortgage Association (Cost $19,157,106)                                                        18,769,193
                                                                                                                       ------------

United States Treasury Bills (4.45%)
                                                                         400,000     5.14% - 5.18%   09/14/2006             399,266
                                                                         300,000         5.17%       11/16/2006             296,944
                                                                         500,000     5.11% - 5.21%   12/14/2006             493,084
                                                                                                                       ------------
Total United States Treasury Bills (Cost $1,188,829)                                                                      1,189,294
                                                                                                                       ------------

United States Treasury Notes (24.65%)
                                                                       3,000,000         7.25%        5/15/2016           3,572,229
                                                                       3,000,000         5.00%        7/31/2008           3,011,721
                                                                                                                       ------------
Total United States Treasury Notes (Cost $6,611,382)                                                                      6,583,950
                                                                                                                       ------------

Total Investments (Cost $26,957,317) (a) (99.36%)                                                                        26,542,437
Other Net Assets (0.64%)                                                                                                    172,545
                                                                                                                       ------------
Net Assets (100%)                                                                                                      $ 26,714,982
                                                                                                                       ============

(a) Aggregate cost for federal income tax purposes is $26,957,317. At August 31, 2006, unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:


Unrealized appreciation                                                                                                $     70,885
Unrealized depreciation                                                                                                    (485,765)
                                                                                                                       ------------
Net unrealized appreciation (depreciation)                                                                             $   (414,880)
                                                                                                                       ============

                 See accompanying notes to financial statements

------------------------------------------------------------------------------------------------------------------------------------
SHORT-TERM U.S. GOVERNMENT BOND FUND                            PORTFOLIO OF INVESTMENTS                                   8/31/2006
------------------------------------------------------------------------------------------------------------------------------------
SECURITY DESCRIPTION                                                   PAR VALUE         RATE         MATURITY       VALUE (NOTE 1)
------------------------------------------------------------------------------------------------------------------------------------
Government National Mortgage Association (8.22%)
                                                                     $   542,970         4.00%       06/20/2034        $    532,915
                                                                         680,074         4.50%       11/20/2034             673,222
                                                                                                                       ------------
Total Government National Mortgage Association (Cost $1,231,383)                                                          1,206,137
                                                                                                                       ------------

United States Treasury Bills (1.36%)
                                                                         100,000         5.14%       09/14/2006              99,817
                                                                         100,000         5.09%       11/16/2006              98,982
                                                                                                                       ------------
Total United States Treasury Bills (Cost $198,773)                                                                          198,799
                                                                                                                       ------------

Total United States Treasury Notes (89.67%)
                                                                       1,500,000         2.75%       08/15/2007           1,469,064
                                                                         700,000         4.00%       09/30/2007             693,028
                                                                         500,000         4.25%       10/31/2007             496,172
                                                                         100,000         4.25%       11/30/2007              99,211
                                                                         400,000         4.38%       01/31/2008             397,313
                                                                       1,000,000         3.00%       02/15/2008             974,219
                                                                         300,000         4.63%       02/29/2008             299,016
                                                                         200,000         4.88%       04/30/2008             200,149
                                                                         600,000         2.63%       05/15/2008             578,836
                                                                       1,600,000         3.75%       05/15/2008           1,572,501
                                                                         200,000         4.88%       05/31/2008             200,188
                                                                         200,000         3.25%       08/15/2008             194,438
                                                                         900,000         4.13%       08/15/2008             890,438
                                                                         400,000         3.13%       09/15/2008             387,563
                                                                         300,000         3.13%       10/15/2008             290,309
                                                                         600,000         4.75%       11/15/2008             600,141
                                                                         400,000         3.38%       12/15/2008             388,438
                                                                         200,000         3.25%       01/15/2009             193,469
                                                                         500,000         4.50%       02/15/2009             497,305
                                                                         600,000         2.63%       03/15/2009             570,516
                                                                         600,000         4.88%       05/15/2009             602,461
                                                                         500,000         4.00%       06/15/2009             491,016
                                                                       1,100,000         3.63%       07/15/2009           1,068,889
                                                                                                                       ------------
Total United States Treasury Notes (Cost $13,217,103)                                                                    13,154,680
                                                                                                                       ------------


Total Investments (Cost $14,647,259) (a) (99.25%)                                                                        14,559,616
Other Net Assets (0.75%)                                                                                                    110,074
                                                                                                                       ------------
Net Assets (100.00%)                                                                                                   $ 14,669,690
                                                                                                                       ============

(a) Aggregate cost for federal income tax purposes is $14,647,259. At August 31, 2006, unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:

Unrealized appreciation                                                                                                $     20,432
Unrealized depreciation                                                                                                    (108,075)
                                                                                                                       ------------
Net unrealized appreciation (depreciation)                                                                             $    (87,643)
                                                                                                                       ============

------------------------------------------------------------------------------------------------------------------------------------
THE UNITED STATES TREASURY TRUST                                PORTFOLIO OF INVESTMENTS                                   8/31/2006
------------------------------------------------------------------------------------------------------------------------------------
The United States Treasury Bills (100.22%)
                                                                       PAR VALUE         RATE         MATURITY       VALUE (NOTE 1)
                                                                    $ 12,100,000     4.86% - 5.19%   09/14/2006        $ 12,077,893
                                                                      17,300,000     4.94% - 5.10%   10/12/2006          17,204,912
                                                                      10,300,000     5.09% - 5.19%   11/16/2006          10,191,468
                                                                      11,900,000     5.09% - 5.21%   12/14/2006          11,727,080

Total Investments (Cost $51,201,353)(a)(100.22%)                                                                       $ 51,201,353
Other Net Liabilities (-0.22%)                                                                                             (110,065)
                                                                                                                       ------------
Net Assets (100.0%)                                                                                                    $ 51,091,288
                                                                                                                       ============

(a) Aggregate cost for federal income tax purposes is $51,201,353

                 See accompanying notes to financial statements

--------------------------------------------------------------------------------
S&P 500 INDEX FUND           PORTFOLIO OF INVESTMENTS                  8/31/2006
--------------------------------------------------------------------------------
                                                                      VALUE
COMPANY                                                  SHARES      (NOTE 1)
--------------------------------------------------------------------------------
Common Stock (99.57%)
Basic Materials (2.98%)
Air Products & Chemicals Inc                               2,087   $    138,347
Alcoa Inc                                                  8,134        232,551
Allegheny Technologies Inc                                   854         48,977
Ashland Inc                                                  631         39,841
Dow Chemical Co/The                                        8,885        338,785
Eastman Chemical Co                                          810         42,485
Ecolab Inc                                                 1,753         78,149
EI Du Pont de Nemours & Co                                 8,223        328,673
Freeport-McMoRan Copper & Gold Inc                         1,812        105,477
Hercules Inc*                                              1,129         17,612
International Flavors & Fragrances Inc                       783         31,140
International Paper Co                                     4,595        159,768
Louisiana-Pacific Corp                                     1,130         22,103
MeadWestvaco Corp                                          1,712         43,742
Monsanto Co                                                4,920        233,405
Newmont Mining Corp                                        3,966        203,258
Nucor Corp                                                 2,904        141,918
Phelps Dodge Corp                                          1,884        168,618
Plum Creek Timber Co Inc (REIT)                            1,837         63,983
PPG Industries Inc                                         1,587        100,552
Praxair Inc                                                2,967        170,335
Rohm & Haas Co                                             1,396         61,564
Sherwin-Williams Co/The                                    1,034         53,396
Sigma-Aldrich Corp                                           627         45,539
Temple-Inland Inc                                          1,152         51,287
United States Steel Corp                                     991         57,646
Vulcan Materials Co                                          968         76,094
Weyerhaeuser Co                                            2,267        140,554
                                                                   ------------
Total Basic Materials                                                 3,195,799
                                                                   ------------

Communications (10.66%)
ADC Telecommunications Inc*                                1,162         15,861
Alltel Corp                                                3,496        189,518
Amazon.Com Inc*                                            2,900         89,407
Andrew Corp*                                               1,650         15,263
AT&T Inc                                                  34,736      1,081,332
Avaya Inc*                                                 4,387         45,844
BellSouth Corp                                            16,097        655,470
CBS Corp                                                   6,861        195,882
CenturyTel Inc                                             1,054         41,970
Ciena Corp*                                                5,753         22,724
Cisco Systems Inc*                                        54,969      1,208,768
Citizens Communications Co                                 3,037         41,880
Comcast Corp*                                             19,075        667,625
Comverse Technology Inc*                                   1,834         38,331
Corning Inc*                                              13,853        308,091
Dow Jones & Co Inc                                           653         23,521
eBay Inc*                                                 10,303        287,042
Embarq Corp*                                               1,381         65,114
EW Scripps Co                                                800         36,376
Gannett Co Inc                                             2,273        129,220
Google Inc*                                                1,800        681,354
Interpublic Group of Cos Inc*                              4,290         39,382
JDS Uniphase Corp*                                        14,529         32,981
Juniper Networks Inc*                                      5,200         76,284
Lucent Technologies Inc*                                  41,152         95,884
McClatchy Co                                                 328         13,307
McGraw-Hill Cos Inc/The                                    3,316        185,398
Meredith Corp                                                427         20,214
Motorola Inc                                              22,335        522,192
New York Times Co                                          1,459         32,857
News Corp                                                 21,461        408,403
Omnicom Group Inc                                          1,681        146,953
Qualcomm Inc                                              14,810        557,893
Qwest Communications International Inc*                   13,871        122,204
Sprint Nextel Corp                                        26,544        449,124
Symantec Corp*                                             9,368        174,620
Tellabs Inc*                                               4,380         44,632
Time Warner Inc                                           20,221        336,073
Tribune Co                                                 2,508         78,275
Univision Communications Inc*                              2,146         74,166
VeriSign Inc*                                              2,300         46,552
Verizon Communications Inc                                26,143        919,711
Viacom Inc*                                                6,661        241,794
Walt Disney Co                                            19,706        584,283
Windstream Corp                                            3,613         47,692
Yahoo! Inc*                                               11,316        326,125
                                                                   ------------
Total Communications                                                 11,417,592
                                                                   ------------

Consumer, Cyclical (8.22%)
Autonation Inc*                                            1,702         33,070
Autozone Inc*                                                560         50,568
Bed Bath & Beyond Inc*                                     2,727         91,982
Best Buy Co Inc                                            3,766        177,002
Big Lots Inc*                                              1,135         20,827
Brunswick Corp                                               956         27,437
Carnival Corp                                              4,038        169,192
Centex Corp                                                1,220         62,159
Cintas Corp                                                1,457         53,953
Circuit City Stores Inc                                    1,466         34,612
Coach Inc*                                                 3,480        105,061
Cooper Tire & Rubber Co                                      779          7,658
Costco Wholesale Corp                                      4,233        198,062
CVS Corp                                                   7,650        256,658
Darden Restaurants Inc                                     1,381         48,887
Dillard's Inc                                                852         26,565
Dollar General Corp                                        2,796         35,957
DR Horton Inc                                              2,596         56,930
Family Dollar Stores Inc                                   1,687         43,137
Federated Department Stores Inc                            4,940        187,621
Ford Motor Co                                             17,383        145,496
Gap Inc/The                                                5,441         91,463
General Motors Corp                                        5,203        151,824
Genuine Parts Co                                           1,739         71,873
Goodyear Tire & Rubber Co/The*                             1,764         23,990
Harley-Davidson Inc                                        2,464        144,169
Harman International Industries Inc                          600         48,672
Harrah's Entertainment Inc                                 1,735        108,195
Hasbro Inc                                                 1,549         31,445
Hilton Hotels Corp                                         3,084         78,549
Home Depot Inc                                            18,710        641,566
International Game Technology                              3,167        122,500
JC Penney Co Inc                                           2,136        134,653
Johnson Controls Inc                                       1,812        130,337
Jones Apparel Group Inc                                    1,220         38,186
KB Home                                                      776         33,182
Kohl's Corp*                                               3,078        192,406
Lennar Corp                                                1,300         58,292
Liz Claiborne Inc                                          1,076         40,210
Lowe's Cos Inc                                            13,962        377,812
Ltd Brands Inc                                             3,233         83,185
Marriott International Inc                                 2,918        109,892
Mattel Inc                                                 3,813         71,837
McDonald's Corp                                           11,212        402,511
Navistar International Corp*                                 734         16,838
Newell Rubbermaid Inc                                      2,765         74,627
Nike Inc                                                   1,840        148,598
Nordstrom Inc                                              1,958         73,131
Office Depot Inc*                                          2,643         97,368
OfficeMax Inc                                                700         29,071
Paccar Inc                                                 2,345        128,201
Pulte Homes Inc                                            2,110         62,604
RadioShack Corp                                            1,294         23,370
Sabre Holdings Corp                                        1,363         29,877
Sears Holdings Corp*                                         877        126,384
Southwest Airlines Co                                      6,485        112,320
Staples Inc                                                6,539        147,520
Starbucks Corp*                                            6,848        212,356
Starwood Hotels & Resorts Worldwide Inc                    2,046        108,970
Target Corp                                                7,841        379,426
Tiffany & Co                                               1,341         42,376
TJX Cos Inc                                                4,410        117,968
VF Corp                                                      775         54,165
Walgreen Co                                                9,061        448,157
Wal-Mart Stores Inc                                       22,370      1,000,386
Wendy's International Inc                                    996         63,644
Whirlpool Corp                                               742         60,035
WW Grainger Inc                                              797         53,240
Wyndham Worldwide Corp*                                    1,809         52,931
Yum! Brands Inc                                            2,468        120,635
                                                                   ------------
Total Consumer, Cyclical                                              8,803,781
                                                                   ------------

Consumer, Non-Cyclical (21.37%)
Abbott Laboratories                                       13,718        668,067
Aetna Inc                                                  5,050        188,214
Alberto-Culver Co                                            754         37,119
Allergan Inc                                               1,379        157,978
Altria Group Inc                                          18,690      1,561,176
AmerisourceBergen Corp                                     2,054         90,705
Amgen Inc*                                                10,425        708,170
Anheuser-Busch Cos Inc                                     7,177        354,400
Apollo Group Inc*                                          1,316         66,076
Archer-Daniels-Midland Co                                  5,877        241,956
Avery Dennison Corp                                          991         61,383
Avis Budget Group Inc                                      9,048         17,463
Avon Products Inc                                          4,058        116,505
Barr Pharmaceuticals Inc*                                  1,000         56,500
Bausch & Lomb Inc                                            546         26,432
Baxter International Inc                                   6,031        267,656
Becton Dickinson & Co                                      2,348        163,656
Biogen Idec Inc*                                           3,156        139,306
Biomet Inc                                                 2,347         76,770
Boston Scientific Corp*                                   10,863        189,451
Bristol-Myers Squibb Co                                   17,557        381,865
Brown-Forman Corp                                            879         67,665
Campbell Soup Co                                           1,775         66,687
Cardinal Health Inc                                        3,792        255,657
Caremark Rx Inc                                            4,202        243,464
Clorox Co                                                  1,428         85,409
Coca-Cola Co/The                                          18,428        825,759
Coca-Cola Enterprises Inc                                  2,839         63,310
Colgate-Palmolive Co                                       4,625        276,853
ConAgra Foods Inc                                          4,822        114,764
Constellation Brands Inc*                                  1,869         51,005
Convergys Corp*                                            1,500         31,305
Coventry Health Care Inc*                                  1,500         81,360
CR Bard Inc                                                  984         73,977
Dean Foods Co*                                             1,300         51,506
Eli Lilly & Co                                            10,127        566,403
Equifax Inc                                                1,159         36,845
Estee Lauder Cos Inc/The                                   1,100         40,546
Express Scripts Inc*                                       1,382        116,199
Forest Laboratories Inc*                                   3,126        156,237
Fortune Brands Inc                                         1,341         97,357
General Mills Inc                                          3,199        173,482
Genzyme Corp*                                              2,372        157,098
Gilead Sciences Inc*                                       4,125        261,525
H&R Block Inc                                              3,212         67,548
HCA Inc                                                    3,614        178,242
Health Management Associates Inc                           2,507         52,421
Hershey Co/The                                             1,733         93,513
HJ Heinz Co                                                2,947        123,302
Hospira Inc*                                               1,550         56,777
Humana Inc*                                                1,588         96,757
Johnson & Johnson                                         26,615      1,720,926
Kellogg Co                                                 2,422        122,795
Kimberly-Clark Corp                                        4,093        259,906
King Pharmaceuticals Inc*                                  2,430         39,415
Kroger Co/The                                              6,936        165,146
Laboratory Corp of America Holdings*                       1,202         82,241

                 See accompanying notes to financial statements

--------------------------------------------------------------------------------
S&P 500 INDEX FUND           PORTFOLIO OF INVESTMENTS (CONTINUED)      8/31/2006
--------------------------------------------------------------------------------
                                                                      VALUE
COMPANY                                                  SHARES      (NOTE 1)
--------------------------------------------------------------------------------
Manor Care Inc                                               938   $     48,964
McCormick & Co Inc/MD                                      1,375         50,078
McKesson Corp                                              2,757        140,056
Medco Health Solutions Inc*                                2,741        173,697
Medimmune Inc*                                             2,295         63,434
Medtronic Inc                                             10,758        504,550
Merck & Co Inc                                            19,553        792,874
Millipore Corp*                                              423         27,148
Molson Coors Brewing Co                                      550         38,665
Monster Worldwide Inc*                                     1,196         48,725
Moody's Corp                                               2,175        133,067
Mylan Laboratories Inc                                     2,107         42,814
Patterson Cos Inc*                                         1,300         40,066
Paychex Inc                                                3,099        111,285
Pepsi Bottling Group Inc                                   1,328         46,493
PepsiCo Inc                                               14,802        966,275
Pfizer Inc                                                65,752      1,812,125
Procter & Gamble Co                                       29,437      1,822,150
Quest Diagnostics Inc                                      1,480         95,134
Reynolds American Inc                                      1,470         95,653
Robert Half International Inc                              1,510         46,719
RR Donnelley & Sons Co                                     1,958         63,478
Safeway Inc                                                4,202        129,968
Sara Lee Corp                                              7,296        121,332
Schering-Plough Corp                                      13,695        286,910
St Jude Medical Inc*                                       3,342        121,682
Stryker Corp                                               2,754        132,275
Supervalu Inc                                              1,839         52,522
Sysco Corp                                                 5,849        183,600
Tenet Healthcare Corp*                                     4,695         36,997
Tyson Foods Inc                                            2,300         33,879
UnitedHealth Group Inc                                    12,099        628,543
UST Inc                                                    1,650         87,219
Watson Pharmaceuticals Inc*                                1,136         29,127
WellPoint Inc*                                             5,922        458,422
Whole Foods Market Inc                                     1,300         69,706
WM Wrigley Jr Co                                           1,958         90,890
Wyeth                                                     12,029        585,812
Zimmer Holdings Inc*                                       2,250        152,996
                                                                   ------------
Total Consumer, Non-Cyclical                                         22,889,580
                                                                   ------------

Energy (9.81%)
Anadarko Petroleum Corp                                    4,118        193,175
Apache Corp                                                3,084        201,324
Baker Hughes Inc                                           3,175        225,997
BJ Services Co                                             2,948        101,146
Chesapeake Energy Corp                                     3,500        110,495
Chevron Corp                                              19,877      1,280,079
ConocoPhillips                                            14,781        937,559
Devon Energy Corp                                          3,975        248,398
El Paso Corp                                               5,972         86,713
EOG Resources Inc                                          2,186        141,697
Exxon Mobil Corp                                          54,630      3,696,812
Halliburton Co                                             9,462        308,650
Hess Corp                                                  2,193        100,396
Kinder Morgan Inc                                            971        101,334
Marathon Oil Corp                                          3,391        283,149
Murphy Oil Corp                                            1,500         73,365
Nabors Industries*                                         3,004         98,772
National Oilwell Varco Inc*                                1,644        107,353
Noble Corp                                                 1,308         85,530
Occidental Petroleum Corp                                  7,610        388,034
Rowan Cos Inc                                              1,121         38,338
Schlumberger Ltd                                          10,600        649,780
Sunoco Inc                                                 1,306         93,914
Transocean Inc*                                            3,035        202,586
Valero Energy Corp                                         5,552        318,685
Weatherford International Ltd*                             3,300        141,900
Williams Cos Inc                                           5,523        136,031
XTO Energy Inc                                             3,449        157,859
                                                                   ------------
Total Energy                                                         10,509,071
                                                                   ------------

Financial (21.44%)
ACE Ltd                                                    2,936        158,133
Aflac Inc                                                  4,494        202,545
Allstate Corp/The                                          5,785        335,183
AMBAC Financial Group Inc                                  1,027         88,928
American Express Co                                       11,091        582,721
American International Group Inc                          23,196      1,480,369
Ameriprise Financial Inc                                   2,178         99,600
AmSouth Bancorp                                            3,273         93,771
AON Corp                                                   2,984        103,157
Apartment Investment & Management Co                         995         50,984
Archstone-Smith Trust                                      1,800         95,724
Bank of America Corp                                      41,546      2,138,373
Bank of New York Co Inc/The                                7,238        244,283
BB&T Corp                                                  4,920        210,576
Bear Stearns Cos Inc/The                                   1,041        135,694
Boston Properties Inc                                        800         81,304
Capital One Financial Corp                                 2,744        200,586
Charles Schwab Corp/The                                    9,795        159,756
Chubb Corp                                                 3,556        178,369
Cigna Corp                                                 1,182        133,649
Cincinnati Financial Corp                                  1,551         72,370
CIT Group Inc                                              1,917         86,380
Citigroup Inc                                             44,611      2,201,553
Comerica Inc                                               1,531         87,650
Commerce Bancorp Inc/NJ                                    1,700         56,627
Compass Bancshares Inc                                     1,184         68,672
Countrywide Financial Corp                                 5,526        186,779
E*Trade Financial Corp*                                    3,742         88,274
Equity Office Properties Trust                             3,457        128,220
Equity Residential                                         2,684        133,851
Fannie Mae                                                 8,649        455,370
Federated Investors Inc                                      848         28,391
Fifth Third Bancorp                                        4,972        195,598
First Horizon National Corp                                1,238         47,267
Franklin Resources Inc                                     1,429        140,628
Freddie Mac                                                6,209        394,892
Genworth Financial Inc                                     3,500        120,505
Golden West Financial Corp                                 2,253        170,079
Goldman Sachs Group Inc                                    3,922        583,005
Hartford Financial Services Group Inc                      2,734        234,741
Huntington Bancshares Inc/OH                               2,325         55,614
Janus Capital Group Inc                                    2,377         42,263
JPMorgan Chase & Co                                       31,124      1,421,122
Keycorp                                                    3,787        139,324
Kimco Realty Corp                                          1,900         78,945
Legg Mason Inc                                             1,100        100,386
Lehman Brothers Holdings Inc                               4,786        305,395
Lincoln National Corp                                      2,689        163,222
Loews Corp                                                 3,768        144,993
M&T Bank Corp                                                659         80,701
Marsh & McLennan Cos Inc                                   4,930        128,969
Marshall & Ilsley Corp                                     1,948         90,835
MBIA Inc                                                   1,215         74,880
Mellon Financial Corp                                      3,900        145,197
Merrill Lynch & Co Inc                                     8,177        601,255
Metlife Inc                                                6,747        371,287
MGIC Investment Corp                                         844         48,842
Morgan Stanley                                             9,569        629,545
National City Corp                                         4,895        169,269
North Fork Bancorporation Inc                              4,563        125,209
Northern Trust Corp                                        1,683         94,231
PNC Financial Services Group Inc                           2,626        185,895
Principal Financial Group Inc                              2,607        138,797
Progressive Corp/The                                       7,008        172,327
Prologis                                                   2,148        121,276
Prudential Financial Inc                                   4,388        322,123
Public Storage Inc                                           800         69,320
Realogy Corp*                                              2,261         48,385
Regions Financial Corp                                     4,076        146,695
Safeco Corp                                                1,187         68,502
Simon Property Group Inc                                   1,750        148,383
SLM Corp                                                   3,709        179,998
Sovereign Bancorp Inc                                      3,620         75,441
St Paul Travelers Cos Inc/The                              6,238        273,848
State Street Corp                                          2,954        182,557
SunTrust Banks Inc                                         3,246        247,994
Synovus Financial Corp                                     2,906         84,506
T Rowe Price Group Inc                                     2,226         98,078
Torchmark Corp                                               987         61,401
UnumProvident Corp                                         2,983         56,528
US Bancorp                                                16,113        516,744
Vornado Realty Trust                                       1,100        116,501
Wachovia Corp                                             14,464        790,168
Washington Mutual Inc                                      8,897        372,695
Wells Fargo & Co                                          30,048      1,044,168
XL Capital Ltd                                             1,649        108,240
Zions Bancorporation                                         853         67,378
                                                                   ------------
Total Financial                                                      22,963,989
                                                                   ------------

Industrial (11.01%)
3M Co                                                      6,754        484,262
Agilent Technologies Inc*                                  3,915        125,906
Allied Waste Industries Inc*                               2,502         25,871
American Power Conversion Corp                             1,724         30,291
American Standard Cos Inc                                  1,757         73,390
Applera Corp - Applied Biosystems Group                    1,972         60,442
Ball Corp                                                    990         39,937
Bemis Co                                                   1,106         35,724
Black & Decker Corp                                          725         53,389
Boeing Co                                                  7,196        538,980
Burlington Northern Santa Fe Corp                          3,282        219,730
Caterpillar Inc                                            5,988        397,304
Cooper Industries Lt                                         903         73,938
CSX Corp                                                   3,918        118,402
Cummins Inc                                                  447         51,325
Danaher Corp                                               2,083        138,082
Deere & Co                                                 2,255        176,116
Dover Corp                                                 1,842         89,558
Eastman Kodak Co                                           2,684         57,089
Eaton Corp                                                 1,440         95,760
Emerson Electric Co                                        3,681        302,394
FedEx Corp                                                 2,738        276,620
Fisher Scientific International Inc*                       1,154         90,277
Fluor Corp                                                   774         66,889
General Dynamics Corp                                      3,702        250,070
General Electric Co                                       93,169      3,173,336
Goodrich Corp                                              1,231         47,947
Honeywell International Inc                                7,397        286,412
Illinois Tool Works Inc                                    3,758        164,976
Ingersoll-Rand Co                                          3,052        116,037
ITT Corp                                                   1,798         88,012
Jabil Circuit Inc                                          1,699         45,584
L-3 Communications Holdings Inc                            1,134         85,492
Leggett & Platt Inc                                        1,920         44,256
Lockheed Martin Corp                                       3,215        265,559
Masco Corp                                                 3,684        100,978
Molex Inc                                                  1,295         47,229
Norfolk Southern Corp                                      3,784        161,690
Northrop Grumman Corp                                      3,131        209,182
Pactiv Corp*                                               1,493         39,908
Pall Corp                                                  1,225         33,345
Parker Hannifin Corp                                       1,073         79,456
PerkinElmer Inc                                            1,321         24,346
Raytheon Co                                                3,948        186,385
Rockwell Automation Inc                                    1,670         94,155
Rockwell Collins Inc                                       1,557         81,634
Ryder System Inc                                             677         33,457
Sanmina-SCI Corp*                                          5,243         17,774
Sealed Air Corp                                              791         41,029

                 See accompanying notes to financial statements

--------------------------------------------------------------------------------
S&P 500 INDEX FUND           PORTFOLIO OF INVESTMENTS (CONTINUED)      8/31/2006
--------------------------------------------------------------------------------
                                                                      VALUE
COMPANY                                                  SHARES      (NOTE 1)
--------------------------------------------------------------------------------
Snap-On Inc                                                  609   $     26,613
Solectron Corp*                                            9,768         30,672
Stanley Works/The                                            670         31,644
Symbol Technologies Inc                                    2,853         34,265
Tektronix Inc                                                880         24,939
Textron Inc                                                1,233        103,399
Thermo Electron Corp*                                      1,602         62,798
Tyco International Ltd                                    18,034        471,589
Union Pacific Corp                                         2,402        193,001
United Parcel Service Inc                                  9,744        682,567
United Technologies Corp                                   9,081        569,470
Waste Management Inc                                       4,928        168,932
Waters Corp*                                               1,083         46,188
                                                                   ------------
Total Industrial                                                     11,786,002
                                                                   ------------

Technology (10.52%)
Adobe Systems Inc*                                         5,634        182,767
Advanced Micro Devices Inc*                                4,487        112,130
Affiliated Computer Services Inc*                          1,205         61,865
Analog Devices Inc                                         3,480        106,627
Apple Computer Inc*                                        7,568        513,489
Applied Materials Inc                                     14,709        248,288
Autodesk Inc*                                              2,088         72,579
Automatic Data Processing Inc                              5,374        253,653
BMC Software Inc*                                          2,233         59,442
Broadcom Corp*                                             4,253        125,208
CA Inc                                                     4,390        103,472
Citrix Systems Inc*                                        1,744         53,506
Computer Sciences Corp*                                    1,690         80,072
Compuware Corp*                                            3,895         29,602
Dell Inc*                                                 20,535        463,064
Electronic Arts Inc*                                       2,829        144,194
Electronic Data Systems Corp                               4,789        114,122
EMC Corp/Massachusetts*                                   21,260        247,679
First Data Corp                                            6,840        293,915
Fiserv Inc*                                                1,768         78,093
Freescale Semiconductor Inc*                               3,839        118,663
Gateway Inc*                                               3,760          7,520
Hewlett-Packard Co                                        25,281        924,273
IMS Health Inc                                             1,733         47,294
Intel Corp                                                52,589      1,027,589
International Business Machines Corp                      14,022      1,135,361
Intuit Inc*                                                3,006         90,841
Kla-Tencor Corp                                            1,959         86,020
Lexmark International Inc*                                 1,056         59,210
Linear Technology Corp                                     2,817         95,806
LSI Logic Corp*                                            3,860         31,073
Maxim Integrated Products Inc                              3,002         87,358
Micron Technology Inc*                                     6,262        108,207
Microsoft Corp                                            79,482      2,041,893
National Semiconductor Corp                                3,203         77,801
NCR Corp*                                                  1,875         65,231
Network Appliance Inc*                                     3,359        115,012
Novell Inc*                                                3,782         25,226
Novellus Systems Inc*                                      1,406         39,256
Nvidia Corp*                                               3,048         88,727
Oracle Corp*                                              33,652        526,654
Parametric Technology Corp*                                1,082         17,431
Pitney Bowes Inc                                           2,120         92,411
PMC - Sierra Inc*                                          1,841         12,592
QLogic Corp*                                               1,486         27,313
SanDisk Corp*                                              1,700        100,164
Sun Microsystems Inc*                                     31,638        157,874
Teradyne Inc*                                              2,030         28,501
Texas Instruments Inc                                     14,283        465,483
Unisys Corp*                                               3,371         18,035
Xerox Corp*                                                8,356        123,752
Xilinx Inc                                                 3,304         75,563
                                                                   ------------
Total Technology                                                     11,261,901
                                                                   ------------

Utilities (3.55%)
AES Corp/The*                                              6,111        129,798
Allegheny Energy Inc*                                      1,381         57,643
Ameren Corp                                                1,912        102,388
American Electric Power Co Inc                             3,669        133,845
Centerpoint Energy Inc                                     2,697         38,972
CMS Energy Corp*                                           2,062         30,188
Consolidated Edison Inc                                    2,227        102,887
Constellation Energy Group Inc                             1,672        100,470
Dominion Resources Inc/VA                                  3,130        250,056
DTE Energy Co                                              1,568         65,448
Duke Energy Corp                                          11,082        332,460
Dynegy Inc*                                                3,790         23,498
Edison International                                       2,978        129,960
Entergy Corp                                               1,978        153,592
Exelon Corp                                                5,994        365,514
FirstEnergy Corp                                           2,918        166,501
FPL Group Inc                                              3,678        163,487
KeySpan Corp                                               1,600         65,600
Nicor Inc                                                    460         20,084
NiSource Inc                                               2,493         52,777
Peoples Energy Corp                                          383         16,232
PG&E Corp                                                  3,092        129,648
Pinnacle West Capital Corp                                   969         44,516
PPL Corp                                                   3,632        127,011
Progress Energy Inc                                        2,285        101,294
Public Service Enterprise Group Inc                        2,191        153,414
Sempra Energy                                              2,396        119,129
Southern Co/The                                            6,912        236,874
TECO Energy Inc                                            1,982         31,256
TXU Corp                                                   4,180        276,759
Xcel Energy Inc                                            3,728         77,542
                                                                   ------------
Total Utilities                                                       3,798,843
                                                                   ------------

Total Common Stock (Cost $78,264,050)                               106,626,558
                                                                   ------------

Short Term Investments (0.19%)

Par Value
---------
$ 100,000     United States Treasury Bill 09/14/2006                     99,816
  100,000     United States Treasury Bill 11/16/2006 (b)                 98,981
                                                                   ------------

Total Short-Term Investments (Cost $198,772)                            198,797
                                                                   ------------

Total Investments (Cost $78,462,822) (a) (99.76%)                   106,825,355
Other Net Assets (0.24%)                                                261,165
                                                                   ------------
Net Assets (100.00%)                                               $107,086,520
                                                                   ============

* Non-Income Producing Security

(a) Aggregate cost for federal income tax purposes is $78,889,525. At August 31, 2006, unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:

Unrealized appreciation                                            $ 36,240,071
Unrealized depreciation                                              (8,304,241)
                                                                   ------------
Net unrealized appreciation                                        $ 27,935,830
                                                                   ============

(b) At August 31, 2006, certain United States Treasury Bills with a market value of $98,981 were pledged to cover margin requirements for futures contracts.

(c) Futures contracts at August 31, 2006: Contracts - $250 times premium/delivery month/commitment)

S&P 500 Index:                                          Unrealized Appreciation
1/Sept 06/Long                                                     $      6,175
                                                                   ============

--------------------------------------------------------------------------------
S&P MIDCAP INDEX FUND        PORTFOLIO OF INVESTMENTS                  8/31/2006
--------------------------------------------------------------------------------
                                                                      VALUE
COMPANY                                                  SHARES      (NOTE 1)
--------------------------------------------------------------------------------
Common Stock (99.28%)
Basic Materials (3.57%)
Airgas Inc                                                10,848   $    388,575
Albemarle Corp                                             6,186        339,611
Cabot Corp                                                10,235        340,109
Cytec Industries Inc                                       6,464        344,854
Ferro Corp                                                 6,436        109,927
FMC Corp                                                   6,234        381,022
Glatfelter                                                 7,014        100,651
Lubrizol Corp                                             10,801        469,735
Lyondell Chemical Co                                      33,054        858,743
Minerals Technologies Inc                                  3,079        160,077
Olin Corp                                                 11,342        170,470
Potlatch Corp                                              6,163        236,105
Rayonier Inc                                              12,296        485,692
Reliance Steel & Aluminum Co                              10,000        327,700
RPM International Inc                                     18,683        351,427
Sensient Technologies Corp                                 7,564        152,188
Steel Dynamics Inc                                         6,991        369,055
Valspar Corp                                              16,048        426,878
                                                                   ------------
Total Basic Materials                                                 6,012,819
                                                                   ------------

Communications (4.65%)
3Com Corp*                                                61,772        273,650
Adtran Inc                                                10,717        266,532
Avocent Corp*                                              7,775        235,038
Belo Corp                                                 14,813        241,452
Catalina Marketing Corp                                    6,181        177,086
Checkfree Corp*                                           14,694        526,045
Cincinnati Bell Inc*                                      39,100        197,455
CommScope Inc*                                             9,175        268,002
Emmis Communications Corp*                                 5,627         68,818
Entercom Communications Corp                               5,443        138,307
F5 Networks Inc*                                           6,301        315,617
Harris Corp                                               21,574        947,530
Harte-Hanks Inc                                            8,984        238,076
Lee Enterprises Inc                                        7,207        178,445
McAfee Inc*                                               26,635        606,213
Media General Inc                                          3,793        149,141
Newport Corp*                                              5,975        105,339
Plantronics Inc                                            7,361        131,909
Polycom Inc*                                              13,723        326,470
Powerwave Technologies Inc*                               17,848        135,288
Reader's Digest Association Inc/The                       15,639        200,336
RF Micro Devices Inc*                                     30,036        198,838
RSA Security Inc*                                         11,487        319,913
Scholastic Corp*                                           5,526        166,112
Telephone & Data Systems Inc                              16,593        703,709
Washington Post Co/The                                       935        717,865
Westwood One Inc                                             373          2,733
                                                                   ------------
Total Communications                                                  7,835,919
                                                                   ------------

Consumer, Cyclical (13.36%)
99 Cents Only Stores*                                      7,381         83,848
Abercrombie & Fitch Co                                    13,975        901,807
Advance Auto Parts Inc                                    17,448        525,534
Aeropostale Inc*                                           8,752        222,301
Airtran Holdings Inc*                                     14,141        161,914
Alaska Air Group Inc*                                      6,245        236,498
American Eagle Outfitters                                 20,906        807,599
AnnTaylor Stores Corp*                                    11,487        457,183
Applebees International Inc                               12,164        252,403
ArvinMeritor Inc                                          11,108        164,954

                 See accompanying notes to financial statements

--------------------------------------------------------------------------------
S&P MIDCAP INDEX FUND        PORTFOLIO OF INVESTMENTS (CONTINUED)      8/31/2006
--------------------------------------------------------------------------------
                                                                      VALUE
COMPANY                                                  SHARES      (NOTE 1)
--------------------------------------------------------------------------------
Bandag Inc                                                 1,801   $     68,546
Barnes & Noble Inc                                         8,363        304,079
BJ's Wholesale Club Inc*                                  10,926        287,900
Bob Evans Farms Inc                                        5,816        164,825
Borders Group Inc                                         10,565        202,108
BorgWarner Inc                                             9,227        523,263
Boyd Gaming Corp                                           6,937        250,842
Brinker International Inc                                 13,642        524,808
Callaway Golf Co                                          10,626        142,495
Carmax Inc*                                               16,938        638,393
CBRL Group Inc                                             4,929        186,513
CDW Corp                                                   9,976        581,601
Cheesecake Factory/The*                                   12,471        310,403
Chico's FAS Inc*                                          29,196        538,374
Claire's Stores Inc                                       16,050        438,647
Copart Inc*                                               11,034        309,724
Dollar Tree Stores Inc*                                   16,845        484,799
Fastenal Co                                               19,938        731,326
Foot Locker Inc                                           24,793        597,511
Furniture Brands International Inc                         7,964        152,511
GameStop Corp*                                             9,100        397,488
Herman Miller Inc                                         10,988        310,301
HNI Corp                                                   8,207        327,459
Hovnanian Enterprises Inc*                                 5,759        152,671
Ingram Micro Inc*                                         18,400        331,200
International Speedway Corp                                5,433        262,957
JetBlue Airways Corp*                                     24,346        249,303
Lear Corp                                                 10,672        217,068
Macrovision Corp*                                          8,061        187,660
MDC Holdings Inc                                           5,200        222,508
Michaels Stores Inc                                       21,523        926,565
Modine Manufacturing Co                                    5,317        123,833
Mohawk Industries Inc*                                     8,387        594,471
MSC Industrial Direct Co                                   8,600        338,496
O'Reilly Automotive Inc*                                  18,098        537,330
OSI Restaurant Partners Inc                               10,575        327,508
Pacific Sunwear Of California*                            11,738        156,820
Payless Shoesource Inc*                                   10,916        256,089
PetSmart Inc                                              22,289        559,454
Pier 1 Imports Inc                                        13,956         89,179
Polo Ralph Lauren Corp                                     9,800        578,102
Regis Corp                                                 7,209        264,498
Ross Stores Inc                                           23,324        571,205
Ruby Tuesday Inc                                           9,222        238,112
Ryland Group Inc                                           7,433        317,166
Saks Inc                                                  21,865        315,512
Scientific Games Corp*                                    10,500        305,235
Tech Data Corp*                                            9,152        319,313
Thor Industries Inc                                        5,515        232,623
Timberland Co*                                             8,882        252,338
Toll Brothers Inc*                                        18,742        495,164
Urban Outfitters Inc*                                     17,524        274,952
Williams-Sonoma Inc                                       18,564        546,894
                                                                   ------------
Total Consumer, Cyclical                                             22,532,183
                                                                   ------------

Consumer, Non-Cyclical (16.10%)
Adesa Inc                                                 14,253        314,849
Advanced Medical Optics Inc*                              10,544        507,694
Alliance Data Systems Corp*                               10,716        541,587
American Greetings Corp                                   10,349        253,757
Apria Healthcare Group Inc*                                6,872        140,120
Banta Corp                                                 3,940        185,377
Beckman Coulter Inc                                       10,187        557,942
Blyth Inc                                                  4,097         88,004
Career Education Corp*                                    15,878        304,064
Cephalon Inc*                                              9,705        553,379
Charles River Laboratories International Inc*             11,519        468,132
ChoicePoint Inc*                                          14,210        513,692
Church & Dwight Co Inc                                    10,209        393,047
Community Health Systems Inc*                             15,698        608,454
Corinthian Colleges Inc*                                  13,615        165,014
Corporate Executive Board Co                               6,318        553,710
Covance Inc*                                              10,120        636,244
Cytyc Corp*                                               18,618        444,784
Deluxe Corp                                                8,036        144,005
Dentsply International Inc                                25,278        823,557
DeVry Inc*                                                 9,001        201,172
Edwards Lifesciences Corp*                                 9,539        445,376
Gartner Inc*                                               8,831        137,675
Gen-Probe Inc*                                             8,275        402,248
Health Net Inc*                                           18,559        775,952
Henry Schein Inc*                                         14,092        702,768
Hillenbrand Industries Inc                                 9,917        565,963
Hormel Foods Corp                                         11,548        423,234
Intuitive Surgical Inc*                                    5,651        533,454
Invitrogen Corp*                                           8,540        519,659
ITT Educational Services Inc*                              5,992        396,011
JM Smucker Co/The                                          9,268        450,703
Kelly Services Inc                                         3,006         82,094
Korn/Ferry International*                                  6,830        139,469
Laureate Education Inc*                                    7,897        379,214
LifePoint Hospitals Inc*                                   9,093        309,617
Lincare Holdings Inc*                                     15,456        572,336
Manpower Inc                                              14,187        838,594
Martek Biosciences Corp*                                   5,056        152,034
Medicis Pharmaceutical Corp                                8,600        251,894
Millennium Pharmaceuticals Inc*                           25,316        274,932
MPS Group Inc*                                            16,086        226,169
Navigant Consulting Inc*                                   7,700        151,613
Omnicare Inc                                              19,330        875,842
Par Pharmaceutical Cos Inc*                                5,482         98,402
PDL BioPharma Inc*                                        17,908        352,788
PepsiAmericas Inc                                          9,593        220,543
Perrigo Co                                                13,259        214,000
Pharmaceutical Product Development Inc                    16,000        609,920
Quanta Services Inc*                                      19,028        337,366
Rent-A-Center Inc*                                        10,943        296,555
Rollins Inc                                                4,584         97,364
Ruddick Corp                                               5,308        136,893
Scotts Miracle-Gro Co/The                                  7,160        307,307
Sepracor Inc*                                             17,138        805,657
Smithfield Foods Inc*                                     15,960        479,279
Sotheby's                                                  7,243        201,355
STERIS Corp                                               10,796        256,729
Techne Corp*                                               6,354        323,419
Tootsie Roll Industries Inc                                4,009        116,301
Triad Hospitals Inc*                                      13,692        603,270
Tupperware Brands Corp                                     8,657        155,913
United Rentals Inc*                                       10,643        230,527
Universal Corp/Richmond VA                                 4,144        160,083
Universal Health Services Inc                              8,652        489,876
Valassis Communications Inc*                               7,692        151,686
Valeant Pharmaceuticals International                     14,717        289,336
Varian Medical Systems Inc*                               21,339      1,137,369
VCA Antech Inc*                                           13,129        465,029
Vertex Pharmaceuticals Inc*                               17,686        609,282
                                                                   ------------
Total Consumer, Non-Cyclical                                         27,151,684
                                                                   ------------

Diversified (0.40%)
Leucadia National Corp                                    26,170        673,354
                                                                   ------------
Total Diversified                                                       673,354
                                                                   ------------

Energy (11.50%)
Arch Coal Inc                                             22,720        744,080
Cameron International Corp*                               18,712        896,492
Denbury Resources Inc*                                    18,632        577,778
ENSCO International Inc                                   24,491      1,094,503
Equitable Resources Inc                                   19,316        711,988
FMC Technologies Inc*                                     10,960        644,667
Forest Oil Corp*                                           8,659        293,280
Grant Prideco Inc*                                        21,038        873,708
Hanover Compressor Co*                                    14,781        278,178
Helmerich & Payne Inc                                     16,828        412,791
National Fuel Gas Co                                      13,402        511,554
Newfield Exploration Co*                                  20,736        896,625
Noble Energy Inc                                          28,118      1,389,592
Oneok Inc                                                 18,934        724,604
Patterson-UTI Energy Inc                                  27,904        764,570
Peabody Energy Corp                                       39,200      1,727,544
Pioneer Natural Resources Co                              20,730        864,648
Plains Exploration & Production Co*                       12,468        548,717
Pogo Producing Co                                          9,542        423,760
Pride International Inc*                                  26,080        676,254
Questar Corp                                              13,708      1,186,290
Quicksilver Resources Inc*                                10,600        398,772
Smith International Inc                                   32,120      1,348,076
Southwestern Energy Co*                                   27,000        927,450
Tidewater Inc                                              9,797        466,437
                                                                   ------------
Total Energy                                                         19,382,358
                                                                   ------------

Financial (17.38%)
AG Edwards Inc                                            12,208        644,827
AMB Property Corp                                         14,092        786,756
American Financial Group Inc/OH                            7,455        348,298
AmeriCredit Corp*                                         20,793        488,428
AmerUs Group Co                                            6,117        414,733
Arthur J Gallagher & Co                                   15,122        405,270
Associated Banc-Corp                                      21,923        691,451
Astoria Financial Corp                                    13,782        423,107
Bank of Hawaii Corp                                        8,321        406,231
Brown & Brown Inc                                         17,664        528,860
Cathay General Bancorp                                     8,000        298,320
City National Corp/Beverly Hills CA                        6,750        444,150
Colonial BancGroup Inc/The                                24,837        608,258
Cullen/Frost Bankers Inc                                   7,658        451,516
Developers Diversified Realty Corp                        17,376        940,042
Eaton Vance Corp                                          20,682        549,934
Everest Re Group Ltd                                      10,420        979,272
Fidelity National Financial Inc                           27,701      1,114,411
First American Corp                                       15,183        616,733
First Niagara Financial Group Inc                         17,934        268,293
FirstMerit Corp                                           12,623        290,455
Greater Bay Bancorp                                        8,051        229,212
Hanover Insurance Group Inc/The                            8,107        360,762
HCC Insurance Holdings Inc                                17,892        581,311
Highwoods Properties Inc                                   8,559        323,017
Horace Mann Educators Corp                                 6,562        120,478
Hospitality Properties Trust                              11,361        526,242
IndyMac Bancorp Inc                                       10,227        399,876
Investors Financial Services Corp                         10,581        490,535
Jefferies Group Inc                                       16,328        406,894
Liberty Property Trust                                    14,028        671,520
Longview Fibre Co                                         10,958        228,365
Macerich Co/The                                           11,541        861,651
Mack-Cali Realty Corp                                      9,777        519,648
Mercantile Bankshares Corp                                19,871        733,836
Mercury General Corp                                       5,600        281,512
New Plan Excel Realty Trust                               16,555        456,752
New York Community Bancorp Inc                            42,234        693,060
Ohio Casualty Corp                                        10,269        266,481
Old Republic International Corp                           36,995        773,196
PMI Group Inc/The                                         14,214        614,613
Protective Life Corp                                      11,018        507,159
Radian Group Inc                                          13,370        800,596
Raymond James Financial Inc                               14,010        388,357
Regency Centers Corp                                      10,959        737,212
Stancorp Financial Group Inc                               8,834        411,399
SVB Financial Group*                                       5,620        253,968
TCF Financial Corp                                        18,028        469,990
Texas Regional Bancshares Inc                              7,232        276,769

                 See accompanying notes to financial statements

--------------------------------------------------------------------------------
S&P MIDCAP INDEX FUND        PORTFOLIO OF INVESTMENTS (CONTINUED)      8/31/2006
--------------------------------------------------------------------------------
                                                                      VALUE
COMPANY                                                  SHARES      (NOTE 1)
--------------------------------------------------------------------------------
United Dominion Realty Trust Inc                          21,659   $    660,816
Unitrin Inc                                                7,251        318,174
Waddell & Reed Financial Inc                              13,504        313,563
Washington Federal Inc                                    13,798        306,592
Webster Financial Corp                                     8,567        404,705
Weingarten Realty Investors                               12,787        542,425
Westamerica Bancorporation                                 5,020        240,107
Wilmington Trust Corp                                     10,806        476,004
WR Berkley Corp                                           27,269        954,411
                                                                   ------------
Total Financial                                                      29,300,553
                                                                   ------------

Industrial (14.96%)
AGCO Corp*                                                14,348        356,548
Alexander & Baldwin Inc                                    6,922        303,599
Alliant Techsystems Inc*                                   5,872        449,149
Ametek Inc                                                11,160        478,541
Amphenol Corp                                             14,176        814,695
Arrow Electronics Inc*                                    19,483        543,576
Avnet Inc*                                                23,598        461,577
Brink's Co/The                                             7,813        445,107
Carlisle Cos Inc                                           4,658        398,259
CH Robinson Worldwide Inc                                 27,302      1,250,978
Commercial Metals Co                                      18,700        403,733
Con-way Inc                                                7,752        370,933
Crane Co                                                   7,909        316,202
Donaldson Co Inc                                          10,828        361,439
DRS Technologies Inc                                       6,400        264,768
Dycom Industries Inc*                                      6,201        125,570
Energizer Holdings Inc*                                   10,089        674,551
Expeditors International Washington Inc                   29,288      1,167,713
Federal Signal Corp                                        7,404        115,576
Florida Rock Industries Inc                                7,500        278,925
Flowserve Corp*                                            9,093        465,016
GATX Corp                                                  8,018        297,548
Gentex Corp                                               24,670        357,222
Graco Inc                                                 10,849        410,092
Granite Construction Inc                                   5,096        273,400
Harsco Corp                                                6,627        527,244
Hubbell Inc                                                9,623        447,470
Jacobs Engineering Group Inc*                              9,432        821,433
JB Hunt Transport Services Inc                            19,652        386,162
Joy Global Inc                                            19,850        864,269
Kemet Corp*                                               13,751        113,171
Kennametal Inc                                             6,327        333,686
Lancaster Colony Corp                                      3,989        176,074
Lincoln Electric Holdings Inc                              6,800        374,204
Martin Marietta Materials Inc                              7,376        607,487
Mine Safety Appliances Co                                  4,100        145,345
National Instruments Corp                                  8,825        244,982
Nordson Corp                                               5,352        214,294
Overseas Shipholding Group                                 4,784        319,093
Packaging Corp of America                                  9,625        222,723
Pentair Inc                                               16,395        490,211
Plexus Corp*                                               7,012        138,978
Precision Castparts Corp                                  21,424      1,252,019
Republic Services Inc                                     19,503        756,326
Roper Industries Inc                                      13,800        640,044
Sequa Corp*                                                  959         88,036
Sonoco Products Co                                        15,751        527,343
SPX Corp                                                   9,673        510,734
Stericycle Inc*                                            7,030        468,831
Swift Transportation Co Inc*                               8,557        198,437
Tecumseh Products Co*                                      2,574         38,224
Teleflex Inc                                               6,512        363,435
Thomas & Betts Corp*                                       8,439        381,105
Timken Co                                                 13,500        432,540
Trinity Industries Inc                                    11,186        373,165
Varian Inc*                                                4,971        232,046
Vishay Intertechnology Inc*                               29,221        409,386
Werner Enterprises Inc                                     7,985        147,962
Worthington Industries Inc                                11,493        219,631
Zebra Technologies Corp*                                  11,184        378,464
                                                                   ------------
Total Industrial                                                     25,229,271
                                                                   ------------

Technology (10.47%)
Activision Inc*                                           44,562        574,850
Acxiom Corp                                               12,466        302,799
Advent Software Inc*                                       2,409         78,895
Atmel Corp*                                               68,592        395,776
BISYS Group Inc/The*                                      19,125        196,796
Cabot Microelectronics Corp*                               3,853        121,138
Cadence Design Systems Inc*                               45,661        750,210
Ceridian Corp*                                            23,086        551,063
Cognizant Technology Solutions Corp*                      22,049      1,541,446
Credence Systems Corp*                                    15,279         38,656
Cree Inc*                                                 12,081        224,948
CSG Systems International Inc*                             7,566        203,677
Cypress Semiconductor Corp*                               21,479        335,932
Diebold Inc                                               11,158        467,632
DST Systems Inc*                                          10,168        600,217
Dun & Bradstreet Corp*                                    10,757        756,325
Fair Isaac Corp                                           10,398        364,034
Fairchild Semiconductor International Inc*                19,560        352,667
Fidelity National Information Services Inc                14,861        544,507
Imation Corp                                               5,529        219,114
Integrated Device Technology Inc*                         16,677        287,345
International Rectifier Corp*                             11,255        397,302
Intersil Corp                                             22,884        580,109
Jack Henry & Associates Inc                               12,101        231,855
Lam Research Corp*                                        22,554        965,086
Lattice Semiconductor Corp*                               17,999        131,753
McData Corp*                                              23,849        102,312
MEMC Electronic Materials Inc*                            26,600      1,028,888
Mentor Graphics Corp*                                     12,132        175,914
Micrel Inc*                                               10,145        101,653
Microchip Technology Inc                                  34,396      1,174,967
MoneyGram International Inc                               13,535        424,999
Palm Inc*                                                 14,600        212,576
Reynolds & Reynolds Co/The                                 7,900        303,044
SEI Investments Co                                        10,111        516,065
Semtech Corp*                                             11,712        153,076
Silicon Laboratories Inc*                                  7,136        251,687
SRA International Inc*                                     5,900        165,259
Sybase Inc*                                               14,271        329,232
Synopsys Inc*                                             22,875        433,710
Transaction Systems Architects Inc*                        5,905        195,869
Triquint Semiconductor Inc*                               21,558        106,281
Western Digital Corp*                                     35,367        647,216
Wind River Systems Inc*                                   11,457        116,516
                                                                   ------------
Total Technology                                                     17,653,396
                                                                   ------------

Utilities (6.89%)
AGL Resources Inc                                         12,346        449,271
Alliant Energy Corp                                       18,932        692,722
Aqua America Inc                                          20,421        483,773
Aquila Inc*                                               59,270        271,457
Black Hills Corp                                           5,271        183,484
DPL Inc                                                   20,280        563,784
Duquesne Light Holdings Inc                               12,335        242,876
Energy East Corp                                          23,442        568,469
Great Plains Energy Inc                                   12,668        386,627
Hawaiian Electric Industries Inc                          12,809        351,223
Idacorp Inc                                                6,734        258,720
MDU Resources Group Inc                                   29,021        711,015
Northeast Utilities                                       24,762        564,821
NSTAR                                                     16,986        559,349
OGE Energy Corp                                           14,400        536,256
Pepco Holdings Inc                                        30,596        776,832
PNM Resources Inc                                         11,082        317,721
Puget Energy Inc                                          18,287        413,835
SCANA Corp                                                18,441        762,535
Sierra Pacific Resources*                                 31,819        469,330
Vectren Corp                                              12,115        333,889
Westar Energy Inc                                         13,785        336,216
WGL Holdings Inc                                           7,705        239,394
Wisconsin Energy Corp                                     18,852        810,636
WPS Resources Corp                                         6,354        326,470
                                                                   ------------
Total Utilities                                                      11,610,705
                                                                   ------------

Total Common Stock (Cost $127,491,870)                              167,382,242
                                                                   ------------

Short-Term Investments (0.83%)
Par Value
---------
$ 1,300,000     United States Treasury Bill 09/14/2006                1,297,606
    100,000     United States Treasury Bill 11/16/2006 (b)               98,981
                                                                   ------------
Total Short-Term Investments (Cost $1,396,565)                        1,396,587
                                                                   ------------

Total Investments (Cost $128,888,435) (a) (100.10%)                $168,778,829
Other Net Liabilities (-0.10%)                                         (174,388)
                                                                   ------------
Net Assets(100.00%)                                                $168,604,441
                                                                   ============

* Non-Income Producing Security

(a) Aggregate cost for federal income tax purposes is $128,888,435. At August 31, 2006, unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:

Unrealized appreciation                                            $ 48,918,523
Unrealized depreciation                                              (9,028,129)
                                                                   ------------
Net unrealized appreciation                                        $ 39,890,394
                                                                   ============

(b) At August 31, 2006, certain United States Treasury Bills with a market value of $98,981 were pledged to cover margin requirements for futures contracts.

c) Futures contracts at August 31, 2006: Contracts - $100 times premium/delivery month/commitment)

S&P MidCap Mini:                                        Unrealized Appreciation
20/Sept. 06/Long                                                   $     16,900
                                                                   ============

                 See accompanying notes to financial statements

--------------------------------------------------------------------------------
S&P SMALLCAP INDEX FUND          PORTFOLIO OF INVESTMENTS              8/31/2006
--------------------------------------------------------------------------------
                                                                      VALUE
COMPANY                                                  SHARES      (NOTE 1)
--------------------------------------------------------------------------------
Common Stock (92.73%)
Basic Materials (3.36%)
AMCOL International Corp                                    1,466   $    34,041
Arch Chemicals Inc                                          1,194        33,122
Brush Engineered Materials Inc*                               769        20,548
Buckeye Technologies Inc*                                   1,716        13,951
Caraustar Industries Inc*                                   1,296         9,811
Carpenter Technology Corp                                   1,224       117,308
Century Aluminum Co*                                        1,151        39,951
Chaparral Steel Co*                                         1,286        91,846
Cleveland-Cliffs Inc                                        2,592        94,530
Deltic Timber Corp                                            590        27,984
Georgia Gulf Corp                                           1,993        52,894
HB Fuller Co                                                3,324        63,921
MacDermid Inc                                               1,555        44,551
Material Sciences Corp*                                       683         6,509
Neenah Paper Inc                                              750        25,178
OM Group Inc*                                               1,455        58,200
Omnova Solutions Inc*                                       1,854        10,419
Penford Corp                                                  400         6,256
PolyOne Corp*                                               5,408        46,887
Pope & Talbot Inc*                                            726         3,993
Quaker Chemical Corp                                          439         8,297
Rock-Tenn Co                                                1,817        35,104
RTI International Metals Inc*                               1,366        59,243
Ryerson Inc                                                 1,452        30,753
Schulman A Inc                                              1,547        36,494
Schweitzer-Mauduit International Inc                          770        14,630
Steel Technologies Inc                                        654        14,545
Tronox Inc                                                  2,300        29,670
Wausau Paper Corp                                           2,594        35,304
Wellman Inc                                                 1,480         5,313
                                                                    -----------
Total Basic Materials                                                 1,071,253
                                                                    -----------

Communications (3.38%)
4Kids Entertainment Inc*                                      613         9,410
Adaptec Inc*                                                5,637        23,224
Advo Inc                                                    1,857        53,092
Aeroflex Inc*                                               3,808        39,679
Anixter International Inc                                   1,885       102,714
Applied Signal Technology Inc                                 560         8,232
Black Box Corp                                                903        34,802
Blue Coat Systems Inc*                                        700        11,907
C-COR Inc*                                                  2,207        17,546
Commonwealth Telephone Enterprises Inc                      1,151        40,584
Comtech Telecommunications Corp*                            1,000        32,730
Digital Insight Corp*                                       1,774        46,142
Ditech Networks Inc*                                        1,700        14,977
General Communication Inc*                                  2,942        37,393
Harmonic Inc*                                               3,354        20,828
Infospace Inc*                                              1,400        31,122
Internet Security Systems*                                  1,984        54,877
inVentiv Health Inc*                                        1,600        49,808
j2 Global Communications Inc*                               2,976        74,787
MIVA Inc*                                                   1,508         3,906
Napster Inc*                                                1,603         5,370
Netgear Inc*                                                1,900        37,373
Network Equipment Technologies Inc*                         1,066         3,891
Novatel Wireless Inc*                                       1,500        16,725
PC-Tel Inc*                                                   942         9,919
Radio One Inc*                                              4,400        27,016
Secure Computing Corp*                                      3,100        19,685
Stamps.com Inc*                                             1,100        20,944
Symmetricom Inc*                                            2,100        15,666
Tollgrade Communications Inc*                                 630         5,765
United Online Inc                                           3,500        40,145
Viasat Inc*                                                 1,352        36,572
WebEx Communications Inc*                                   2,060        73,542
Websense Inc*                                               2,754        56,924
                                                                    -----------
Total Communications                                                  1,077,297
                                                                    -----------

Consumer, Cyclical (14.95%)
Angelica Corp                                                 425         7,489
Arctic Cat Inc                                              1,013        16,846
Ashworth Inc*                                                 600         4,170
ASV Inc*                                                      900        13,833
Audiovox Corp*                                              1,050        15,551
Aztar Corp*                                                 2,072       108,718
Bally Total Fitness Holding Corp*                           1,577         4,731
Bassett Furniture Industries Inc                              556         9,608
Bell Microproducts Inc*                                     1,276         6,227
Brightpoint Inc*                                            2,880        47,923
Brown Shoe Co Inc                                           1,397        44,634
Building Material Holding Corp                              1,680        43,882
Casey's General Stores Inc                                  2,965        70,093
Cash America International Inc                              1,744        64,301
Cato Corp/The                                               1,862        43,254
CEC Entertainment Inc*                                      1,917        61,114
Champion Enterprises Inc*                                   4,414        30,103
Childrens Place Retail Stores Inc/The*                      1,278        74,086
Christopher & Banks Corp                                    1,875        45,656
Coachmen Industries Inc                                       746         7,467
Cost Plus Inc*                                              1,125        11,453
Deckers Outdoor Corp*                                         600        24,606
Dress Barn Inc*                                             2,616        46,172
Ethan Allen Interiors Inc                                   1,913        64,564
Finish Line                                                 2,500        27,825
Fleetwood Enterprises Inc*                                  3,730        26,222
Fred's Inc                                                  2,010        26,351
Frontier Airlines Holdings Inc*                             1,612        11,187
G&K Services Inc                                            1,071        35,536
Genesco Inc*                                                1,318        36,219
Group I Automotive Inc                                      1,153        52,231
Guitar Center Inc*                                          1,549        58,707
Gymboree Corp*                                              1,569        52,640
Hancock Fabrics Inc /DE                                       863         2,563
Haverty Furniture Cos Inc                                   1,157        16,256
Hibbett Sporting Goods Inc*                                 2,104        51,611
HOT Topic Inc*                                              2,397        23,682
Ihop Corp                                                   1,098        51,266
Insight Enterprises Inc*                                    2,482        44,701
Interface Inc*                                              2,381        30,263
Jack in the Box Inc*                                        1,872        89,819
Jakks Pacific Inc*                                          1,604        26,209
Jo-Ann Stores Inc*                                          1,070        15,847
JOS A Bank Clothiers Inc*                                     750        17,948
K2 Inc*                                                     2,726        31,758
Kellwood Co                                                 1,393        38,182
K-Swiss Inc                                                 1,313        36,121
Landry's Restaurants Inc                                      826        22,591
La-Z-Boy Inc                                                2,673        37,288
Lenox Group Inc*                                              632         3,590
Libbey Inc                                                    640         5,421
LKQ Corp*                                                   2,600        54,002
Lone Star Steakhouse & Saloon Inc                           1,092        29,790
Longs Drug Stores Corp                                      1,414        64,238
M/I Homes Inc                                                 700        22,652
Marcus Corp                                                 1,435        29,518
MarineMax Inc*                                                800        18,184
Men's Wearhouse Inc                                         3,043       107,874
Meritage Homes Corp*                                        1,350        55,283
Mesa Air Group Inc*                                         1,462        11,550
Mobile Mini Inc*                                            1,728        46,518
Monaco Coach Corp                                           1,505        15,893
Multimedia Games Inc*                                       1,431        13,709
National Presto Industries Inc                                327        17,789
Nautilus Inc                                                1,674        20,724
NVR Inc*                                                      240       123,276
O'Charleys Inc*                                               966        17,861
Owens & Minor Inc                                           2,315        74,474
Oxford Industries Inc                                         832        34,179
Panera Bread Co*                                            1,847        95,859
Papa John's International Inc*                              1,264        42,976
PEP Boys-Manny Moe & Jack                                   3,075        39,483
PF Chang's China Bistro Inc*                                1,512        53,298
Phillips-Van Heusen                                         2,578        99,614
Pinnacle Entertainment Inc*                                 2,726        70,276
Polaris Industries Inc                                      2,404        91,592
Pool Corp                                                   3,036       115,581
Quiksilver Inc*                                             6,824        95,536
Rare Hospitality International Inc*                         1,744        49,948
Red Robin Gourmet Burgers Inc*                                800        33,768
Ryan's Restaurant Group Inc*                                2,086        32,875
Scansource Inc*                                             1,286        39,917
School Specialty Inc*                                       1,375        49,129
Select Comfort Corp*                                        2,800        55,580
Shuffle Master Inc*                                         1,755        48,842
Skechers U.S.A. Inc*                                        1,400        31,696
Skyline Corp                                                  400        15,604
Skywest Inc                                                 3,379        81,670
Sonic Automotive Inc                                        1,573        33,269
Sonic Corp*                                                 5,169       113,356
Stage Stores Inc                                            1,338        35,270
Standard Motor Products Inc                                   916        10,149
Standard-Pacific Corp                                       3,990        95,481
Steak N Shake Co/The*                                       1,277        20,521
Stein Mart Inc                                              1,360        16,170
Stride Rite Corp                                            1,831        25,176
Superior Industries International                           1,200        20,292
Toro Co                                                     2,494        99,785
Tractor Supply Co*                                          1,961        83,499
Triarc Cos Inc                                              3,265        47,538
Tuesday Morning Corp                                        1,500        20,220
Tween Brands Inc*                                           1,767        60,184
Ultimate Electronics Inc*                                     680            --
United Stationers Inc*                                      1,737        79,607
Wabash National Corp                                        1,723        23,760
Watsco Inc                                                  1,366        60,022
Winnebago Industries                                        1,700        49,640
WMS Industries Inc*                                         1,145        30,686
Wolverine World Wide Inc                                    3,060        77,204
World Fuel Services Corp                                    1,600        57,664
Zale Corp*                                                  2,667        71,340
                                                                    -----------
Total Consumer, Cyclical                                              4,770,106
                                                                    -----------

                 See accompanying notes to financial statements

--------------------------------------------------------------------------------
S&P SMALLCAP INDEX FUND      PORTFOLIO OF INVESTMENTS (CONTINUED)      8/31/2006
--------------------------------------------------------------------------------
                                                                      VALUE
COMPANY                                                  SHARES      (NOTE 1)
--------------------------------------------------------------------------------
Consumer, Non-Cyclical (15.99%)
Aaron Rents Inc                                             2,547   $    59,625
ABM Industries Inc                                          2,008        36,124
Administaff Inc                                             1,236        42,704
Alliance One International Inc                              4,676        18,844
Alpharma Inc                                                2,187        45,796
Amedisys Inc*                                                 943        38,163
American Italian Pasta Co*                                    860         6,992
American Medical Systems Holdings Inc*                      4,020        70,591
AMERIGROUP Corp*                                            3,038        95,819
Amsurg Corp*                                                1,551        37,333
Arbitron Inc                                                1,587        59,544
Arqule Inc*                                                 1,302         6,614
Arthrocare Corp*                                            1,479        67,457
Bankrate Inc*                                                 500        14,210
Biolase Technology Inc*                                     1,245         8,142
Biosite Inc*                                                1,003        44,132
Bowne & Co Inc                                              1,795        27,679
Bradley Pharmaceuticals Inc*                                  786        11,641
Cambrex Corp                                                1,239        27,939
CDI Corp                                                      607        12,717
Centene Corp*                                               2,478        38,285
Central Parking Corp                                          968        16,108
Chemed Corp                                                 1,544        60,849
CNS Inc                                                       700        19,740
Coinstar Inc*                                               1,600        42,000
Conmed Corp*                                                1,525        31,247
Connetics Corp*                                             1,800        19,512
Consolidated Graphics Inc*                                    696        43,277
Cooper Cos Inc/The                                          2,576       128,748
Corn Products International Inc                             4,342       149,799
CPI Corp                                                      380        14,983
Cross Country Healthcare Inc*                               1,040        17,077
CryoLife Inc*                                               1,113         6,667
Cyberonics Inc*                                             1,199        19,520
Datascope Corp                                                759        24,994
Delta & Pine Land Co                                        1,965        79,504
DJO Inc*                                                    1,097        42,311
Enzo Biochem Inc*                                           1,519        19,413
Flowers Foods Inc                                           2,891        78,491
Fossil Inc*                                                 2,520        47,426
Genesis HealthCare Corp*                                    1,100        50,094
Gentiva Health Services Inc*                                1,227        22,172
Gevity HR Inc                                               1,500        38,565
Great Atlantic & Pacific Tea Co                               919        21,073
Haemonetics Corp/Mass*                                      1,591        74,109
Hain Celestial Group Inc*                                   1,870        44,039
Hansen Natural Corp*                                        2,800        77,056
Healthcare Services Group                                   1,200        27,228
Healthways Inc*                                             1,971       101,743
Heidrick & Struggles International Inc*                       972        34,564
Hologic Inc*                                                2,592       111,923
Hooper Holmes Inc                                           3,007         9,803
ICU Medical Inc*                                              655        28,827
Idexx Laboratories Inc*                                     1,782       163,962
Immucor Inc*                                                3,940        81,834
Integra LifeSciences Holdings Corp*                           965        37,114
Invacare Corp                                               1,604        37,229
J&J Snack Foods Corp                                          834        26,413
John H Harland Co                                           1,445        53,985
Kendle International Inc*                                     700        18,494
Kensey Nash Corp*                                             574        15,544
Labor Ready Inc*                                            2,823        48,358
Lance Inc                                                   1,352        30,839
LCA-Vision Inc                                              1,173        51,647
Live Nation Inc*                                            4,000        83,920
Matria Healthcare Inc*                                      1,200        32,400
MAXIMUS Inc                                                 1,113        29,628
Mentor Corp                                                 2,255       109,458
Merit Medical Systems Inc*                                  1,295        18,156
MGI Pharma Inc*                                             4,514        68,297
Midas Inc*                                                    700        13,692
Nash Finch Co                                                 581        13,276
NBTY Inc*                                                   2,925        93,191
NCO Group Inc*                                              1,615        42,313
Noven Pharmaceuticals Inc*                                  1,200        29,952
Odyssey HealthCare Inc*                                     1,878        30,123
On Assignment Inc*                                          1,167        11,122
Osteotech Inc*                                                821         3,087
Parexel International Corp*                                 1,339        44,321
Pediatrix Medical Group Inc*                                2,714       124,301
Peet's Coffee & Tea Inc*                                      600        15,126
Performance Food Group Co*                                  1,978        48,679
PharmaNet Development Group Inc*                              739        14,462
Playtex Products Inc*                                       3,200        42,080
PolyMedica Corp                                             1,391        56,461
Possis Medical Inc*                                           932         8,835
Pre-Paid Legal Services Inc                                   540        20,282
Ralcorp Holdings Inc*                                       1,500        74,205
Regeneron Pharmaceuticals Inc*                              2,656        42,177
RehabCare Group Inc*                                          746        10,951
Resmed Inc*                                                 4,170       169,636
Respironics Inc*                                            4,174       154,062
Rewards Network Inc*                                        1,161         5,050
Russ Berrie & Co Inc*                                         958        13,153
Sanderson Farms Inc                                           718        22,445
Savient Pharmaceuticals Inc*                                2,760        17,885
Sciele Pharma Inc*                                          1,600        28,000
Sierra Health Services Inc*                                 2,964       127,156
Spectrum Brands Inc*                                        2,267        18,045
Spherion Corp*                                              3,098        23,142
Standard Register Co/The                                      613         7,865
Startek Inc                                                   740         8,414
Sunrise Senior Living Inc*                                  2,100        61,971
SurModics Inc*                                                809        28,299
Theragenics Corp*                                           1,389         4,320
TreeHouse Foods Inc*                                        1,600        40,800
United Natural Foods Inc*                                   2,400        69,720
United Surgical Partners International Inc*                 2,563        72,328
Universal Technical Institute Inc*                          1,300        23,985
USANA Health Sciences Inc*                                    500        22,380
Vertrue Inc*                                                  521        22,085
Viad Corp                                                   1,109        39,292
Viasys Healthcare Inc*                                      1,879        49,831
Vital Signs Inc                                               295        16,004
Volt Information Sciences Inc*                                431        18,378
Watson Wyatt Worldwide Inc                                  2,252        89,314
WD-40 Co                                                      826        28,700
                                                                    -----------
Total Consumer, Non-Cyclical                                          5,101,387
                                                                    -----------

Energy (7.81%)
Atwood Oceanics Inc*                                        1,422        61,146
Cabot Oil & Gas Corp                                        2,832       144,602
CARBO Ceramics Inc                                          1,024        40,899
Cimarex Energy Co                                           4,823       184,721
Dril-Quip Inc*                                                400        30,716
Frontier Oil Corp                                           6,244       204,179
Headwaters Inc*                                             2,223        49,173
Helix Energy Solutions Group Inc*                           5,126       197,146
Hydril*                                                     1,174        76,838
Input/Output Inc*                                           3,753        37,417
Lone Star Technologies Inc*                                 1,776        80,506
Lufkin Industries Inc                                         900        56,700
Massey Energy Co                                            4,494       113,429
Maverick Tube Corp*                                         2,072       133,167
Oceaneering International Inc*                              3,160       113,665
Penn Virginia Corp                                          1,100        78,089
Petroleum Development Corp*                                 1,015        43,341
SEACOR Holdings Inc*                                        1,251       108,875
St Mary Land & Exploration Co                               3,328       135,782
Stone Energy Corp*                                          1,567        69,214
Swift Energy Co*                                            1,722        75,355
Tetra Technologies Inc*                                     4,034       112,186
Unit Corp*                                                  2,646       139,471
Veritas DGC Inc*                                            2,015       120,034
W-H Energy Services Inc*                                    1,708        86,201
                                                                    -----------
Total Energy                                                          2,492,852
                                                                    -----------

Financial (15.15%)
Acadia Realty Trust                                         1,700        41,888
Anchor Bancorp Wisconsin Inc                                1,149        33,574
Bank Mutual Corp                                            3,500        43,085
BankAtlantic Bancorp Inc                                    2,300        32,361
Bankunited Financial Corp                                   1,838        47,365
Boston Private Financial Holdings Inc                       1,801        44,953
Brookline Bancorp Inc                                       3,628        48,434
Central Pacific Financial Corp                              1,600        57,904
Chittenden Corp                                             2,761        79,655
Colonial Properties Trust                                   2,586       128,214
Community Bank System Inc                                   1,600        34,992
Delphi Financial Group                                      2,421        94,128
Dime Community Bancshares                                   1,914        27,351
Downey Financial Corp                                       1,234        75,755
East West Bancorp Inc                                       3,306       133,893
EastGroup Properties Inc                                    1,200        61,212
Entertainment Properties Trust                              1,484        73,992
Essex Property Trust Inc                                    1,274       159,849
Fidelity Bankshares Inc                                     1,100        41,679
Financial Federal Corp                                      1,588        41,606
First Bancorp/Puerto Rico                                   4,128        37,936
First Commonwealth Financial Corp                           4,000        51,440
First Indiana Corp                                            700        17,115
First Midwest Bancorp Inc/IL                                2,689       100,434
First Republic Bank/San Francisco CA                        1,219        51,954
FirstFed Financial Corp*                                      870        44,248
Flagstar Bancorp Inc                                        1,822        26,492
Franklin Bank Corp/Houston TX*                              1,200        23,856
Fremont General Corp                                        3,856        55,064
Glacier Bancorp Inc                                         1,600        51,968
Glenborough Realty Trust Inc                                1,638        42,277
Hanmi Financial Corp                                        2,300        44,896
Harbor Florida Bancshares Inc                               1,100        48,719
Hilb Rogal & Hobbs Co                                       1,850        80,050
Independent Bank Corp/MI                                    1,155        28,991
Infinity Property & Casualty Corp                           1,100        41,745
Investment Technology Group Inc*                            2,351       108,640
Irwin Financial Corp                                          950        18,088
Kilroy Realty Corp                                          1,657       131,019
LaBranche & Co Inc*                                         3,500        29,050
LandAmerica Financial Group Inc                               971        61,406

--------------------------------------------------------------------------------
S&P SMALLCAP INDEX FUND      PORTFOLIO OF INVESTMENTS (CONTINUED)      8/31/2006
--------------------------------------------------------------------------------
                                                                      VALUE
COMPANY                                                  SHARES      (NOTE 1)
--------------------------------------------------------------------------------
Lexington Corporate Properties Trust                        3,070   $    64,531
LTC Properties Inc                                          1,100        26,202
MAF Bancorp Inc                                             1,677        69,210
Nara Bancorp Inc                                            1,163        21,516
National Retail Properties Inc                              3,152        70,100
New Century Financial Corp                                  3,282       127,046
Parkway Properties Inc/Md                                     865        42,402
Philadelphia Consolidated Holding Co*                       3,090       111,734
Piper Jaffray Cos*                                          1,018        59,634
Portfolio Recovery Associates Inc*                            800        31,776
Presidential Life Corp                                      1,505        35,473
PrivateBancorp Inc                                          1,017        45,155
ProAssurance Corp*                                          1,796        90,339
Prosperity Bancshares Inc                                   1,100        38,808
Provident Bankshares Corp                                   1,686        63,191
Public Storage Inc                                          2,261       195,916
Republic Bancorp Inc/MI                                     3,974        51,384
RLI Corp                                                    1,292        63,179
Safety Insurance Group Inc                                    800        41,136
SCPIE Holdings Inc*                                           473        11,262
Selective Insurance Group                                   1,622        84,376
South Financial Group Inc/The                               4,340       117,310
Sovran Self Storage Inc                                       959        51,863
Sterling Bancorp/NY                                         1,000        19,430
Sterling Bancshares Inc/TX                                  2,297        47,640
Sterling Financial Corp/WA                                  2,038        67,376
Stewart Information Services Corp                             928        31,654
Susquehanna Bancshares Inc                                  2,763        67,611
SWS Group Inc                                                 787        19,360
TradeStation Group Inc*                                     1,300        19,045
Trustco Bank Corp NY                                        3,818        41,998
UCBH Holdings Inc                                           5,434        98,573
Umpqua Holdings Corp                                        3,193        87,392
United Bankshares Inc                                       1,934        72,080
United Fire & Casualty Co                                     900        25,182
Whitney Holding Corp                                        3,726       131,043
Wilshire Bancorp Inc                                          800        15,544
Wintrust Financial Corp                                     1,238        62,284
World Acceptance Corp*                                        952        38,051
Zenith National Insurance Corp                              2,073        78,360
                                                                    -----------
Total Financial                                                       4,833,444
                                                                    -----------

Industrial (18.18%)
AAR Corp*                                                   2,078        46,360
Acuity Brands Inc                                           2,585       110,457
Advanced Energy Industries Inc*                             1,553        22,317
Albany International Corp                                   1,699        59,329
Aleris International Inc*                                   1,765        90,492
AM Castle & Co                                                759        21,449
Analogic Corp                                                 700        39,781
AO Smith Corp                                               1,208        48,453
Apogee Enterprises Inc                                      1,275        19,138
Applied Industrial Technologies Inc                         2,236        50,556
Aptargroup Inc                                              2,075       106,863
Arkansas Best Corp                                          1,481        65,386
Armor Holdings Inc*                                         1,673        88,452
Astec Industries Inc*                                         914        21,561
Baldor Electric Co                                          1,689        50,011
Barnes Group Inc                                            1,770        29,063
Bel Fuse Inc                                                  579        21,406
Belden CDT Inc                                              2,364        84,489
Benchmark Electronics Inc*                                  3,608        89,984
Brady Corp                                                  2,844       108,641
Briggs & Stratton Corp                                      3,004        84,563
Bristow Group Inc*                                          1,161        43,317
C&D Technologies Inc                                        1,187         9,437
Ceradyne Inc*                                               1,521        67,030
Checkpoint Systems Inc*                                     2,228        40,438
Chesapeake Corp                                             1,001        14,515
Clarcor Inc                                                 3,004        89,970
Cognex Corp                                                 2,720        69,442
Coherent Inc*                                               1,849        67,045
CTS Corp                                                    1,721        25,299
Cubic Corp                                                    771        15,520
Curtiss-Wright Corp                                         2,554        79,404
Cymer Inc*                                                  2,086        85,839
Daktronics Inc                                              1,886        39,361
Dionex Corp*                                                1,077        54,302
Drew Industries Inc*                                          800        20,888
EDO Corp                                                    1,023        23,867
EGL Inc*                                                    1,882        57,533
Electro Scientific Industries Inc*                          1,341        26,699
ElkCorp                                                     1,011        28,480
EMCOR Group Inc*                                            1,852       102,675
EnPro Industries Inc*                                       1,100        34,584
Esterline Technologies Corp*                                1,486        52,055
FEI Co*                                                     1,705        35,396
Flir Systems Inc*                                           4,050       112,185
Forward Air Corp                                            1,656        53,224
Gardner Denver Inc*                                         3,026       108,845
GenCorp Inc*                                                2,884        39,713
Gerber Scientific Inc*                                      1,029        15,867
Greatbatch Inc*                                             1,017        24,876
Griffon Corp*                                               1,420        33,597
Heartland Express Inc                                       3,131        50,346
HUB Group Inc*                                              2,200        51,260
IDEX Corp                                                   3,073       129,035
Insituform Technologies Inc*                                1,227        28,160
Intermagnetics General Corp*                                2,241        61,022
Intermet Corp                                               1,230            --
Itron Inc*                                                  1,470        82,291
JLG Industries Inc                                          6,082       106,192
Kaman Corp                                                  1,048        18,770
Kansas City Southern*                                       4,315       113,700
Kaydon Corp                                                 1,447        55,145
Keithley Instruments Inc                                      720         8,143
Kirby Corp*                                                 2,916        85,526
Knight Transportation Inc                                   3,384        58,171
Landstar System Inc                                         3,458       147,657
Lawson Products                                               456        17,602
Lennox International Inc                                    3,319        78,129
Lindsay Manufacturing Co                                      549        15,657
Littelfuse Inc*                                             1,132        40,877
LoJack Corp*                                                1,100        22,968
Lydall Inc*                                                   745         6,355
Magnetek Inc*                                               1,366         4,453
Manitowoc Co Inc/The                                        3,542       156,556
Methode Electronics Inc                                     1,654        13,133
Moog Inc*                                                   2,002        65,365
Mueller Industries Inc                                      2,095        80,280
Myers Industries Inc                                        1,536        25,236
NCI Building Systems Inc*                                   1,100        59,774
NS Group Inc*                                               1,100        50,072
Old Dominion Freight Line*                                  1,500        47,880
Park Electrochemical Corp                                   1,018        26,570
Paxar Corp*                                                 2,034        39,602
Photon Dynamics Inc*                                          781        10,489
Planar Systems Inc*                                           664         6,527
Quanex Corp                                                 2,196        75,389
Regal-Beloit Corp                                           1,574        67,934
Robbins & Myers Inc                                           666        19,181
Rogers Corp*                                                  850        49,317
Shaw Group Inc/The*                                         4,644       116,843
Simpson Manufacturing Co Inc                                1,890        49,802
Sonic Solutions Inc*                                        1,173        17,607
Standex International Corp                                    564        16,610
Sturm Ruger & Co Inc                                        1,292         9,690
Technitrol Inc                                              2,070        58,602
Teledyne Technologies Inc*                                  1,966        75,376
Tetra Tech Inc*                                             3,368        55,909
Texas Industries Inc                                        1,386        65,059
Tredegar Corp                                               1,971        32,522
Trimble Navigation Ltd*                                     3,100       151,807
Triumph Group Inc                                             814        35,783
Universal Forest Products Inc                                 881        42,958
URS Corp*                                                   2,504       101,537
Valmont Industries Inc                                        824        42,980
Vicor Corp                                                  1,051        13,201
Waste Connections Inc*                                      2,739       100,713
Watts Water Technologies Inc                                1,255        38,918
Wolverine Tube Inc*                                           570         2,787
Woodward Governor Co                                        1,737        58,485
X-Rite Inc                                                    987         8,768
                                                                    -----------
Total Industrial                                                      5,800,875
                                                                    -----------

Technology (9.08%)
Actel Corp*                                                 1,218        18,903
Agilysys Inc                                                1,491        20,158
Altiris Inc*                                                1,400        31,640
Ansys Inc*                                                  2,176       101,706
ATMI Inc*                                                   2,001        57,769
Avid Technology Inc*                                        2,399        95,552
Axcelis Technologies Inc*                                   5,102        32,092
Brooks Automation Inc*                                      4,331        60,201
CACI International Inc*                                     1,795        95,243
Captaris Inc*                                               1,544         7,998
Carreker Corp*                                              1,093         7,159
Catapult Communications Corp*                                 597         5,797
Cerner Corp*                                                3,570       164,434
Ciber Inc*                                                  2,938        19,420
Cohu Inc                                                      984        16,502
Dendrite International Inc*                                 2,129        21,333
Digi International Inc*                                       989        13,114
Diodes Inc*                                                 1,100        41,184
DSP Group Inc*                                              1,496        36,607
eFunds Corp*                                                2,455        57,005
Epicor Software Corp*                                       3,100        38,378
EPIQ Systems Inc*                                             854        12,708
ESS Technology*                                             1,795         2,334
Exar Corp*                                                  1,952        27,289
Factset Research Systems Inc                                1,734        76,469
Filenet Corp*                                               2,398        83,786
Global Imaging Systems Inc*                                 2,354        51,623
Global Payments Inc                                         3,686       140,252
Hutchinson Technology Inc*                                  1,338        27,616
Hyperion Solutions Corp*                                    3,501       115,953
Inter-Tel Inc                                               1,318        29,049
JDA Software Group Inc*                                     1,393        23,110
Keane Inc*                                                  2,500        38,700
Komag Inc*                                                  1,700        61,132
Kopin Corp*                                                 3,225        12,094
Kronos Inc/MA*                                              1,893        57,774
Kulicke & Soffa Industries Inc*                             2,607        20,517
Manhattan Associates Inc*                                   1,548        35,929

                 See accompanying notes to financial statements

--------------------------------------------------------------------------------
S&P SMALLCAP INDEX FUND      PORTFOLIO OF INVESTMENTS (CONTINUED)      8/31/2006
--------------------------------------------------------------------------------
                                                                      VALUE
COMPANY                                                  SHARES      (NOTE 1)
--------------------------------------------------------------------------------
Mantech International Corp*                                   939   $    28,583
Mapinfo Corp*                                               1,036        12,846
Mercury Computer Systems Inc*                               1,010        12,544
Micros Systems Inc*                                         2,200       105,292
Microsemi Corp*                                             3,651       101,388
MRO Software Inc*                                           1,139        29,261
MTS Systems Corp                                            1,024        34,376
Neoware Inc*                                                1,100        14,190
Open Solutions Inc*                                         1,000        29,540
Pericom Semiconductor Corp*                                 1,192        11,086
Per-Se Technologies Inc*                                    1,816        41,387
Phoenix Technologies Ltd*                                   1,166         5,830
Photronics Inc*                                             2,089        30,311
Power Integrations Inc*                                     1,578        29,035
Progress Software Corp*                                     2,349        59,477
Quality Systems Inc                                           800        32,080
Radiant Systems Inc*                                        1,286        14,223
Radisys Corp*                                                 829        19,622
Rudolph Technologies Inc*                                     760        13,604
Skyworks Solutions Inc*                                     9,282        42,976
SPSS Inc*                                                     804        20,397
Standard Microsystems Corp*                                 1,264        35,480
Supertex Inc*                                                 590        20,868
Synaptics Inc*                                              1,300        32,877
Take-Two Interactive Software Inc*                          4,154        50,679
Talx Corp                                                   1,909        47,152
THQ Inc*                                                    3,685        95,073
Ultratech Inc*                                              1,126        16,473
Varian Semiconductor Equipment Associates Inc*              3,244       114,546
Veeco Instruments Inc*                                      1,520        37,181
                                                                    -----------
Total Technology                                                      2,896,907
                                                                    -----------

Utilities (4.82%)
Allete Inc                                                  1,780        81,773
American States Water Co                                      745        28,630
Atmos Energy Corp                                           4,738       136,454
Avista Corp                                                 2,483        60,188
Cascade Natural Gas Corp                                      520        13,338
Central Vermont Public Service Corp                           573        12,938
CH Energy Group Inc                                           808        39,689
Cleco Corp                                                  2,940        73,382
El Paso Electric Co*                                        2,842        67,952
Energen Corp                                                4,230       184,597
Green Mountain Power Corp                                     231         7,699
Laclede Group Inc/The                                       1,063        34,643
New Jersey Resources Corp                                   1,614        80,151
Northwest Natural Gas Co                                    1,401        53,588
Piedmont Natural Gas Co                                     4,420       115,229
South Jersey Industries Inc                                 1,500        43,485
Southern Union Co                                           5,708       157,769
Southwest Gas Corp                                          2,279        76,802
UGI Corp                                                    6,110       151,528
UIL Holdings Corp                                           1,240        45,310
Unisource Energy Corp                                       2,052        70,818
                                                                    -----------
Total Utilities                                                       1,535,963
                                                                    -----------

Total Common Stock (Cost $21,548,697)                                29,580,084
                                                                    -----------

Corporate Debt (0.04%)
Par Value                                                                Value
---------
$    15,000    Mueller Industry Inc. (11/01/2014)                        13,800
                                                                    -----------
Total Corporate Debt (Cost $15,000)                                      13,800
                                                                    -----------

Short-Term Investments (7.18%)
$ 1,000,000    United States Treasury Bill 09/14/2006                   998,163
    900,000    United States Treasury Bill 10/12/2006                   894,936
    400,000    United States Treasury Bill 11/16/2006 (b)               395,926
                                                                    -----------
Total Short-Term Investments (Cost $2,288,930)                        2,289,025
                                                                    -----------
Total Investments (Cost $23,852,627) (a) (99.95%)                   $31,882,909
Other Net Assets (0.05%)                                                 16,555
                                                                    -----------
Net Assets (100.00%)                                                $31,899,464
                                                                    ===========

* Non-Income Producing Security

(a) Aggregate cost for federal income tax purposes is $23,852,627. At August 31, 2006, unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:

Unrealized appreciation                                             $10,213,286
Unrealized depreciation                                              (2,183,004)
                                                                    -----------
Net unrealized appreciation                                         $ 8,030,282
                                                                    ===========

(b) At August 31, 2006, certain United States Treasury Bills with a market value of $197,963 were pledged to cover margin requirements for futures contracts.

c) Futures contracts at August 31, 2006: Contracts - $500 times premium delivery month/commitment)

Russell 2000
Stock Index :                                           Unrealized Appreciation
 6/ Sept. 06/Long                                                   $    59,071
                                                                    ===========

--------------------------------------------------------------------------------
EQUITY INCOME FUND              PORTFOLIO OF INVESTMENTS               8/31/2006
--------------------------------------------------------------------------------
                                                                      VALUE
COMPANY                                                  SHARES      (NOTE 1)
--------------------------------------------------------------------------------
Common Stock (85.88%)

Basic Materials (3.05%)
Chemicals (1.44%)
Praxair Inc                                                 3,692   $   211,958
Sherwin-Williams Co/The                                     1,746        90,163
                                                                    -----------
                                                                        302,121
                                                                    -----------

Forest Products & Paper (0.82%)
Plum Creek Timber Co Inc (REIT)                             4,950       172,409

Mining (0.79%)
Alcoa Inc                                                   5,750       164,392
                                                                    -----------
Total Basic Materials                                                   638,922
                                                                    -----------

Communications (4.45%)
Media (2.85%)
McGraw-Hill Cos Inc/The                                    10,678       597,007

Telecommunications (1.60%)
AT&T Inc                                                   10,744       334,461
                                                                    -----------
Total Communications                                                    931,468
                                                                    -----------

Consumer, Cyclical (9.80%)
Apparel (0.54%)
Liz Claiborne Inc                                           3,036       113,455

Auto Manufacturers (1.60%)
Ford Motor Co                                              40,100       335,637

Retail (7.66%)
Gap Inc/The                                                 4,450        74,805
Lowe's Cos Inc                                             11,500       311,190
McDonald's Corp                                            12,368       444,011
Ross Stores Inc                                             3,692        90,417
Sears Holdings Corp*                                          717       103,327
Target Corp                                                 5,639       272,871
TJX Cos Inc                                                 5,750       153,813
Wal-Mart Stores Inc                                         3,381       151,198
                                                                    -----------
                                                                      1,601,632
                                                                    -----------
Total Consumer, Cyclical                                              2,050,724
                                                                    -----------

Consumer, Non-Cyclical (16.59%)
Agriculture (1.52%)
Reynolds American Inc                                       4,892       318,322

Beverages (2.97%)
Anheuser-Busch Cos Inc                                      3,036       149,918
Coca-Cola Co/The                                           10,500       470,505
                                                                    -----------
                                                                        620,423
                                                                    -----------
Commercial Services (1.78%)
Moody's Corp                                                6,092       372,709

Cosmetics/Personal Care (0.94%)
Procter & Gamble Co                                         3,180       196,842

Food (2.07%)
Sara Lee Corp                                              12,300       204,549
Tyson Foods Inc                                            15,472       227,903
                                                                    -----------
                                                                        432,452
                                                                    -----------

Healthcare Products (2.21%)
Baxter International Inc                                   10,411       462,040

Healthcare Services (1.24%)
Aetna Inc                                                   6,984       260,293

Household Products/Wares (0.99%)
ACCO Brands Corp*                                             410         8,881

                 See accompanying notes to financial statements

--------------------------------------------------------------------------------
EQUITY INCOME FUND         PORTFOLIO OF INVESTMENTS (CONTINUED)        8/31/2006
--------------------------------------------------------------------------------
                                                                      VALUE
COMPANY                                                  SHARES      (NOTE 1)
--------------------------------------------------------------------------------
Clorox Co                                                   1,201   $    71,832
Fortune Brands Inc                                          1,746       126,759
                                                                    -----------
                                                                        207,472
                                                                    -----------

Pharmaceuticals (2.87%)
AmerisourceBergen Corp                                      5,606       247,561
Merck & Co Inc                                              1,000        40,550
Pfizer Inc                                                 11,300       311,428
                                                                    -----------
                                                                        599,539
                                                                    -----------
Total Consumer, Non-Cyclical                                          3,470,092
                                                                    -----------

Energy (9.64%)
Oil & Gas (8.37%)
GlobalSantaFe Corp                                          2,725       134,125
Apache Corp                                                 4,126       269,345
Chevron Corp                                                3,140       202,216
ConocoPhillips                                              4,348       275,794
Devon Energy Corp                                           4,752       296,952
ENSCO International Inc                                     3,370       150,605
Exxon Mobil Corp                                            6,236       421,990
                                                                    -----------
                                                                      1,751,027
                                                                    -----------

Oil & Gas Services (1.27%)
Baker Hughes Inc                                            2,280       162,290
Tidewater Inc                                               2,180       103,791
                                                                    -----------
                                                                        266,081
                                                                    -----------
Total Energy                                                          2,017,108
                                                                    -----------

Financial (25.04%)
Banks (8.18%)
Bank of America Corp                                       13,016       669,934
Fifth Third Bancorp                                         7,723       303,823
SunTrust Banks Inc                                          2,102       160,593
Wells Fargo & Co                                           16,594       576,641
                                                                    -----------
                                                                      1,710,991
                                                                    -----------

Diversified Financial Services (2.46%)
Citigroup Inc                                              10,411       513,783
                                                                    -----------

Insurance (7.29%)
American International Group Inc                            4,225       269,640
Arthur J Gallagher & Co                                     6,200       166,160
Fidelity National Financial Inc                             2,994       120,449
Fidelity National Title Group Inc                             523        10,544
Marsh & McLennan Cos Inc                                   11,100       290,376
Metlife Inc                                                 5,928       326,218
Stancorp Financial Group Inc                                5,650       263,121
XL Capital Ltd                                              1,201        78,832
                                                                    -----------
                                                                      1,525,340
                                                                    -----------

REITS (7.12%)
Annaly Capital Management Inc                               7,408        92,674
Boston Properties Inc                                       1,746       177,446
iStar Financial Inc                                         3,704       155,272
Kimco Realty Corp                                           4,026       167,280
Mills Corp/The                                              5,000        89,900
Realty Income Corp                                          7,408       182,163
Simon Property Group Inc                                    2,180       184,842
SL Green Realty Corp                                        2,280       254,357
Vornado Realty Trust                                        1,746       184,918
                                                                    -----------
                                                                      1,488,852
                                                                    -----------
Total Financial                                                       5,238,966
                                                                    -----------

Industrial (4.85%)
Aerospace/Defense (0.01%)
Raytheon Co Warrants                                          220         3,069
                                                                    -----------

Building Materials (0.50%)
Masco Corp                                                  3,804       104,268
                                                                    -----------

Hand/Machine Tools (0.51%)
Stanley Works/The                                           2,280       107,684
                                                                    -----------

Machinery-Construction & Mining (1.36%)
Caterpillar Inc                                             4,292       284,774
                                                                    -----------

Metal Fabricate/Hardware (0.77%)
Worthington Industries Inc                                  8,400       160,524
                                                                    -----------

Misc. Manufacturing (1.69%)
3M Co                                                       2,612       187,280
ITT Corp                                                    2,134       104,459
Leggett & Platt Inc                                         2,725        62,812
                                                                    -----------
                                                                        354,551
                                                                    -----------
Total Industrial                                                      1,014,870
                                                                    -----------

Technology (7.71%)
Computers (3.12%)
Dell Inc*                                                   9,949       224,350
Diebold Inc                                                 1,746        73,175
Hewlett-Packard Co                                          5,750       210,220
Reynolds & Reynolds Co/The                                  3,804       145,921
                                                                    -----------
                                                                        653,666
                                                                    -----------

Office/Business Equipment (0.48%)
Pitney Bowes Inc                                            2,280        99,386
                                                                    -----------

Semiconductors (1.61%)
Intel Corp                                                 17,263       337,319
                                                                    -----------

Software (2.50%)
First Data Corp                                             8,609       369,929
Microsoft Corp                                              5,973       153,446
                                                                    -----------
                                                                        523,375
                                                                    -----------
Total Technology                                                      1,613,746
                                                                    -----------

Utilities (4.73%)
Electric
Consolidated Edison Inc                                     6,200       286,440
Duke Energy Corp                                            3,400       102,000
Entergy Corp                                                1,746       135,577
Exelon Corp                                                 3,146       191,843
Progress Energy Inc                                         1,579        69,997
SCANA Corp                                                  4,900       202,614
                                                                    -----------
Total Utilities                                                         988,471
                                                                    -----------

Total Common Stock (Cost $13,792,342)                                17,964,367
                                                                    -----------

Short-Term Investments (13.82%)
Par Value
---------
$ 2,300,000    United States Treasury Bill 09/14/2006                 2,295,781
    400,000    United States Treasury Bill 10/12/2006                   397,749
    200,000    United States Treasury Bill 11/16/2006 (b)               197,963
                                                                    -----------
Total Short-Term Investments (Cost $2,891,440)                        2,891,493
                                                                    -----------

Total Investments (Cost $16,683,782) (a) (99.70%)                    20,855,860
Other Net Assets (0.30%)                                                 62,701
                                                                    -----------
Net Assets (100.00%)                                                $20,918,561
                                                                    ===========

* Non-Income Producing Security

(a) Aggregate cost for federal income tax purposes is $16,690,359. At August 31, 2006, unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:

Unrealized appreciation                                             $ 5,215,826
Unrealized depreciation                                              (1,050,325)
                                                                    -----------
Net unrealized appreciation                                         $ 4,165,501
                                                                    ===========

(b) At August 31, 2006, certain United States Treasury Bills with a market value of $197,963 were pledged to cover margin requirements for futures contracts.

c) Futures contracts at August 31, 2006: Contracts - $500 times premium/delivery month/commitment)

Russell 2000 Stock Index:                               Unrealized Appreciation
8/Sept. 06/Long                                                     $   124,512
                                                                    ===========

                 See accompanying notes to financial statements

--------------------------------------------------------------------------------
EUROPEAN GROWTH & INCOME FUND      PORTFOLIO OF INVESTMENTS            8/31/2006
--------------------------------------------------------------------------------
                                                                      VALUE
COMPANY                                                  SHARES      (NOTE 1)
--------------------------------------------------------------------------------
Common Stock (97.00%)

Basic Materials (3.31%)
Chemicals (1.94%)
Arkema ADR*                                                   148   $     5,765
BASF AG ADR                                                 1,444       119,246
Bayer AG ADR                                                1,515        75,143
                                                                    -----------
                                                                        200,154
                                                                    -----------

Mining (1.37%)
Rio Tinto PLC ADR                                             700       141,015
                                                                    -----------
Total Basic Materials                                                   341,169
                                                                    -----------

Communications (13.64%)
Telecommunications (13.64%)
Alcatel SA ADR*                                             1,772        22,203
BT Group PLC ADR                                            2,360       111,062
Deutsche Telekom AG ADR                                     7,025       102,846
France Telecom SA ADR                                       4,500       100,440
Nokia OYJ ADR                                              15,428       322,137
Telecom Italia SpA ADR                                      2,947        81,868
Telefonaktiebolaget LM Ericsson ADR                         3,994       133,400
Telefonica SA ADR                                           4,165       214,206
Vodafone Group PLC ADR                                     14,533       315,946
                                                                    -----------
Total Communications                                                  1,404,108
                                                                    -----------

Consumer, Cyclical (1.30%)
Auto Manufacturers (1.30%)
DaimlerChrysler AG                                          2,535       133,797
                                                                    -----------
Total Consumer, Cyclical                                                133,797
                                                                    -----------

Consumer, Non-Cyclical (21.00%)
Beverages (1.48%)
Diageo PLC ADR                                              2,135       152,653

Cosmetics/Personal Care (0.81%)
L'Oreal SA ADR                                              4,005        83,768

Food (4.65%)
Nestle SA ADR                                               4,365       374,081
Unilever NV ADR                                             4,408       105,086
                                                                    -----------
                                                                        479,167
                                                                    -----------

Pharmaceuticals (14.05%)
AstraZeneca PLC ADR                                         4,198       273,458
GlaxoSmithKline PLC ADR                                     8,088       459,237
Novartis AG ADR                                             6,357       363,112
Roche Holding AG ADR                                        3,816       350,690
                                                                    -----------
                                                                      1,446,497
                                                                    -----------
Total Consumer, Non-Cyclicals                                         2,162,085
                                                                    -----------

Energy (17.31%)
Oil & Gas (17.31%)
BP PLC ADR                                                  7,276       495,132
ENI SpA ADR                                                 4,132       252,713
Royal Dutch Shell ADR                                       3,235       231,497
Royal Dutch Shell PLC ADR                                   5,320       366,761
Total SA ADR                                                6,458       435,462
                                                                    -----------
Total Energy                                                          1,781,565
                                                                    -----------

Financial (32.59%)
Banks (23.00%)
ABN AMRO Holding NV ADR                                     5,329       152,196
Banco Bilbao Vizcaya Argentaria SA ADR                      9,179       210,199
Banco Santander Central Hispano SA ADR                     16,958       264,036
Barclays PLC ADR                                            7,651       387,141
BNP Paribas ADR                                             4,752       252,284
Deutsche Bank AG                                            1,596       182,439
HSBC Holdings PLC ADR                                       4,754       432,329
Lloyds TSB Group PLC ADR                                    3,755       148,998
UBS AG                                                      5,950       337,781
                                                                    -----------
                                                                      2,367,403
                                                                    -----------

Diversified Financial Services (1.71%)
Credit Suisse Group ADR                                     3,153       176,253

Insurance (7.88%)
Aegon NV ADR                                                2,989        53,443
Allianz AG ADR                                             10,957       186,817
AXA SA ADR                                                  4,384       163,348
ING Groep NV ADR                                            5,432       235,912
Prudential PLC ADR                                          2,089        47,128
Royal & Sun Alliance Insurance Group ADR                    1,727        22,848
Swiss Reinsurance ADR                                         960        73,056
Zurich Financial Svs ADR                                    1,265        28,715
                                                                    -----------
                                                                        811,267
                                                                    -----------
Total Financial                                                       3,354,923
                                                                    -----------

Industrial (2.99%)
Electronics (1.06%)
Koninklijke Philips Electronics NV ADR                      3,184       109,275
Misc. Manufacturing (1.93%)
Siemens AG ADR                                              2,335       198,592
                                                                    -----------
Total Industrial                                                        307,867
                                                                    -----------

Technology (1.10%)
Software
SAP AG ADR                                                  2,367       113,001
                                                                    -----------
Total Technology                                                        113,001
                                                                    -----------

Utilities (3.76%)
Electric (3.76%)
E.ON AG ADR                                                 5,835       247,404
Suez SA ADR                                                 3,237       139,256
                                                                    -----------
Total Utilities                                                         386,660
                                                                    -----------

Total Common Stock (Cost $7,744,962)                                  9,985,175
                                                                    -----------

Short-Term Investments (2.90%)
Par Value
---------
$ 200,000     United States Treasury Bill 09/14/2006                    199,634
  100,000     United States Treasury Bill 11/16/2006                     98,981
                                                                    -----------
Total Short-Term Investments (Cost $298,598)                            298,615
                                                                    -----------

Total Investments (Cost $8,043,560) (a) (99.90%)                     10,283,790
Other Net Assets (0.10%)                                                 10,657
                                                                    -----------
Net Assets (100.00%)                                                $10,294,447
                                                                    ===========

* Non-Income Producing Security

ADR - American Depository Receipts

(a) Aggregate cost for federal income tax purposes is $8,044,120. At August 31, 2006, unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:

Unrealized appreciation                                             $ 2,631,908
Unrealized depreciation                                                (392,238)
                                                                    -----------
Net unrealized appreciation                                         $ 2,239,670
                                                                    ===========

                 See accompanying notes to financial statements

--------------------------------------------------------------------------------
NASDAQ-100 INDEX FUND         PORTFOLIO OF INVESTMENTS                 8/31/2006
--------------------------------------------------------------------------------
                                                                      VALUE
COMPANY                                                  SHARES      (NOTE 1)
--------------------------------------------------------------------------------
Common Stocks (96.34%)

Basic Materials (0.39%)
Sigma-Aldrich Corp                                            868   $    63,043
                                                                    -----------
Total Basic Materials                                                    63,043
                                                                    -----------

Communications (27.81%)
Akamai Technologies Inc*                                    1,700        66,640
Amazon.Com Inc*                                             3,246       100,074
Check Point Software*                                       3,106        57,741
Checkfree Corp*                                             1,114        39,881
Cisco Systems Inc*                                         24,580       540,514
Comcast Corp*                                              10,696       374,360
Comverse Technology Inc*                                    2,693        56,284
Discovery Holding Co*                                       3,067        42,969
eBay Inc*                                                  11,739       327,049
EchoStar Communications Corp*                               2,414        76,645
Expedia Inc*                                                4,416        72,069
Google Inc*                                                 1,464       554,168
IAC/InterActiveCorp*                                        3,902       111,129
JDS Uniphase Corp*                                         24,379        55,340
Juniper Networks Inc*                                       4,139        60,719
Lamar Advertising Co*                                       1,115        58,315
Liberty Global Inc*                                         3,112        73,474
Millicom Inter.*                                            1,100        42,922
NII Holdings Inc*                                           1,693        90,322
NTL Inc                                                     3,792       100,450
Qualcomm Inc                                               22,254       838,308
Sirius Satellite Radio Inc*                                18,579        75,988
Symantec Corp*                                             12,673       236,225
Telefonaktiebolaget LM Ericsson ADR                         1,200        40,080
Tellabs Inc*                                                3,293        33,556
VeriSign Inc*                                               2,614        52,907
XM Satellite Radio Holdings Inc*                            2,952        38,258
Yahoo! Inc*                                                 7,888       227,331
                                                                    -----------
Total Communications                                                  4,443,718
                                                                    -----------

Consumer, Cyclical (10.27%)
Bed Bath & Beyond Inc*                                      4,244       143,150
CDW Corp                                                      924        53,869
Cintas Corp                                                 2,296        85,021
Costco Wholesale Corp                                       2,804       131,199
Fastenal Co                                                 1,608        58,981
Paccar Inc                                                  3,367       184,074
PetSmart Inc                                                1,828        45,883
Ross Stores Inc                                             1,836        44,964
Sears Holdings Corp*                                        1,869       269,342
Staples Inc                                                 5,731       129,291
Starbucks Corp*                                            11,876       368,275
Urban Outfitters Inc*                                       2,217        34,785
Wynn Resorts Ltd*                                           1,200        92,892
                                                                    -----------
Total Consumer, Cyclical                                              1,641,726
                                                                    -----------

Consumer, Non-Cyclical (16.34%)
Amgen Inc*                                                  6,413       435,635
Amylin Pharmaceuticals Inc*                                 1,400        63,462
Apollo Group Inc*                                           1,998       100,320
Biogen Idec Inc*                                            4,154       183,358
Biomet Inc                                                  3,722       121,747
Celgene Corp*                                               3,800       154,622
Dentsply International Inc                                  1,588        51,737
Express Scripts Inc*                                        1,444       121,412
Genzyme Corp*                                               3,671       243,130
Gilead Sciences Inc*                                        5,111       324,037
Intuitive Surgical Inc*                                       400        37,760
Lincare Holdings Inc*                                       1,208        44,732
Medimmune Inc*                                              2,993        82,727
Monster Worldwide Inc*                                      1,618        65,917
Patterson Cos Inc*                                          1,704        52,517
Paychex Inc                                                 4,033       144,825
Sepracor Inc*                                               1,200        56,412
Teva Pharmaceutical Industries Ltd ADR                      7,034       244,502
Whole Foods Market Inc                                      1,538        82,467
                                                                    -----------
Total Consumer, Non-Cyclical                                          2,611,319
                                                                    -----------

Energy (0.39%)
Patterson-UTI Energy Inc                                    2,249        61,623
                                                                    -----------
Total Energy                                                             61,623
                                                                    -----------

Industrial (3.03%)
American Power Conversion Corp                              2,529        44,435
CH Robinson Worldwide Inc                                   2,046        93,748
Expeditors International Washington Inc                     2,400        95,688
Flextronics Intl Ltd*                                       7,018        82,812
Garmin Ltd                                                  2,180       101,937
Joy Global Inc                                              1,500        65,309
                                                                    -----------
Total Industrial                                                        483,929
                                                                    -----------

Technology (38.11%)
Activision Inc*                                             3,149        40,622
Adobe Systems Inc*                                          6,640       215,402
Altera Corp*                                                5,969       120,753
Apple Computer Inc*                                        13,248       898,877
Applied Materials Inc                                       9,512       160,563
ATI Technologies Inc*                                       3,185        68,446
Autodesk Inc*                                               2,900       100,804
BEA Systems Inc*                                            4,655        63,913
Broadcom Corp*                                              4,936       145,316
Cadence Design Systems Inc*                                 3,830        62,927
Citrix Systems Inc*                                         2,399        73,601
Cognizant Technology Solutions Corp*                        1,600       111,856
Dell Inc*                                                   9,657       217,765
Electronic Arts Inc*                                        3,404       173,502
Fiserv Inc*                                                 2,673       118,066
Intel Corp                                                 23,006       449,537
Intuit Inc*                                                 5,144       155,452
Kla-Tencor Corp                                             2,882       126,549
Lam Research Corp*                                          1,571        67,223
Linear Technology Corp                                      4,549       154,711
Marvell Technology G*                                       6,590       115,391
Maxim Integrated Products Inc                               5,019       146,053
Microchip Technology Inc                                    2,016        68,867
Microsoft Corp                                             39,810     1,022,719
Network Appliance Inc*                                      4,714       161,407
Nvidia Corp*                                                3,732       108,639
Oracle Corp*                                               24,082       376,883
Red Hat Inc*                                                2,242        52,104
Research In Motion Ltd*                                     2,063       170,198
SanDisk Corp*                                               2,024       119,254
Sun Microsystems Inc*                                      19,139        95,504
Xilinx Inc                                                  5,558       127,109
                                                                    -----------
Total Technology                                                      6,090,013
                                                                    -----------

Total Common Stock (Cost $15,299,976)                                15,395,371
                                                                    -----------

Short-Term Investments (3.74%)
Par Value
---------
$ 500,000     United States Treasury Bill 09/14/2006                    499,081
  100,000     United States Treasury Bill 11/16/2006 (b)                 98,981
                                                                    -----------
Total Short-Term Investments (Cost $598,036)                            598,062
                                                                    -----------

Total Investments (Cost $15,898,012) (a) (100.08%)                   15,993,433
Other Net Liabilities (-0.08%)                                          (13,098)
                                                                    -----------
Net Assets (100.00%)                                                $15,980,335
                                                                    ===========

* Non-Income Producing Security

(a) Aggregate cost for federal income tax purposes is $16,004,561. At August 31, 2006, unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:

Unrealized appreciation                                             $ 3,507,727
Unrealized depreciation                                              (3,518,855)
                                                                    -----------
Net unrealized depreciation                                          $  (11,128)
                                                                    ===========

(b) At August 31, 2006, certain United States Treasury Bills with a market value of $98,981 were pledged to cover margin requirements for futures contracts.

c) Futures contracts at August 31, 2006: Contracts - $100 times premium/delivery month/commitment)

Nasdaq 100 Stock Index:                                 Unrealized Appreciation
3/ Sept 06/Long                                                     $     9,986
                                                                    ===========

                 See accompanying notes to financial statements

-------------------------------------------------------------------------------
                       STATEMENT OF ASSETS & LIABILITIES
                                AUGUST 31, 2006
-------------------------------------------------------------------------------

                                           CALIFORNIA    CALIFONIA     CALIFORNIA        U.S.        SHORT-TERM     THE UNITED
                                            TAX-FREE      INSURED       TAX-FREE      GOVERNMENT        U.S.          STATES
                                             INCOME     INTERMEDIATE      MONEY       SECURITIES     GOVERNMENT      TREASURY
                                              FUND          FUND       MARKET FUND       FUND         BOND FUND        TRUST
                                          ------------  ------------  ------------   ------------   ------------   ------------
Assets
   Investments at market value
   (identified cost $119,384,422;
   $19,289,400; $81,427,556;
   $26,957,317; $14,647,259 and
   $51,201,353 respectively.) (Note 1)    $125,892,766  $ 19,390,000  $ 81,427,556   $ 26,542,437   $ 14,559,616   $ 51,201,353
   Cash                                         61,662        61,176        20,898         52,644         20,435         16,466
   Interest receivable                       1,445,517       202,485       308,403        158,052        107,392             --
   Receivable for fund shares sold               3,408            --       227,790          2,682            104          4,418
                                          ------------  ------------  ------------   ------------   ------------   ------------
        Total Assets                      $127,403,353  $ 19,653,661  $ 81,984,647   $ 26,755,815   $ 14,687,547   $ 51,222,237
                                          ------------  ------------  ------------   ------------   ------------   ------------

Liabilities
   Payable for fund shares repurchased          16,356           671        56,248          4,299          4,339         97,342
   Payable to Investment Advisor                52,529         4,171        23,285          9,065          2,276         12,857
   Distributions Payable                       142,370         9,044         7,057         10,543          1,877          5,210
   Accrued 12b-1 fee - K Shares                     --            --            --          2,083            577          1,003
   Accrued shareholder service fee -
   K Shares                                         --            --            --          2,116            586          1,032
   Accrued administration fee                    8,357         1,293         5,439          1,754            969          3,379
   Accrued expenses                              6,146         7,609        17,118         10,973          7,233         10,126
                                          ------------  ------------  ------------   ------------   ------------   ------------
       Total liabilities                       225,758        22,788       109,147         40,833         17,857        130,949
                                          ------------  ------------  ------------   ------------   ------------   ------------

 Net assets:                              $127,177,595  $ 19,630,873  $ 81,875,500   $ 26,714,982   $ 14,669,690   $ 51,091,288
                                          ============  ============  ============   ============   ============   ============

Net Assets at August 31, 2006 consist of
   Paid-in capital                        $119,828,125  $ 19,508,130  $ 81,878,758   $ 27,460,154   $ 15,071,052   $ 51,104,348
   Undistributed net investment income         244,208         1,753            --          3,091          1,532            105
   Accumulated net realized gains
   (losses)                                    596,918        20,390        (3,258)      (333,383)      (315,251)       (13,165)
   Unrealized appreciation
   (depreciation) of investments             6,508,344       100,600            --       (414,880)       (87,643)            --
                                          ------------  ------------  ------------   ------------   ------------   ------------
                                          $127,177,595  $ 19,630,873  $ 81,875,500   $ 26,714,982   $ 14,669,690   $ 51,091,288
                                          ============  ============  ============   ============   ============   ============

Net assets:
    Direct Shares                         $127,177,595  $ 19,630,873  $ 81,875,500   $ 21,430,188   $ 13,234,771   $ 48,604,025
                                          ============  ============  ============   ============   ============   ============
    K Shares                                        --            --            --   $  5,284,794   $  1,434,919   $  2,487,263
                                          ============  ============  ============   ============   ============   ============

Shares outstanding
   Direct Shares (no par value,
   unlimited shares authorized)             10,728,774     1,871,151    81,942,128      2,102,041      1,342,469     48,616,077
                                          ============  ============  ============   ============   ============   ============
   K Shares (no par value, unlimited
   shares authorized)                               --            --            --        515,027        145,364      2,488,192
                                          ============  ============  ============   ============   ============   ============

Net asset value per share
    Direct Shares                         $      11.85  $      10.49  $       1.00   $      10.19   $       9.86   $       1.00
                                          ============  ============  ============   ============   ============   ============
    K Shares                                        --            --            --   $      10.26   $       9.87   $       1.00
                                          ============  ============  ============   ============   ============   ============

                See accompanying notes to financial statements

-------------------------------------------------------------------------------
                       STATEMENT OF ASSETS & LIABILITIES
                         AUGUST 31, 2006 - (CONTINUED)
-------------------------------------------------------------------------------

                                            S&P 500       S&P MIDCAP      S&P           EQUITY       EUROPEAN       NASDAQ-100
                                             INDEX          INDEX       SMALLCAP        INCOME       GROWTH &         INDEX
                                              FUND           FUND      INDEX FUND        FUND       INCOME FUND        FUND
                                          ------------  ------------  ------------   ------------   ------------   ------------
Assets
    Investments at market value
    (identified cost $78,462,822;
    $128,888,435; $23,852,627;
    $16,683,782; $8,043,560 and
    $15,898,012 respectively.) (Note 1)   $106,825,355  $168,778,829  $ 31,882,909   $ 20,855,860   $ 10,283,790   $ 15,993,433
    Cash                                        88,983        44,524        66,593         43,846            146          5,276
    Interest receivable                             --            --           300             --             --             --
    Dividend receivable                        228,416       168,878        12,520         44,067         33,943         12,660
    Receivable for fund shares sold              1,269         2,944         4,209            141            635             77
    Variation margin receivable                    125         6,400            --             --             --             --
                                          ------------  ------------  ------------   ------------   ------------   ------------
         Total Assets                      107,144,148   169,001,575    31,966,531     20,943,914     10,318,514     16,011,446
                                          ------------  ------------  ------------   ------------   ------------   ------------

Liabilities
    Payable for fund shares repurchased          3,353       293,160        34,227          2,607         10,425         15,276
    Payable to Investment Advisor                9,993        45,081         9,775          8,712          2,928          1,032
    Variation Margin Payable                        --            --         1,200          1,600             --            450
    Accrued 12b-1 fee - K Shares                 2,371         2,234         2,864          1,514          1,763          1,486
    Accrued shareholder service fee -
    K Shares                                     2,282         2,127         2,964          1,537          1,784          1,513
    Accrued administration fee                   7,004        11,049         2,069          1,357            666          1,030
    Accrued expenses                            32,625        43,483        13,968          8,026          6,501         10,324
                                          ------------  ------------  ------------   ------------   ------------   ------------
        Total liabilities                       57,628       397,134        67,067         25,353         24,067         31,111
                                          ------------  ------------  ------------   ------------   ------------   ------------


 Net assets:                              $107,086,520  $168,604,441  $ 31,899,464   $ 20,918,561   $ 10,294,447   $ 15,980,335
                                          ============  ============  ============   ============   ============   ============

Net Assets at August 31, 2006 consist of
    Paid-in capital                       $ 86,221,169  $119,106,333  $ 21,465,885   $ 16,115,375   $  8,260,769   $ 28,040,043
    Undistributed net investment income        305,899       189,940           961         30,614         70,727             --
    Accumulated net realized gains
    (losses)                                (7,809,256)    9,400,874     2,343,265        475,982       (277,279)   (12,165,115
    Unrealized appreciation
    (depreciation) of investments           28,362,533    39,890,394     8,030,282      4,172,078      2,240,230         95,421
    Unrealized appreciation
    (depreciation) of futures contracts          6,175        16,900        59,071        124,512             --          9,986
                                          ------------  ------------  ------------   ------------   ------------   ------------

                                          $107,086,520  $168,604,441  $ 31,899,464   $ 20,918,561   $ 10,294,447   $ 15,980,335
                                          ============  ============  ============   ============   ============   ============

Net assets:

     Direct Shares                        $100,927,469  $162,987,755  $ 24,609,484   $ 17,089,560   $  5,718,821   $ 12,072,343
                                          ============  ============  ============   ============   ============   ============
     K Shares                             $  6,159,051  $  5,616,686  $  7,289,980   $  3,829,001   $  4,575,626   $  3,907,992
                                          ============  ============  ============   ============   ============   ============

Shares outstanding
    Direct Shares (no par value,
    unlimited shares authorized)             3,836,643     7,120,749     1,270,122      1,034,168        577,036      3,048,227
                                          ============  ============  ============   ============   ============   ============
    K Shares (no par value, unlimited
    shares authorized)                         233,213       245,470       377,176        231,212        460,303        994,605
                                          ============  ============  ============   ============   ============   ============

Net asset value per share
     Direct Shares                        $      26.31  $      22.89  $      19.38   $      16.52   $       9.91   $       3.96
                                          ============  ============  ============   ============   ============   ============
     K Shares                             $      26.41  $      22.88  $      19.33   $      16.56   $       9.94   $       3.93
                                          ============  ============  ============   ============   ============   ============

                See accompanying notes to financial statements

-------------------------------------------------------------------------------
                            STATEMENT OF OPERATIONS
                       FOR THE YEAR ENDED AUGUST 31, 2006
-------------------------------------------------------------------------------

                                           CALIFORNIA      CALIFONIA     CALIFORNIA        U.S.        SHORT-TERM     THE UNITED
                                            TAX-FREE        INSURED       TAX-FREE      GOVERNMENT        U.S.          STATES
                                             INCOME      INTERMEDIATE      MONEY        SECURITIES     GOVERNMENT      TREASURY
                                              FUND           FUND       MARKET FUND        FUND         BOND FUND        TRUST
                                          ------------   ------------   ------------   ------------   ------------   ------------
Investment income
   Interest income                        $  6,499,084   $    767,659   $  2,000,758   $  1,288,774   $    611,038   $  1,678,170
                                          ------------   ------------   ------------   ------------   ------------   ------------

Expenses
  Management fees (Note 2)                     649,314        100,910        324,827        134,422         76,765        196,893
  Administration fees (Note 2)                 104,173         15,771         50,762         21,008         11,997         30,747
  Transfer agent fees                           36,910         16,065         22,790         24,465         17,474         25,074
  Accounting services                           53,576         19,962         33,277         20,418         14,845         22,525
  Custodian fees                                 9,119          1,709          6,187          3,450          1,830          4,013
  Legal, audit, and compliance fees
  (Note 2)                                      56,014         12,218         31,664         14,673         10,013         20,466
  Trustees fees                                  9,724          8,692          9,128          3,072          2,970          3,195
  Insurance                                      5,307            831          2,232          1,094            632          1,558
  Printing                                      13,846          1,857          7,315          5,091          1,971          5,085
  Registration and dues                          3,212            967          1,965          3,106          2,526          3,676
  12b-1 fees K-shares (Note 2)                      --             --             --         11,788          3,434          6,161
  Shareholder service fee - K shares
  (Note 2)                                          --             --             --         11,788          3,434          6,161
  Licensing fee                                     --             --             --             --             --             --
                                          ------------   ------------   ------------   ------------   ------------   ------------
      Total expenses                           941,195        178,982        490,147        254,375        147,891        325,554
                                          ------------   ------------   ------------   ------------   ------------   ------------
          Less reimbursement from
          manager (Note 2)                          --        (41,744)      (145,589)       (31,857)       (50,442)      (104,529)
                                          ------------   ------------   ------------   ------------   ------------   ------------
      Net expenses                             941,195        137,238        344,558        222,518         97,449        221,025
                                          ------------   ------------   ------------   ------------   ------------   ------------
          Net investment income (loss)       5,557,889        630,421      1,656,200      1,066,256        513,589      1,457,145
                                          ============   ============   ============   ============   ============   ============

Realized and unrealized gain (loss) on investments
  Net realized gain (loss) from
  security transactions                        705,129         38,444             --       (104,210)      (123,159)       (10,457)
  Change in unrealized appreciation
  (depreciation) of investments             (3,921,970)      (363,402)            --       (748,216)       (39,575)            --
                                          ------------   ------------   ------------   ------------   ------------   ------------
Net realized and unrealized gain
(loss) on investments                       (3,216,841)      (324,958)            --       (852,426)      (162,734)       (10,457)
                                          ------------   ------------   ------------   ------------   ------------   ------------
Net increase (decrease) in net assets
resulting from operations                 $  2,341,048   $    305,463   $  1,656,200   $    213,830   $    350,855   $  1,446,688
                                          ============   ============   ============   ============   ============   ============

                See accompanying notes to financial statements

-------------------------------------------------------------------------------
                            STATEMENT OF OPERATIONS
                FOR THE YEAR ENDED AUGUST 31, 2006 - (CONTINUED)
-------------------------------------------------------------------------------

                                               S&P           S&P           S&P         EQUITY         EUROPEAN       NASDAQ-100
                                            500 INDEX   MIDCAP INDEX    SMALLCAP       INCOME         GROWTH &          INDEX
                                              FUND          FUND       INDEX FUND       FUND        INCOME FUND         FUND
                                          ------------  ------------  ------------   ------------   ------------   ------------
Investment income
  Interest income                         $     71,578  $    129,713  $     88,416   $    109,499   $      7,510   $     17,780
  Dividend income (Net of foreign tax
  witheld: $0; $0; $289; $0; $35,615;
  $454 respectively)                         2,066,355     2,465,342       304,770        405,011        322,385        103,596
                                          ------------  ------------  ------------   ------------   ------------   ------------
      Total                                  2,137,933     2,595,055       393,186        514,510        329,895        121,376
                                          ------------  ------------  ------------   ------------   ------------   ------------

Expenses
  Management fees (Note 2)                     271,598       698,638       157,392        102,059         76,562         88,568
  Administration fees (Note 2)                  84,882       136,430        24,589         15,947          7,037         13,840
  Transfer agent fees                           36,302        39,880        30,374         23,310         20,292         29,884
  Accounting services                           63,800        85,096        35,991         16,076         12,981         16,179
  Custodian fees                                14,029        16,660         5,009          1,861          1,444          3,090
  Legal, audit, and compliance fees
  (Note 2)                                      45,582        63,095        15,000         12,984          7,523         10,711
  Trustees fees                                  4,446         6,244         3,090          2,948          2,927          2,986
  Insurance                                      4,079         6,186         1,130            747            303            702
  Printing                                      35,288        45,444        11,728          7,762          4,247          9,691
  Registration and dues                          7,327         8,920         3,301          1,805          1,118          2,377
  12b-1 Fees K-Shares (Note 2)                  13,298        13,335        16,750          8,761          9,372          9,133
  Shareholder Service Fee - K Shares
  (Note 2)                                      13,298        13,335        16,750          8,761          9,372          9,133
  Licensing fee                                 11,073        15,164         2,780             --             --          5,006
                                          ------------  ------------  ------------   ------------   ------------   ------------
      Total expenses                           605,002     1,148,427       323,884        203,021        153,178        201,300
          Less reimbursement from manager
          (Note 2)                            (187,303)     (108,736)      (57,446)          (950)       (44,359)       (51,952)
                                          ------------  ------------  ------------   ------------   ------------   ------------
      Net expenses                             417,699     1,039,691       266,438        202,071        108,819        149,348
                                          ------------  ------------  ------------   ------------   ------------   ------------
          Net investment income (loss)       1,720,234     1,555,364       126,748        312,439        221,076        (27,972)
                                          ------------  ------------  ------------   ------------   ------------   ------------

Realized and unrealized gain (loss) on
investments
  Net realized gain (loss) from security
  transactions                               1,425,251    10,284,556     2,405,132        388,509         (6,274)    (2,051,337)
  Net realized gain (loss) from futures
  contracts                                    156,425       (84,441)      167,539        109,751             --         (8,664)
  Change in unrealized appreciation
  (depreciation) of investments              5,564,773    (2,383,986)     (700,977)       363,346      1,261,470      2,068,757
  Change in unrealized appreciation
  (depreciation) of futures contracts          (32,175)      (18,792)      (54,376)       102,230             --          2,740
                                          ------------  ------------  ------------   ------------   ------------   ------------
  Net realized and unrealized gain on
  investments                                7,114,274     7,797,337     1,817,318        963,836      1,255,196         11,496
                                          ------------  ------------  ------------   ------------   ------------   ------------
  Net increase (decrease) in net assets
  resulting from operations               $  8,834,508  $  9,352,701  $  1,944,066   $  1,276,275   $  1,476,272   $    (16,476)
                                          ============  ============  ============   ============   ============   ============

                 See accompanying notes to financial statements

-------------------------------------------------------------------------------
                      STATEMENT OF CHANGES IN NET ASSETS
-------------------------------------------------------------------------------

                                                 CALIFORNIA TAX-FREE           CALIFORNIA INSURED           CALIFORNIA TAX-FREE
                                                    INCOME FUND                INTERMEDIATE FUND             MONEY MARKET FUND
                                            ---------------------------   ---------------------------   ---------------------------
                                             Year Ended     Year Ended     Year Ended     Year Ended     Year Ended     Year Ended
                                             August 31,     August 31,     August 31,     August 31,     August 31,     August 31,
                                                2006           2005           2006           2005           2006           2005
                                            ------------   ------------   ------------   ------------   ------------   ------------
Operations
   Net investment income                    $  5,557,889   $  5,944,124   $    630,421   $    758,800   $  1,656,200   $  1,062,279
   Net realized gain (loss) on investments       705,129      2,835,298         38,444        247,778             --             --
   Change in unrealized appreciation
     (depreciation) of investments            (3,921,970)    (4,551,279)      (363,402)      (620,069)            --             --
                                            ------------   ------------   ------------   ------------   ------------   ------------
   Net increase (decrease) in net assets
     resulting from operations                 2,341,048      4,228,143        305,463        386,509      1,656,200      1,062,279

Distributions to shareholders
   Distributions from net investment
     income                                   (5,530,802)    (5,919,149)      (628,668)      (759,043)    (1,656,200)    (1,062,279)
   Distributions from realized capital
     gains on investments                     (3,082,710)    (2,641,599)      (269,416)       (54,421)            --             --
Capital share transactions
   Increase (decrease) in net assets
     resulting from capital share
     transactions                             (8,674,796)   (11,869,851)    (1,842,425)    (3,860,134)    26,090,646    (37,394,976)
                                            ------------   ------------   ------------   ------------   ------------   ------------
   Total increase (decrease)                 (14,947,260)   (16,202,456)    (2,435,046)    (4,287,089)    26,090,646    (37,394,976)

Net assets
   Beginning of year                         142,124,855    158,327,311     22,065,919     26,353,008     55,784,854     93,179,830
                                            ------------   ------------   ------------   ------------   ------------   ------------
   End of year                              $127,177,595   $142,124,855   $ 19,630,873   $ 22,065,919   $ 81,875,500   $ 55,784,854
                                            ============   ============   ============   ============   ============   ============

Including undistributed net investment
  income of:                                $    244,208   $    223,687   $      1,753   $         --   $         --   $         --
                                            ============   ============   ============   ============   ============   ============

                                                  U.S. GOVERNMENT             SHORT-TERM U.S.             THE UNITED STATES
                                                  SECURITIES FUND           GOVERNMENT BOND FUND            TREASURY TRUST
                                          ---------------------------   ---------------------------   ---------------------------
                                           Year Ended     Year Ended     Year Ended     Year Ended     Year Ended     Year Ended
                                           August 31,     August 31,     August 31,     August 31,     August 31,     August 31,
                                              2006           2005           2006           2005           2006           2005
                                          ------------   ------------   ------------   ------------   ------------   ------------
Operations
   Net investment income                  $  1,066,256   $  1,023,967   $    513,589   $    341,109   $  1,457,145   $    774,645
   Net realized gain (loss) on
     investments                              (104,210)      (229,173)      (123,159)      (192,092)       (10,457)        (2,708)
   Change in unrealized appreciation
     (depreciation) of investments            (748,216)       222,750        (39,575)       (19,505)            --             --
                                          ------------   ------------   ------------   ------------   ------------   ------------
   Net increase (decrease) in net assets
     resulting from operations                 213,830      1,017,544        350,855        129,512      1,446,688        771,937

Distributions to shareholders
   Distributions from net investment
     income
        Direct shares                         (897,943)      (926,065)      (472,821)      (318,935)    (1,377,551)      (751,092)
        K shares                              (168,219)       (97,919)       (39,936)       (21,469)       (79,594)       (23,553)
   Distributions from realized capital
     gains on investments
        Direct shares                               --       (223,713)            --         (7,254)            --         (2,308)
        K shares                                    --        (22,198)            --           (669)            --            (96)

Capital share transactions
   Increase (decrease) in net assets
     resulting from capital share
     transactions                           (1,764,961)       441,657     (1,799,370)       516,348     11,695,934       (675,710)
                                          ------------   ------------   ------------   ------------   ------------   ------------
   Total increase (decrease)              $ (2,617,293)  $    189,306   $ (1,961,272)  $    297,533   $ 11,685,477   $   (680,822)

Net assets
   Beginning of year                        29,332,275     29,142,969     16,630,962     16,333,429     39,405,811     40,086,633
                                          ------------   ------------   ------------   ------------   ------------   ------------
   End of year                            $ 26,714,982   $ 29,332,275   $ 14,669,690   $ 16,630,962   $ 51,091,288   $ 39,405,811
                                          ============   ============   ============   ============   ============   ============

Including undistributed net investment
  income of:                              $      3,091   $      2,997   $      1,532   $      1,999   $        105   $        105
                                          ============   ============   ============   ============   ============   ============

                See accompanying notes to financial statements

-------------------------------------------------------------------------------
                STATEMENT OF CHANGES IN NET ASSETS - (CONTINUED)
-------------------------------------------------------------------------------

                                               S&P 500 INDEX FUND        S&P MIDCAP INDEX FUND        S&P SMALLCAP INDEX FUND
                                          --------------------------  ---------------------------   ---------------------------
                                           Year Ended    Year Ended    Year Ended     Year Ended     Year Ended     Year Ended
                                           August 31,    August 31,    August 31,     August 31,     August 31,     August 31,
                                              2006          2005          2006           2005           2006           2005
                                          ------------  ------------  ------------   ------------   ------------   ------------
Operations
   Net investment income                  $  1,720,234  $  2,001,052  $  1,555,364   $  1,251,802   $    126,748   $    123,018
   Net realized gain (loss) on
     investments                             1,425,251       586,226    10,284,556     11,202,350      2,405,132      1,016,107
   Net realized gain (loss) on futures
     contracts                                 156,425        87,614       (84,441)     1,327,625        167,539        189,103
   Change in unrealized appreciation
     (depreciation) of investments           5,564,773    10,079,510    (2,383,986)    17,900,980       (700,977)     4,740,302
   Change in unrealized appreciation
     (depreciation) of futures contracts       (32,175)       32,705       (18,792)        92,635        (54,376)       105,266
                                          ------------  ------------  ------------   ------------   ------------   ------------
   Net increase (decrease) in net assets
     resulting from operations               8,834,508    12,787,107     9,352,701     31,775,392      1,944,066      6,173,796
Distributions to shareholders
   Distributions from net investment
     income
        Direct shares                       (1,623,240)   (1,982,660)   (1,514,324)    (1,228,758)      (131,970)      (121,035)
        K shares                               (54,572)      (43,205)      (21,589)       (12,820)        (2,859)          (642)
   Distributions from realized capital
     gains on investments
        Direct shares                               --            --   (10,820,857)            --     (1,089,895)      (986,194)
        K shares                                    --            --      (324,475)            --       (275,642)      (155,275)
Capital share transactions
   Increase (decrease) in net assets
     resulting from capital share
     transactions                           (7,610,188)  (11,787,670)    5,397,718      6,864,766      1,136,125      1,966,302
                                          ------------  ------------  ------------   ------------   ------------   ------------
   Total increase (decrease)                  (453,492)   (1,026,428)    2,069,174     37,398,580      1,579,825      6,876,952
Net assets
   Beginning of year                       107,540,012   108,566,440   166,535,267    129,136,687     30,319,639     23,442,687
                                          ------------  ------------  ------------   ------------   ------------   ------------
   End of year                            $107,086,520  $107,540,012  $168,604,441   $166,535,267   $ 31,899,464   $ 30,319,639
                                          ============  ============  ============   ============   ============   ============

Including undistributed net
  investment income of:                   $    305,899  $    263,477  $    189,940   $    170,489   $        961   $      9,042
                                          ============  ============  ============   ============   ============   ============

-------------------------------------------------------------------------------
                STATEMENT OF CHANGES IN NET ASSETS - (CONTINUED)
-------------------------------------------------------------------------------

                                                                               EUROPEAN
                                              EQUITY INCOME FUND          GROWTH & INCOME FUND         NASDAQ-100 INDEX FUND
                                          --------------------------  ---------------------------   ---------------------------
                                           Year Ended    Year Ended    Year Ended     Year Ended     Year Ended     Year Ended
                                           August 31,    August 31,    August 31,     August 31,     August 31,     August 31,
                                              2006          2005          2006           2005           2006           2005
                                          ------------  ------------  ------------   ------------   ------------   ------------
Operations
   Net investment income                  $    312,439  $    288,311  $    221,076   $    125,832   $    (27,972)  $    102,419
   Net realized gain (loss) on
     investments                               388,509       348,651        (6,274)       (10,275)    (2,051,337)      (597,383)
   Net realized gain (loss) on futures
     contracts                                 109,751       517,192            --             --         (8,664)        18,101
   Change in unrealized appreciation
     (depreciation) of investments             363,346     1,456,709     1,261,470      1,155,216      2,068,757      2,942,611
   Change in unrealized appreciation
     (depreciation) of futures contracts       102,230       (24,378)           --             --          2,740          7,246
                                          ------------  ------------  ------------   ------------   ------------   ------------
   Net increase (decrease) in net
     assets resulting from operations        1,276,275     2,586,485     1,476,272      1,270,773        (16,476)     2,472,994
Distributions to shareholders
   Distributions from net
     investment income
        Direct shares                         (283,325)     (252,103)     (106,253)       (93,107)       (37,816)       (61,994)
        K shares                               (41,164)      (25,166)      (60,540)       (34,772)            --         (7,378)
   Distributions from realized capital
     gains on investments
        Direct shares                         (362,886)           --            --             --             --             --
        K shares                               (70,865)           --            --             --             --             --
Capital share transactions
   Increase (decrease) in net assets
     resulting from capital share
     transactions                              524,894     2,959,647       908,468      1,834,152     (2,543,750)       175,523
                                          ------------  ------------  ------------   ------------   ------------   ------------
   Total increase (decrease)                 1,042,929     5,268,863     2,217,947      2,977,046     (2,598,042)     2,579,145
Net assets
   Beginning of year                        19,875,632    14,606,769     8,076,500      5,099,454     18,578,377     15,999,232
                                          ------------  ------------  ------------   ------------   ------------   ------------
   End of year                            $ 20,918,561  $ 19,875,632  $ 10,294,447   $  8,076,500   $ 15,980,335   $ 18,578,377
                                          ============  ============  ============   ============   ============   ============

Including undistributed net
  investment income of:                   $     30,614  $     42,664  $     70,727   $     16,444   $         --   $     33,047
                                          ============  ============  ============   ============   ============   ============

                See accompanying notes to financial statements

-------------------------------------------------------------------------------
                STATEMENT OF CHANGES IN NET ASSETS - (CONTINUED)
-------------------------------------------------------------------------------

                                                          CALIFORNIA TAX-FREE
                                                              INCOME FUND
                                     -------------------------------------------------------------
                                             Year Ended                        Year Ended
                                           August 31, 2006                   August 31, 2005
                                     --------------------------         --------------------------
                                        Shares         Value              Shares          Value
                                     ----------    ------------         ----------    ------------
Shares sold                             804,867    $  9,606,780            723,431    $  9,046,298
Shares issued in reinvestment of
distributions                           564,912       6,716,371            516,415       6,440,138
                                     ----------    ------------         ----------    ------------
                                      1,369,779      16,323,151          1,239,846      15,486,436
Shares repurchased                   (2,097,858)    (24,997,947)(a)     (2,175,284)    (27,356,287)(b)
                                     ----------    ------------         ----------    ------------
      Net increase (decrease)          (728,079)   $ (8,674,796)          (935,438)   $(11,869,851)
                                     ==========    ============         ==========    ============

                                                        CALIFORNIA INSURED
                                                        INTERMEDIATE FUND
                                     --------------------------------------------------------
                                           Year Ended                      Year Ended
                                         August 31, 2006                 August 31, 2005
                                     ------------------------        ------------------------
                                      Shares         Value            Shares         Value
                                     --------    ------------        --------    ------------
Shares sold                            73,755    $    776,417          98,808    $  1,075,273
Shares issued in reinvestment of
distributions                          73,269         769,919          57,857         628,268
                                     --------    ------------        --------    ------------
                                      147,024       1,546,336         156,665       1,703,541
Shares repurchased                   (320,513)     (3,388,761)       (512,642)     (5,563,675)
                                     --------    ------------        --------    ------------
      Net increase (decrease)        (173,489)   $ (1,842,425)       (355,977)   $ (3,860,134)
                                     ========    ============        ========    ============

                                               CALIFORNIA TAX-FREE                     THE UNITED STATES TREASURY TRUST
                                                MONEY MARKET FUND                DIRECT SHARES                   K SHARES
                                          ----------------------------   ----------------------------   ---------------------------
                                           Year Ended      Year Ended     Year Ended      Year Ended     Year Ended     Year Ended
                                           August 31,      August 31,     August 31,      August 31,     August 31,     August 31,
                                              2006            2005           2006            2005           2006           2005
                                          ------------    ------------   ------------    ------------   ------------   ------------
                                          Shares/Value    Shares/Value   Shares/Value    Shares/Value   Shares/Value   Shares/Value
                                          ------------    ------------   ------------    ------------   ------------   ------------
Shares sold                                148,645,438      60,780,393     50,833,278      58,408,974      1,814,100      2,829,000
Shares issued in reinvestment of
distributions                                1,596,219       1,032,811      1,399,722         675,688         79,314         23,677
                                          ------------    ------------   ------------    ------------   ------------   ------------
                                           150,241,657      61,813,204     52,233,000      59,084,662      1,893,414      2,852,677
Shares repurchased                        (124,151,011)    (99,208,180)   (40,535,647)    (61,306,417)    (1,894,833)    (1,306,632)
                                          ------------    ------------   ------------    ------------   ------------   ------------
      Net increase (decrease)               26,090,646     (37,394,976)    11,697,353      (2,221,755)        (1,419)     1,546,045
                                          ============    ============   ============    ============   ============   ============

U.S. GOVERNMENT SECURITIES FUND                                      DIRECT SHARES
                                                       Year Ended                    Year Ended
                                                     August 31, 2006              August 31, 2005
                                                   ----------------------      ----------------------
                                                   Shares        Value         Shares        Value
                                                   --------   -----------      --------   -----------
Shares sold                                         224,509   $ 2,292,005       336,278   $ 3,539,744
Shares issued on reinvestment of distributions       75,760       772,335        93,062       975,781
                                                   --------   -----------      --------   -----------
                                                    300,269     3,064,340       429,340     4,515,525
Shares repurchased                                 (579,455)   (5,934,947)     (638,215)   (6,705,485)(c)
                                                   --------   -----------      --------   -----------
      Net increase (decrease)                      (279,186)  $(2,870,607)     (208,875)  $(2,189,960)
                                                   ========   ===========      ========   ===========

U.S. GOVERNMENT SECURITIES FUND                                       K SHARES
                                                       Year Ended                   Year Ended
                                                     August 31, 2006              August 31, 2005
                                                   ---------------------       ---------------------
                                                   Shares       Value          Shares       Value
                                                   -------   -----------       -------   -----------
Shares sold                                        155,421   $ 1,597,000       289,030   $ 3,054,854
Shares issued on reinvestment of distributions      16,412       168,222        11,439       120,529
                                                   -------   -----------       -------   -----------
                                                   171,833     1,765,222       300,469     3,175,383
Shares repurchased                                 (64,390)     (659,576)      (51,476)     (543,766)
                                                   -------   -----------       -------   -----------
      Net increase (decrease)                      107,443   $ 1,105,646       248,993   $ 2,631,617
                                                   =======   ===========       =======   ===========

SHORT-TERM U.S. GOVERNMENT BOND FUND                                 DIRECT SHARES
                                                       Year Ended                    Year Ended
                                                     August 31, 2006              August 31, 2005
                                                   ----------------------      ----------------------
                                                   Shares        Value         Shares         Value
                                                   --------   -----------      --------   -----------
Shares sold                                         330,246   $ 3,260,063       617,962   $ 6,185,003
Shares issued on reinvestment of distributions       45,663       449,656        31,075       310,145
                                                   --------   -----------      --------   -----------
                                                    375,909     3,709,719       649,037     6,495,148
Shares repurchased                                 (575,772)   (5,679,685)     (603,266)   (6,037,432)
                                                   --------   -----------      --------   -----------
      Net increase (decrease)                      (199,863)  $(1,969,966)       45,771   $   457,716
                                                   ========   ===========      ========   ===========

SHORT-TERM U.S. GOVERNMENT BOND FUND                                  K SHARES
                                                       Year Ended                   Year Ended
                                                     August 31, 2006              August 31, 2005
                                                   ---------------------       ---------------------
                                                   Shares       Value          Shares        Value
                                                   -------   -----------       -------   -----------
Shares sold                                         52,538   $   518,067        58,915   $   589,277
Shares issued on reinvestment of distributions       4,053        39,936         2,217        22,140
                                                   -------   -----------       -------   -----------
                                                    56,591       558,003        61,132       611,417
Shares repurchased                                 (39,390)     (387,407)      (55,341)     (552,785)
                                                   -------   -----------       -------   -----------
      Net increase (decrease)                       17,201   $   170,596         5,791   $    58,632
                                                   =======   ===========       =======   ===========

S&P 500 INDEX FUND                                               DIRECT SHARES
                                                         Year Ended                   Year Ended
                                                       August 31, 2006             August 31, 2005
                                                   -----------------------     -----------------------
                                                    Shares        Value         Shares         Value
                                                   --------   ------------     --------   ------------
Shares sold                                         141,028   $  3,583,383      228,945   $  5,451,938
Shares issued on reinvestment of
distributions                                        50,975      1,293,258       66,663      1,582,799
                                                   --------   ------------     --------   ------------
                                                    192,003      4,876,641      295,608      7,034,737
Shares repurchased                                 (536,066)   (13,667,738)(d) (878,422)   (20,867,030)(e)
                                                   --------   ------------     --------   ------------
      Net increase (decrease)                      (344,063)  $ (8,791,097)    (582,814)  $(13,832,293)
                                                   ========   ============     ========   ============

S&P 500 INDEX FUND                                                 K SHARES
                                                        Year Ended                 Year Ended
                                                     August 31, 2006             August 31, 2005
                                                   ----------------------     ----------------------
                                                    Shares       Value         Shares        Value
                                                   -------   ------------     -------   ------------
Shares sold                                         77,356   $  1,987,153     110,280   $  2,599,667
Shares issued on reinvestment of
distributions                                        2,109         53,831       1,782         42,835
                                                   -------   ------------     -------   ------------
                                                    79,465      2,040,984     112,062      2,642,502
Shares repurchased                                 (34,110)      (860,075)    (25,282)      (597,879)
                                                   -------   ------------     -------   ------------
      Net increase (decrease)                       45,355   $  1,180,909      86,780   $  2,044,623
                                                   =======   ============     =======   ============

(a) Net of redemption fees of $586
(b) Net of redemption fees of $342
(c) Net of redemption fees of $30
(d) Net of redemption fees of $8
(e) Net of redemption fees of $1,911

                See accompanying notes to financial statements

-------------------------------------------------------------------------------
                STATEMENT OF CHANGES IN NET ASSETS - (CONTINUED)
-------------------------------------------------------------------------------

S&P MIDCAP INDEX FUND                                     DIRECT SHARES
                                    ----------------------------------------------------------
                                            Year Ended                       Year Ended
                                         August 31, 2006                  August 31, 2005
                                    -------------------------        -------------------------
                                       Shares        Value             Shares        Value
                                    ----------   ------------        ----------   ------------
Shares sold                          1,146,233   $ 26,794,618         1,329,401   $ 28,263,071
Shares issued on reinvestment of
distributions                          494,292     11,162,906            48,867      1,044,383
                                    ----------   ------------        ----------   ------------
                                     1,640,525     37,957,524         1,378,268     29,307,454
Shares repurchased                  (1,447,209)   (33,402,615)(a)    (1,117,527)   (24,116,552)(b)
                                    ----------   ------------        ----------   ------------
      Net increase (decrease)          193,316   $  4,554,909           260,741   $  5,190,902
                                    ==========   ============        ==========   ============

S&P MIDCAP INDEX FUND                                    K SHARES
                                    ----------------------------------------------------
                                          Year Ended                   Year Ended
                                        August 31, 2006              August 31, 2005
                                    ----------------------        ----------------------
                                     Shares      Value            Shares        Value
                                    -------   ------------        -------   ------------
Shares sold                          61,340   $  1,428,560        112,187   $  2,357,193
Shares issued on reinvestment of
distributions                        15,323        345,380            578         12,418
                                    -------   ------------        -------   ------------
                                     76,663      1,773,940        112,765      2,369,611
Shares repurchased                  (40,347)      (931,131)       (33,015)      (695,747)
                                    -------   ------------        -------   ------------
      Net increase (decrease)        36,316   $    842,809         79,750   $  1,673,864
                                    =======   ============        =======   ============

S&P SMALLCAP INDEX FUND                                   DIRECT SHARES
                                    ----------------------------------------------------------
                                            Year Ended                       Year Ended
                                         August 31, 2006                  August 31, 2005
                                    -------------------------        -------------------------
                                       Shares        Value             Shares        Value
                                    ----------   ------------        ----------   ------------
Shares sold                            143,624   $  2,806,976           215,853   $  3,826,293
Shares issued on reinvestment of
distributions                           64,291      1,202,550            61,416      1,086,452
                                    ----------   ------------        ----------   ------------
                                       207,915      4,009,526           277,269      4,912,745
Shares repurchased                    (208,506)    (4,014,170)(c)      (314,934)    (5,581,158)(d)
                                    ----------   ------------        ----------   ------------
      Net increase (decrease)             (591)  $     (4,644)          (37,665)  $   (668,413)
                                    ==========   ============        ==========   ============

S&P SMALLCAP INDEX FUND                                  K SHARES
                                    ----------------------------------------------------
                                          Year Ended                   Year Ended
                                        August 31, 2006              August 31, 2005
                                    ----------------------        ----------------------
                                     Shares      Value            Shares        Value
                                    -------   ------------        -------   ------------
Shares sold                         106,001   $  2,053,593        180,225   $  3,201,964
Shares issued on reinvestment of
distributions                        14,990        278,502          8,843        155,917
                                    -------   ------------        -------   ------------
                                    120,991      2,332,095        189,068      3,357,881
Shares repurchased                  (62,518)    (1,191,326)       (41,049)      (723,166)
                                    -------   ------------        -------   ------------
      Net increase (decrease)        58,473   $  1,140,769        148,019   $  2,634,715
                                    =======   ============        =======   ============

EQUITY INCOME FUND                                        DIRECT SHARES
                                    ----------------------------------------------------------
                                            Year Ended                       Year Ended
                                         August 31, 2006                  August 31, 2005
                                    -------------------------        -------------------------
                                       Shares        Value             Shares        Value
                                    ----------   ------------        ----------   ------------
Shares sold                            163,038   $  2,615,163           348,695   $  5,284,387
Shares issued on reinvestment of
distributions                           37,420        595,905            15,372        234,049
                                    ----------   ------------        ----------   ------------
                                       200,458      3,211,068           364,067      5,518,436
Shares repurchased                    (198,416)    (3,197,763)(e)      (265,628)    (4,028,317)(f)
                                    ----------   ------------        ----------   ------------
      Net increase (decrease)            2,042   $     13,305            98,439   $  1,490,119
                                    ==========   ============        ==========   ============

EQUITY INCOME FUND                                       K SHARES
                                    ----------------------------------------------------
                                          Year Ended                   Year Ended
                                        August 31, 2006              August 31, 2005
                                    ----------------------        ----------------------
                                     Shares      Value            Shares        Value
                                    -------   ------------        -------   ------------
Shares sold                          84,693   $  1,370,498        122,841   $  1,876,427
Shares issued on reinvestment of
distributions                         7,019        112,019          1,649         25,285
                                    -------   ------------        -------   ------------
                                     91,712      1,482,517        124,490      1,901,712
Shares repurchased                  (60,564)      (970,928)       (28,650)      (432,184)
                                    -------   ------------        -------   ------------
      Net increase (decrease)        31,148   $    511,589         95,840   $  1,469,528
                                    =======   ============        =======   ============

EUROPEAN GROWTH & INCOME FUND                             DIRECT SHARES
                                    ----------------------------------------------------------
                                            Year Ended                       Year Ended
                                         August 31, 2006                  August 31, 2005
                                    -------------------------        -------------------------
                                       Shares        Value             Shares        Value
                                    ----------   ------------        ----------   ------------
Shares sold                            114,178   $  1,046,475           200,192   $  1,634,738
Shares issued on reinvestment
of distributions                        11,169        103,760            11,452         91,607
                                    ----------   ------------        ----------   ------------
                                       125,347      1,150,235           211,644      1,726,345
Shares repurchased                    (134,555)    (1,212,697)         (178,134)    (1,428,679)(g)
                                    ----------   ------------        ----------   ------------
      Net increase (decrease)           (9,208)  $    (62,462)           33,510   $    297,666
                                    ==========   ============        ==========   ============

EUROPEAN GROWTH & INCOME FUND                            K SHARES
                                    ----------------------------------------------------
                                          Year Ended                   Year Ended
                                        August 31, 2006              August 31, 2005
                                    ----------------------        ----------------------
                                     Shares      Value            Shares        Value
                                    -------   ------------        -------   ------------
Shares sold                         168,613   $  1,555,807        241,874   $  1,956,833
Shares issued on reinvestment
of distributions                      6,431         60,540          4,300         34,800
                                    -------   ------------        -------   ------------
                                    175,044      1,616,347        246,174      1,991,633
Shares repurchased                  (69,793)      (645,417)       (56,580)      (455,147)
                                    -------   ------------        -------   ------------
      Net increase (decrease)       105,251   $    970,930        189,594   $  1,536,486
                                    =======   ============        =======   ============

NASDAQ-100 INDEX FUND                                     DIRECT SHARES
                                    ----------------------------------------------------------
                                            Year Ended                       Year Ended
                                         August 31, 2006                  August 31, 2005
                                    -------------------------        -------------------------
                                       Shares        Value             Shares        Value
                                    ----------   ------------        ----------   ------------
Shares sold                            290,532   $  1,190,697           619,200   $  2,368,771
Shares issued on reinvestment
of distributions                         8,779         37,486            14,943         60,976
                                    ----------   ------------        ----------   ------------
                                       299,311      1,228,183           634,143      2,429,747
Shares repurchased                  (1,056,057)    (4,329,951)(h)      (979,336)    (3,734,072)(i)
                                    ----------   ------------        ----------   ------------
      Net increase (decrease)         (756,746)  $ (3,101,768)         (345,193)  $ (1,304,325)
                                    ==========   ============        ==========   ============

NASDAQ-100 INDEX FUND                                     K SHARES
                                     ----------------------------------------------------
                                           Year Ended                   Year Ended
                                         August 31, 2006              August 31, 2005
                                    -----------------------        ----------------------
                                      Shares      Value            Shares        Value
                                    --------   ------------        -------   ------------
Shares sold                          333,070   $  1,352,885        522,499   $  2,003,324
Shares issued on reinvestment
of distributions                          --             --          1,918          7,785
                                    --------   ------------        -------   ------------
                                     333,070      1,352,885        524,417      2,011,109
Shares repurchased                  (200,810)      (794,867)      (140,898)      (531,261)
                                    --------   ------------        -------   ------------
      Net increase (decrease)        132,260   $    558,018        383,519   $  1,479,848
                                    ========   ============        =======   ============

(a) Net of redemption fees of $169
(b) Net of redemption fees of $956
(c) Net of redemption fees of $3
(d) Net of redemption fees of $83
(e) Net of redemption fees of $741
(f) Net of redemption fees of $24
(g) Net of redemption fees of $46
(h) Net of redemption fees of $46
(i) Net of redemption fees of $50

                See accompanying notes to financial statements

-------------------------------------------------------------------------------
                             FINANCIAL HIGHLIGHTS
                (FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR)
-------------------------------------------------------------------------------

                                             Year Ended       Year Ended       Year Ended       Year Ended       Year Ended
                                             August 31,       August 31,       August 31,       August 31,       August 31,
CALIFORNIA TAX-FREE INCOME FUND                 2006             2005             2004             2003             2002
                                            -------------------------------------------------------------------------------
Net asset value, beginning of year          $     12.41      $     12.78      $     12.66      $     13.24      $     13.17
                                            -----------      -----------      -----------      -----------      -----------
INCOME FROM INVESTMENT OPERATIONS
    Net investment income                          0.50             0.50             0.50             0.50             0.52
    Net gain (loss) on securities
      (both realized and unrealized)              (0.29)           (0.13)            0.22            (0.42)            0.18
                                            -----------      -----------      -----------      -----------      -----------
         Total from investment operations          0.21             0.37             0.72             0.08             0.70
                                            -----------      -----------      -----------      -----------      -----------
LESS DISTRIBUTIONS
    Dividends from net investment income          (0.50)           (0.51)           (0.50)           (0.50)           (0.52)
    Distributions from capital gains              (0.27)           (0.23)           (0.10)           (0.16)           (0.11)
                                            -----------      -----------      -----------      -----------      -----------
         Total distributions                      (0.77)           (0.74)           (0.60)           (0.66)           (0.63)
                                            -----------      -----------      -----------      -----------      -----------
    Paid in capital from redemption fee
      (Note 1)                                    (0.00)(a)        (0.00)(a)          N/A              N/A              N/A
                                            -----------      -----------      -----------      -----------      -----------
Net asset value, end of year                $     11.85      $     12.41      $     12.78      $     12.66      $     13.24
                                            ===========      ===========      ===========      ===========      ===========

Total return                                       1.84%            2.96%            5.82%            0.61%            5.55%

RATIOS/SUPPLEMENTAL DATA
    Net assets, end of year (in 000's)      $   127,178      $   142,125      $   158,327      $   172,488      $   206,909
    Ratio of expenses to average net
      assets:                                      0.71%            0.66%            0.62%            0.61%            0.61%
    Ratio of net investment income to
      average net assets:                          4.17%            4.05%            3.86%            3.82%            4.11%
    Portfolio turnover                            17.01%           31.95%           11.64%            1.44%           22.94%

                                             Year Ended       Year Ended       Year Ended       Year Ended       Year Ended
                                             August 31,       August 31,       August 31,       August 31,       August 31,
CALIFORNIA INSURED INTERMEDIATE FUND            2006             2005             2004             2003             2002
                                            -------------------------------------------------------------------------------
Net asset value, beginning of year          $     10.79      $     10.98      $     10.80      $     11.22      $     11.09
                                            -----------      -----------      -----------      -----------      -----------
INCOME FROM INVESTMENT OPERATIONS
    Net investment income                          0.33             0.34             0.33             0.33             0.39
    Net gain (loss) on securities
      (both realized and unrealized)              (0.16)           (0.17)            0.21            (0.21)            0.27
                                            -----------      -----------      -----------      -----------      -----------
         Total from investment operations          0.17             0.17             0.54             0.12             0.66
                                            -----------      -----------      -----------      -----------      -----------
LESS DISTRIBUTIONS
    Dividends from net investment income          (0.33)           (0.34)           (0.33)           (0.33)           (0.39)
    Distributions from capital gains              (0.14)           (0.02)           (0.03)           (0.21)           (0.14)
                                            -----------      -----------      -----------      -----------      -----------
         Total distributions                      (0.47)           (0.36)           (0.36)           (0.54)           (0.53)
                                            -----------      -----------      -----------      -----------      -----------
    Paid in capital from redemption fee
      (Note 1)                                    (0.00)(a)        (0.00)(a)          N/A              N/A              N/A
                                            -----------      -----------      -----------      -----------      -----------
Net asset value, end of year                $     10.49      $     10.79      $     10.98      $     10.80      $     11.22
                                            ===========      ===========      ===========      ===========      ===========

Total return                                       1.67%            1.58%            5.06%            1.03%            6.17%

RATIOS/SUPPLEMENTAL DATA
    Net assets, end of year (in 000's)      $    19,631      $    22,066      $    26,353      $    27,906      $    27,105
    Ratio of expenses to average net
      assets:
         Before expense reimbursements             0.89%            0.78%            0.71%            0.71%            0.72%
         After expense reimbursements              0.68%            0.65%            0.59%            0.58%            0.55%
    Ratio of net investment income to
      average net assets:
         Before expense reimbursements             2.92%            2.95%            2.85%            2.83%            3.43%
         After expense reimbursements              3.12%            3.08%            2.97%            2.96%            3.60%
    Portfolio turnover                             2.75%            9.18%           21.62%           22.45%           29.28%

(a)  Less than $0.01 per share.

                See accompanying notes to financial statements

-------------------------------------------------------------------------------
                             FINANCIAL HIGHLIGHTS
          (FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR) - (CONTINUED)
-------------------------------------------------------------------------------

                                             Year Ended       Year Ended       Year Ended       Year Ended       Year Ended
                                             August 31,       August 31,       August 31,       August 31,       August 31,
CALIFORNIA TAX-FREE MONEY MARKET FUND           2006             2005             2004             2003             2002
                                            -------------------------------------------------------------------------------
Net asset value, beginning of year          $     1.000      $     1.000      $     1.000      $     1.000      $     1.000
                                            -----------      -----------      -----------      -----------      -----------
INCOME FROM INVESTMENT OPERATIONS
    Net investment income                         0.025            0.014            0.005            0.007            0.011
LESS DISTRIBUTIONS
    Dividends from net investment income         (0.025)          (0.014)          (0.005)          (0.007)          (0.011)
                                            -----------      -----------      -----------      -----------      -----------
Net asset value, end of year                $     1.000      $     1.000      $     1.000      $     1.000      $     1.000
                                            ===========      ===========      ===========      ===========      ===========

Total return                                       2.52%            1.46%            0.54%            0.70%            1.15%

RATIOS/SUPPLEMENTAL DATA
    Net assets, end of year (in 000's)      $    81,876      $    55,785      $    93,180      $    88,804      $    93,371
    Ratio of expenses to average net
      assets:
         Before expense reimbursements             0.75%            0.69%            0.65%            0.65%            0.65%
         After expense reimbursements              0.53%            0.50%            0.44%            0.43%            0.40%
    Ratio of net investment income to
      average net assets:
         Before expense reimbursements             2.32%            1.22%            0.33%            0.48%            0.90%
         After expense reimbursements              2.54%            1.41%            0.54%            0.70%            1.15%




                See accompanying notes to financial statements

-------------------------------------------------------------------------------
                             FINANCIAL HIGHLIGHTS
          (FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR) - (CONTINUED)
-------------------------------------------------------------------------------

                                             Year Ended       Year Ended       Year Ended       Year Ended       Year Ended
U.S. GOVERNMENT SECURITIES FUND              August 31,       August 31,       August 31,       August 31,       August 31,
Direct Shares                                   2006             2005             2004             2003             2002
                                            -------------------------------------------------------------------------------
Net asset value, beginning of year          $     10.51      $     10.60      $     10.56      $     10.73      $     10.77
                                            -----------      -----------      -----------      -----------      -----------
INCOME FROM INVESTMENT OPERATIONS
    Net investment income                          0.42             0.37             0.35             0.35             0.50
    Net gain (loss) on securities
      (both realized and unrealized)              (0.32)           (0.00)(a)         0.09            (0.08)            0.19
                                            -----------      -----------      -----------      -----------      -----------
         Total from investment operations          0.10             0.37             0.44             0.27             0.69
                                            -----------      -----------      -----------      -----------      -----------
LESS DISTRIBUTIONS
    Dividends from net investment income          (0.42)           (0.37)           (0.32)           (0.44)           (0.59)
    Distributions from capital gains                 --            (0.09)           (0.08)              --            (0.14)
                                            -----------      -----------      -----------      -----------      -----------
         Total distributions                      (0.42)           (0.46)           (0.40)           (0.44)           (0.73)
                                            -----------      -----------      -----------      -----------      -----------
    Paid in capital from redemption fee
      (Note 1)                                    (0.00)(a)        (0.00)(a)          N/A              N/A              N/A
                                            -----------      -----------      -----------      -----------      -----------
Net asset value, end of year                $     10.19      $     10.51      $     10.60      $     10.56      $     10.73
                                            ===========      ===========      ===========      ===========      ===========

Total return                                       1.00%            3.60%            4.23%            2.52%            6.65%

RATIOS/SUPPLEMENTAL DATA
    Net assets, end of year (in 000's)      $    21,430      $    25,024      $    27,454      $    31,585      $    33,275
    Ratio of expenses to average net
      assets:
         Before expense reimbursements:            0.86%            0.79%            0.75%            0.71%            0.71%
         After expense reimbursements:             0.74%            0.71%            0.65%            0.65%            0.65%
    Ratio of net investment income to
      average net assets:
         Before expense reimbursements             3.94%            3.46%            2.92%            3.22%            4.59%
         After expense reimbursements              4.06%            3.54%            3.02%            3.28%            4.65%
    Portfolio turnover                            71.63%           39.85%          103.98%           39.29%          150.35%

                                             Year Ended       Year Ended      October 16, 2003*
                                             August 31,       August 31,        to August 31,
K Shares                                        2006             2005                2004
                                            ---------------------------------------------------
Net asset value, beginning of period        $     10.57      $     10.65      $     10.55
                                            -----------      -----------      -----------
INCOME FROM INVESTMENT OPERATIONS
      Net investment income                        0.36             0.31             0.23
      Net gain (loss) on securities
       (both realized and unrealized)             (0.31)            0.01             0.15
                                            -----------      -----------      -----------
           Total from investment operations        0.05             0.32             0.38
                                            -----------      -----------      -----------
LESS DISTRIBUTIONS
      Dividends from net investment income        (0.36)           (0.31)           (0.20)
      Distributions from capital gains               --            (0.09)           (0.08)
                                            -----------      -----------      -----------
           Total distributions                    (0.36)           (0.40)           (0.28)
                                            -----------      -----------      -----------
      Paid in capital from redemption fee
        (Note 1)                                     --               --              N/A
                                            -----------      -----------      -----------
Net asset value, end of period              $     10.26      $     10.57      $     10.65
                                            ===========      ===========      ===========

Total return                                       0.55%            3.07%            3.66%**

RATIOS/SUPPLEMENTAL DATA
      Net assets, end of period (in 000's)  $     5,285      $     4,308      $     1,689
      Ratio of expenses to average net
        assets:
           Before expense reimbursements:          1.36%            1.30%            1.25%***
           After expense reimbursements:           1.24%            1.22%            1.15%***
      Ratio of net investment income to
        average net assets:
           Before expense reimbursements           3.44%            2.95%            2.42%***
           After expense reimbursements            3.56%            3.03%            2.52%***
      Portfolio turnover                          71.63%           39.85%          103.98%

*   Commencement of operations.
**  Not Annualized
*** Annualized
(a) Less than $0.01 per share.

                See accompanying notes to financial statements

-------------------------------------------------------------------------------
                             FINANCIAL HIGHLIGHTS
          (FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR) - (CONTINUED)
-------------------------------------------------------------------------------

                                             Year Ended       Year Ended       Year Ended       Year Ended       Year Ended
SHORT-TERM U.S. GOVERNMENT BOND FUND         August 31,       August 31,       August 31,       August 31,       August 31,
Direct Shares                                   2006             2005             2004             2003             2002
                                            -------------------------------------------------------------------------------
Net asset value, beginning of year          $      9.96      $     10.09      $     10.11      $     10.17      $     10.24
                                            -----------      -----------      -----------      -----------      -----------
INCOME FROM INVESTMENT OPERATIONS
    Net investment income                          0.34             0.21             0.11             0.18             0.30
    Net gain (loss) on securities
      (both realized and unrealized)              (0.10)           (0.13)              --            (0.06)            0.09
                                            -----------      -----------      -----------      -----------      -----------
         Total from investment operations          0.24             0.08             0.11             0.12             0.39
                                            -----------      -----------      -----------      -----------      -----------
LESS DISTRIBUTIONS
    Dividends from net investment income          (0.34)           (0.21)           (0.12)           (0.18)           (0.30)
    Distributions from capital gains                 --            (0.00)(a)        (0.01)              --            (0.16)
                                            -----------      -----------      -----------      -----------      -----------
         Total distributions                      (0.34)           (0.21)           (0.13)           (0.18)           (0.46)
                                            -----------      -----------      -----------      -----------      -----------
Net asset value, end of year                $      9.86      $      9.96      $     10.09      $     10.11      $     10.17
                                            ===========      ===========      ===========      ===========      ===========

Total return                                       2.43%            0.82%            1.06%            1.17%            3.90%

RATIOS/SUPPLEMENTAL DATA
    Net assets, end of year (in 000's)      $    13,235      $    15,354      $    15,098      $    21,500      $    10,942
    Ratio of expenses to average net
      assets:
         Before expense reimbursements:            0.92%            0.85%            0.80%            0.80%            0.82%
         After expense reimbursements:             0.59%            0.56%            0.50%            0.49%            0.43%
    Ratio of net investment income to
      average net assets:
         Before expense reimbursements             3.06%            1.77%            0.85%            1.35%            2.57%
         After expense reimbursements              3.39%            2.06%            1.15%            1.66%            2.96%
    Portfolio turnover                            82.25%          159.11%           62.58%           74.45%          119.61%

                                             Year Ended       Year Ended      October 16, 2003*
                                             August 31,       August 31,        to August 31,
K Shares                                        2006             2005                2004
                                            ---------------------------------------------------
Net asset value, beginning of period        $      9.96      $     10.10      $     10.12
                                            -----------      -----------      -----------
INCOME FROM INVESTMENT OPERATIONS
      Net investment income                        0.28             0.15             0.05
      Net gain (loss) on securities
        (both realized and unrealized)            (0.09)           (0.14)           (0.01)
                                            -----------      -----------      -----------
           Total from investment operations        0.19             0.01             0.04
                                            -----------      -----------      -----------
LESS DISTRIBUTIONS
      Dividends from net investment income        (0.28)           (0.15)           (0.05)
                                            -----------      -----------      -----------
      Distributions from capital gains               --            (0.00)(a)        (0.01)
                                            -----------      -----------      -----------
           Total distributions                    (0.28)           (0.15)           (0.06)
                                            -----------      -----------      -----------
Net asset value, end of period              $      9.87      $      9.96      $     10.10
                                            ===========      ===========      ===========

Total return                                       1.98%            0.20%            0.41%**

RATIOS/SUPPLEMENTAL DATA
      Net assets, end of period (in 000's)  $     1,435      $     1,277      $     1,235
      Ratio of expenses to average
        net assets:
           Before expense reimbursements:          1.42%            1.35%            1.30%***
           After expense reimbursements:           1.09%            1.06%            1.00%***
      Ratio of net investment income to
        average net assets:
           Before expense reimbursements           2.56%            1.27%            0.35%***
           After expense reimbursements            2.89%            1.56%            0.65%***
      Portfolio turnover                          82.25%          159.11%           62.58%


*   Commencement of operations.
**  Not Annualized
*** Annualized
(a) Less than $0.01 per share.

                See accompanying notes to financial statements

-------------------------------------------------------------------------------
                             FINANCIAL HIGHLIGHTS
          (FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR) - (CONTINUED)
-------------------------------------------------------------------------------

                                             Year Ended       Year Ended       Year Ended       Year Ended       Year Ended
THE UNITED STATES TREASURY TRUST             August 31,       August 31,       August 31,       August 31,       August 31,
Direct Shares                                   2006             2005             2004             2003             2002
                                            -------------------------------------------------------------------------------

Net asset value, beginning of year          $     1.000      $     1.000      $     1.000      $     1.000      $     1.000
                                            -----------      -----------      -----------      -----------      -----------
INCOME FROM INVESTMENT OPERATIONS
    Net investment income                         0.037            0.017            0.006            0.008            0.017
                                            -----------      -----------      -----------      -----------      -----------
LESS DISTRIBUTIONS
    Dividends from net investment income         (0.037)          (0.017)          (0.006)          (0.008)          (0.017)
                                            -----------      -----------      -----------      -----------      -----------
Net asset value, end of year                $     1.000      $     1.000      $     1.000      $     1.000      $     1.000
                                            ===========      ===========      ===========      ===========      ===========

Total return                                       3.74%            1.72%            0.63%            0.86%            1.70%

RATIOS/SUPPLEMENTAL DATA
    Net assets, end of year (in 000's)      $    48,604      $    36,919      $    39,143      $    40,635      $    51,013
    Ratio of expenses to average net
      assets:
         Before expense reimbursements:            0.80%            0.74%            0.71%            0.70%            0.67%
         After expense reimbursements:             0.53%            0.48%            0.36%            0.42%            0.42%
    Ratio of net investment income to
      average net assets:
         Before expense reimbursements             3.61%            1.59%            0.28%            0.56%            1.45%
         After expense reimbursements              3.88%            1.85%            0.63%            0.84%            1.70%

                                             Year Ended       Year Ended      October 16, 2003*
                                             August 31,       August 31,        to August 31,
K Shares                                        2006             2005                2004
                                            ---------------------------------------------------

Net asset value, beginning of period        $     1.000      $     1.000      $     1.000
                                            -----------      -----------      -----------
INCOME FROM INVESTMENT OPERATIONS
      Net investment income                       0.032            0.012            0.001
LESS DISTRIBUTIONS
      Dividends from net investment income       (0.032)          (0.012)          (0.001)
                                            -----------      -----------      -----------
Net asset value, end of period              $     1.000      $     1.000      $     1.000
                                            ===========      ===========      ===========

Total return                                       3.22%            1.22%            0.12%**

RATIOS/SUPPLEMENTAL DATA
      Net assets, end of period (in 000's)  $     2,487      $     2,490      $       944
      Ratio of expenses to average net
        assets:
           Before expense reimbursements:          1.30%            1.25%            1.21%***
           After expense reimbursements:           1.03%            0.99%            0.86%***
      Ratio of net investment income to
        average net assets:
           Before expense reimbursements           3.11%            1.08%           (0.22)%***
           After expense reimbursements            3.38%            1.34%           (0.13)%***

*   Commencement of operations.
**  Not Annualized
*** Annualized

                See accompanying notes to financial statements

-------------------------------------------------------------------------------
                             FINANCIAL HIGHLIGHTS
          (FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR) - (CONTINUED)
-------------------------------------------------------------------------------

                                             Year Ended       Year Ended       Year Ended       Year Ended       Year Ended
S&P 500 INDEX FUND                           August 31,       August 31,       August 31,       August 31,       August 31,
Direct Shares                                   2006             2005             2004             2003             2002
                                            -------------------------------------------------------------------------------
Net asset value, beginning of year          $     24.61      $     22.32      $     20.36      $     18.48      $     22.79
                                            -----------      -----------      -----------      -----------      -----------
INCOME FROM INVESTMENT OPERATIONS
    Net investment income                          0.42             0.44             0.32             0.29             0.29
    Net gain (loss) on securities
      (both realized and unrealized)               1.68             2.29             1.95             1.89            (4.31)
                                            -----------      -----------      -----------      -----------      -----------
         Total from investment operations          2.10             2.73             2.27             2.18            (4.02)
                                            -----------      -----------      -----------      -----------      -----------
LESS DISTRIBUTIONS
    Dividends from net investment income          (0.40)           (0.44)           (0.31)           (0.30)           (0.29)
    Distributions from capital gains                 --               --               --               --               --
                                            -----------      -----------      -----------      -----------      -----------
         Total distributions                      (0.40)           (0.44)           (0.31)           (0.30)           (0.29)
                                            -----------      -----------      -----------      -----------      -----------
    Paid in capital from redemption fee
      (Note 1)                                    (0.00)(a)        (0.00)(a)          N/A              N/A              N/A
                                            -----------      -----------      -----------      -----------      -----------
Net asset value, end of year                $     26.31      $     24.61      $     22.32      $     20.36      $     18.48
                                            ===========      ===========      ===========      ===========      ===========

Total return                                       8.61%           12.31%           11.16%           12.03%          (17.83)%

RATIOS/SUPPLEMENTAL DATA
    Net assets, end of year (in 000's)      $   100,927      $   102,899      $   106,305      $    98,264      $    93,961
    Ratio of expenses to average net
      assets:
         Before expense reimbursements:            0.53%            0.46%            0.43%            0.45%            0.41%
         After expense reimbursements:             0.36%            0.33%            0.27%            0.25%            0.20%
    Ratio of net investment income to
      average net assets:
         Before expense reimbursements             1.44%            1.35%            1.27%            1.35%            1.30%
         After expense reimbursements              1.61%            1.48%            1.43%            1.55%            1.51%
    Portfolio turnover                             3.56%            3.36%            2.00%            3.63%           31.12%

                                             Year Ended       Year Ended      October 16, 2003*
                                             August 31,       August 31,        to August 31,
K Shares                                        2006             2005                2004
                                            ---------------------------------------------------

Net asset value, beginning of period        $     24.70      $     22.37      $     21.17
                                            -----------      -----------      -----------
INCOME FROM INVESTMENT OPERATIONS
      Net investment income                        0.28             0.29             0.12
      Net gain (loss) on securities
        (both realized and unrealized)             1.69             2.33             1.16
                                            -----------      -----------      -----------
           Total from investment operations        1.97             2.62             1.28
                                            -----------      -----------      -----------
LESS DISTRIBUTIONS
      Dividends from net investment income        (0.26)           (0.29)           (0.08)
      Distributions from capital gains               --               --               --
                                            -----------      -----------      -----------
           Total distributions                    (0.26)           (0.29)           (0.08)
                                            -----------      -----------      -----------
      Paid in capital from redemption fee
        (Note 1)                                     --               --              N/A
                                            -----------      -----------      -----------
Net asset value, end of period              $     26.41      $     24.70      $     22.37
                                            ===========      ===========      ===========

Total return                                       8.04%           11.77%            6.05%**

RATIOS/SUPPLEMENTAL DATA
      Net assets, end of period (in 000's)  $     6,159      $     4,641      $     2,261
      Ratio of expenses to average net
        assets:
           Before expense reimbursements:          1.03%            0.97%            0.93%***
           After expense reimbursements:           0.86%            0.84%            0.77%***
      Ratio of net investment income to
        average net assets:
           Before expense reimbursements           0.94%            0.84%            0.77%***
           After expense reimbursements            1.11%            0.97%            0.93%***
      Portfolio turnover                           3.56%            3.36%            2.00%

*   Commencement of operations.
**  Not Annualized
*** Annualized
(a) Less than $0.01 per share.

                See accompanying notes to financial statements

-------------------------------------------------------------------------------
                             FINANCIAL HIGHLIGHTS
          (FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR) - (CONTINUED)
-------------------------------------------------------------------------------

                                             Year Ended       Year Ended       Year Ended       Year Ended       Year Ended
S&P MIDCAP INDEX FUND                        August 31,       August 31,       August 31,       August 31,       August 31,
Direct Shares                                   2006             2005             2004             2003             2002
                                            -------------------------------------------------------------------------------
Net asset value, beginning of year          $     23.34      $     19.00      $     17.01      $     14.60      $     16.18
                                            -----------      -----------      -----------      -----------      -----------
INCOME FROM INVESTMENT OPERATIONS
    Net investment income                          0.21             0.18             0.13             0.12             0.05
    Net gain (loss) on securities
      (both realized and unrealized)               1.11             4.34             1.98             2.41            (1.54)
                                            -----------      -----------      -----------      -----------      -----------
         Total from investment operations          1.32             4.52             2.11             2.53            (1.49)
                                            -----------      -----------      -----------      -----------      -----------
LESS DISTRIBUTIONS
    Dividends from net investment income          (0.21)           (0.18)           (0.12)           (0.12)           (0.03)
    Distributions from capital gains              (1.56)              --               --               --            (0.06)
                                            -----------      -----------      -----------      -----------      -----------
         Total distributions                      (1.77)           (0.18)           (0.12)           (0.12)           (0.09)
                                            -----------      -----------      -----------      -----------      -----------
    Paid in capital from redemption fee
      (Note 1)                                    (0.00)(a)        (0.00)(a)          N/A              N/A              N/A
                                            -----------      -----------      -----------      -----------      -----------
Net asset value, end of year                $     22.89      $     23.34      $     19.00      $     17.01      $     14.60
                                            ===========      ===========      ===========      ===========      ===========

Total return                                       5.80%           23.87%           12.44%           17.46%           (8.77)%

RATIOS/SUPPLEMENTAL DATA
    Net assets, end of year (in 000's)      $   162,988      $   161,655      $   126,678      $   103,771      $    96,590
    Ratio of expenses to average net
      assets:
         Before expense reimbursements:            0.64%            0.59%            0.58%            0.58%            0.58%
         After expense reimbursements:             0.58%            0.55%            0.49%            0.46%            0.40%
    Ratio of net investment income to
      average net assets:
         Before expense reimbursements             0.84%            0.80%            0.60%            0.66%            0.78%
         After expense reimbursements              0.91%            0.84%            0.69%            0.78%            0.96%
    Portfolio turnover                            13.83%           18.07%           12.75%            8.33%           21.73%

                                             Year Ended       Year Ended      October 16, 2003*
                                             August 31,       August 31,        to August 31,
K Shares                                        2006             2005                2004
                                            ---------------------------------------------------

Net asset value, beginning of period        $     23.34      $     19.00      $     17.78
                                            -----------      -----------      -----------
INCOME FROM INVESTMENT OPERATIONS
      Net investment income                        0.09             0.07             0.05
      Net gain (loss) on securities
        (both realized and unrealized)             1.10             4.34             1.19
                                            -----------      -----------      -----------
           Total from investment operations        1.19             4.41             1.24
                                            -----------      -----------      -----------
LESS DISTRIBUTIONS
      Dividends from net investment income        (0.09)           (0.07)           (0.02)
      Distributions from capital gains            (1.56)              --               --
                                            -----------      -----------      -----------
           Total distributions                    (1.65)           (0.07)           (0.02)
                                            -----------      -----------      -----------
      Paid in capital from redemption fee
        (Note 1)                                     --               --              N/A
                                            -----------      -----------      -----------
Net asset value, end of period              $     22.88      $     23.34      $     19.00
                                            ===========      ===========      ===========

Total return                                       5.23%           23.26%            6.96%**

RATIOS/SUPPLEMENTAL DATA
      Net assets, end of period (in 000's)  $     5,617      $     4,881      $     2,459
      Ratio of expenses to average net
        assets:
           Before expense reimbursements:          1.14%            1.09%            1.08%***
           After expense reimbursements:           1.08%            1.05%            0.99%***
      Ratio of net investment income to
        average net assets:
           Before expense reimbursements           0.34%            0.30%            0.10%***
           After expense reimbursements            0.41%            0.34%            0.19%***
      Portfolio turnover                          13.83%           18.07%           12.75%

*   Commencement of operations.
**  Not Annualized
*** Annualized
(a) Less than $0.01 per share.

                See accompanying notes to financial statements

-------------------------------------------------------------------------------
                             FINANCIAL HIGHLIGHTS
          (FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR) - (CONTINUED)
-------------------------------------------------------------------------------

                                             Year Ended       Year Ended       Year Ended       Year Ended       Year Ended
S&P SMALLCAP INDEX FUND                      August 31,       August 31,       August 31,       August 31,       August 31,
Direct Shares                                   2006             2005             2004             2003             2002
                                            -------------------------------------------------------------------------------
Net asset value, beginning of year          $     19.08      $     15.85      $     14.07      $     11.60      $     12.89
                                            -----------      -----------      -----------      -----------      -----------
INCOME FROM INVESTMENT OPERATIONS
    Net investment income                          0.10             0.09             0.04             0.03             0.03
    Net gain (loss) on securities
      (both realized and unrealized)               1.18             3.99             1.92             2.51            (1.28)
                                            -----------      -----------      -----------      -----------      -----------
         Total from investment operations          1.28             4.08             1.96             2.54            (1.25)
                                            -----------      -----------      -----------      -----------      -----------
LESS DISTRIBUTIONS
    Dividends from net investment income          (0.10)           (0.09)           (0.04)           (0.03)           (0.04)
    Distributions from capital gains              (0.88)           (0.76)           (0.14)           (0.04)              --
                                            -----------      -----------      -----------      -----------      -----------
         Total distributions                      (0.98)           (0.85)           (0.18)           (0.07)           (0.04)
                                            -----------      -----------      -----------      -----------      -----------
    Paid in capital from redemption fee
      (Note 1)                                    (0.00)(a)        (0.00)(a)          N/A              N/A              N/A
                                            -----------      -----------      -----------      -----------      -----------
Net asset value, end of year                $     19.38      $     19.08      $     15.85      $     14.07      $     11.60
                                            ===========      ===========      ===========      ===========      ===========

Total return                                       6.94%           26.17%           13.93%           22.04%           (9.69)%

RATIOS/SUPPLEMENTAL DATA
    Net assets, end of year (in 000's)      $    24,609      $    24,250      $    20,742      $    18,526      $    15,813
    Ratio of expenses to average net
      assets:
         Before expense reimbursements:            0.92%            0.86%            0.82%            0.88%            0.88%
         After expense reimbursements:             0.74%            0.71%            0.65%            0.65%            0.65%
    Ratio of net investment income to
      average net assets:
         Before expense reimbursements             0.33%            0.37%            0.09%            0.08%            0.00%
         After expense reimbursements              0.51%            0.52%            0.26%            0.31%            0.23%
    Portfolio turnover                            11.24%            7.25%           14.60%           16.51%           17.64%

                                             Year Ended       Year Ended      October 16, 2003*
                                             August 31,       August 31,        to August 31,
K Shares                                        2006             2005                2004
                                            ---------------------------------------------------

Net asset value, beginning of period        $     19.04      $     15.82      $     14.78
                                            -----------      -----------      -----------
INCOME FROM INVESTMENT OPERATIONS
      Net investment income                          --             0.01            (0.01)
      Net gain (loss) on securities
        (both realized and unrealized)             1.18             3.97             1.19
                                            -----------      -----------      -----------
           Total from investment operations        1.18             3.98             1.18
                                            -----------      -----------      -----------
LESS DISTRIBUTIONS
      Dividends from net investment income        (0.01)              --               --
      Distributions from capital gains            (0.88)           (0.76)           (0.14)
                                            -----------      -----------      -----------
           Total distributions                    (0.89)           (0.76)           (0.14)
                                            -----------      -----------      -----------
      Paid in capital from redemption fee
        (Note 1)                                     --               --              N/A
                                            -----------      -----------      -----------
Net asset value, end of period              $     19.33      $     19.04      $     15.82
                                            ===========      ===========      ===========

Total return                                       6.38%           25.53%            7.99%**

RATIOS/SUPPLEMENTAL DATA
      Net assets, end of period (in 000's)  $     7,290      $     6,070      $     2,700
      Ratio of expenses to average net
        assets:
           Before expense reimbursements:          1.42%            1.36%            1.32%***
           After expense reimbursements:           1.24%            1.21%            1.15%***
      Ratio of net investment income to
        average net assets:
           Before expense reimbursements          (0.17)%          (0.13)%          (0.41)%***
           After expense reimbursements            0.01%            0.02%           (0.24)%***
      Portfolio turnover                          11.24%            7.25%           14.60%

*   Commencement of operations.
**  Not Annualized
*** Annualized
(a) Less than $0.01 per share.

                See accompanying notes to financial statements

-------------------------------------------------------------------------------
                             FINANCIAL HIGHLIGHTS
          (FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR) - (CONTINUED)
-------------------------------------------------------------------------------

                                             Year Ended       Year Ended       Year Ended       Year Ended       Year Ended
EQUITY INCOME FUND                           August 31,       August 31,       August 31,       August 31,       August 31,
Direct Shares                                   2006             2005             2004             2003             2002
                                            -------------------------------------------------------------------------------
Net asset value, beginning of year          $     16.12      $     14.07      $     12.32      $     11.38      $     12.21
                                            -----------      -----------      -----------      -----------      -----------
INCOME FROM INVESTMENT OPERATIONS
    Net investment income                          0.26             0.26             0.20             0.15             0.17
    Net gain (loss) on securities
      (both realized and unrealized)               0.76             2.05             1.70             0.94            (0.83)
                                            -----------      -----------      -----------      -----------      -----------
         Total from investment operations          1.02             2.31             1.90             1.09            (0.66)
                                            -----------      -----------      -----------      -----------      -----------
LESS DISTRIBUTIONS
    Dividends from net investment income          (0.27)           (0.26)           (0.15)           (0.15)           (0.17)
    Distributions from capital gains              (0.35)              --               --               --               --
                                            -----------      -----------      -----------      -----------      -----------
         Total distributions                      (0.62)           (0.26)           (0.15)           (0.15)           (0.17)
                                            -----------      -----------      -----------      -----------      -----------
    Paid in capital from redemption fee
      (Note 1)                                    (0.00)(a)        (0.00)(a)          N/A              N/A              N/A
                                            -----------      -----------      -----------      -----------      -----------
Net asset value, end of year                $     16.52      $     16.12      $     14.07      $     12.32      $     11.38
                                            ===========      ===========      ===========      ===========      ===========

Total return                                       6.50%           16.51%           15.51%            9.77%           (5.46)%

RATIOS/SUPPLEMENTAL DATA
    Net assets, end of year (in 000's)      $    17,090      $    16.641      $    13,137      $     9,818      $     8,261
    Ratio of expenses to average net
      assets:
         Before expense reimbursements:            0.91%            0.87%            0.90%            0.95%            0.91%
         After expense reimbursements:             0.90%            0.85%            0.80%            0.80%            0.80%
    Ratio of net investment income to
      average net assets:
         Before expense reimbursements             1.61%            1.70%            1.04%            1.24%            1.33%
         After expense reimbursements              1.62%            1.72%            1.14%            1.39%            1.44%
    Portfolio turnover                             2.59%            3.25%           14.43%           30.01%           69.43%

                                             Year Ended       Year Ended      October 16, 2003*
                                             August 31,       August 31,        to August 31,
K Shares                                        2006             2005                2004
                                            ---------------------------------------------------
Net asset value, beginning of period        $     16.17      $     14.10      $     12.90
                                            -----------      -----------      -----------
INCOME FROM INVESTMENT OPERATIONS
      Net investment income                        0.18             0.18             0.01
      Net gain (loss) on securities
        (both realized and unrealized)             0.75             2.07             1.21
                                            -----------      -----------      -----------
           Total from investment operations        0.93             2.25             1.22
                                            -----------      -----------      -----------
LESS DISTRIBUTIONS
      Dividends from net investment income        (0.19)           (0.18)           (0.02)
      Distributions from capital gains            (0.35)              --               --
                                            -----------      -----------      -----------
           Total distributions                    (0.54)           (0.18)           (0.02)
                                            -----------      -----------      -----------
      Paid in capital from redemption fee
        (Note 1)                                     --               --              N/A
                                            -----------      -----------      -----------
Net asset value, end of period              $     16.56      $     16.17      $     14.10
                                            ===========      ===========      ===========

Total return                                       5.92%           16.00%            9.47%**

RATIOS/SUPPLEMENTAL DATA
      Net assets, end of period (in 000's)  $     3,829      $     3,234      $     1,470
      Ratio of expenses to average net
        assets:
           Before expense reimbursements:          1.41%            1.37%            1.40%***
           After expense reimbursements:           1.40%            1.35%            1.30%***
      Ratio of net investment income to
        average net assets:
           Before expense reimbursements           1.11%            1.20%            0.54%***
           After expense reimbursements            1.12%            1.22%            0.64%***
      Portfolio turnover                           2.59%            3.25%           14.43%

*   Commencement of operations.
**  Not Annualized
*** Annualized
(a) Less than $0.01 per share.

                See accompanying notes to financial statements

-------------------------------------------------------------------------------
                             FINANCIAL HIGHLIGHTS
          (FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR) - (CONTINUED)
-------------------------------------------------------------------------------

                                             Year Ended       Year Ended       Year Ended       Year Ended       Year Ended
EUROPEAN GROWTH & INCOME FUND                August 31,       August 31,       August 31,       August 31,       August 31,
Direct Shares                                   2006             2005             2004             2003             2002
                                            -------------------------------------------------------------------------------
Net asset value, beginning of year          $      8.57      $      7.10      $      6.18      $      5.80      $      7.13
                                            -----------      -----------      -----------      -----------      -----------
INCOME FROM INVESTMENT OPERATIONS
    Net investment income                          0.24             0.15             0.16             0.11             0.10
    Net gain (loss) on securities
      (both realized and unrealized)               1.29             1.48             0.89             0.35            (1.34)
                                            -----------      -----------      -----------      -----------      -----------
         Total from investment operations          1.53             1.63             1.05             0.46            (1.24)
                                            -----------      -----------      -----------      -----------      -----------
LESS DISTRIBUTIONS
    Dividends from net investment income          (0.19)           (0.16)           (0.13)           (0.08)           (0.09)
    Distributions from capital gains                 --               --               --               --               --
                                            -----------      -----------      -----------      -----------      -----------
         Total distributions                      (0.19)           (0.16)           (0.13)           (0.08)           (0.09)
                                            -----------      -----------      -----------      -----------      -----------
    Paid in capital from redemption fee
      (Note 1)                                    (0.00)(a)        (0.00)(a)          N/A              N/A              N/A
                                            -----------      -----------      -----------      -----------      -----------
Net asset value, end of year                $      9.91      $      8.57      $      7.10      $      6.18      $      5.80
                                            ===========      ===========      ===========      ===========      ===========

Total return                                      17.97%           23.15%           17.04%            8.17%          (17.50)%

RATIOS/SUPPLEMENTAL DATA
    Net assets, end of year (in 000's)      $     5,719      $     5,024      $     3,923      $     3,364      $     2,357
    Ratio of expenses to average net
      assets:
         Before expense reimbursements:            1.49%            1.55%            1.72%            1.99%            1.99%
         After expense reimbursements:             1.00%            0.98%            0.95%            0.95%            0.95%
    Ratio of net investment income to
      average net assets:
         Before expense reimbursements             2.48%            1.41%            1.17%            0.83%            0.30%
         After expense reimbursements              2.97%            1.98%            1.94%            1.87%            1.34%
    Portfolio turnover                             3.24%            1.47%            2.01%            0.00%            9.70%

                                             Year Ended       Year Ended      October 16, 2003*
                                             August 31,       August 31,        to August 31,
K Shares                                        2006             2005                2004
                                            ---------------------------------------------------

Net asset value, beginning of period        $      8.60      $      7.11      $      6.61
                                            -----------      -----------      -----------
INCOME FROM INVESTMENT OPERATIONS
      Net investment income                        0.19             0.10             0.08
      Net gain (loss) on securities
        (both realized and unrealized)             1.29             1.51             0.48
                                            -----------      -----------      -----------
           Total from investment operations        1.48             1.61             0.56
                                            -----------      -----------      -----------
LESS DISTRIBUTIONS
      Dividends from net investment income        (0.14)           (0.12)           (0.06)
      Distributions from capital gains               --               --               --
                                            -----------      -----------      -----------
           Total distributions                    (0.14)           (0.12)           (0.06)
                                            -----------      -----------      -----------
      Paid in capital from redemption fee
        (Note 1)                                     --               --              N/A
                                            -----------      -----------      -----------
Net asset value, end of period              $      9.94      $      8.60      $      7.11
                                            ===========      ===========      ===========

Total return                                      17.31%           22.78%            8.43%**

RATIOS/SUPPLEMENTAL DATA
      Net assets, end of period (in 000's)  $     4,576      $     3,052      $     1,177
      Ratio of expenses to average net
        assets:
           Before expense reimbursements:          1.99%            2.07%            2.22%***
           After expense reimbursements:           1.50%            1.50%            1.45%***
      Ratio of net investment income to
        average net assets:
           Before expense reimbursements           1.98%            0.89%            0.67%***
           After expense reimbursements            2.47%            1.46%            1.44%***
      Portfolio turnover                           3.24%            1.47%            2.01%

*   Commencement of operations.
**  Not Annualized
*** Annualized
(a) Less than $0.01 per share.

                See accompanying notes to financial statements

-------------------------------------------------------------------------------
                             FINANCIAL HIGHLIGHTS
          (FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR) - (CONTINUED)
-------------------------------------------------------------------------------

                                             Year Ended       Year Ended       Year Ended       Year Ended       Year Ended
NASDAQ-100 INDEX FUND                        August 31,       August 31,       August 31,       August 31,       August 31,
Direct Shares                                   2006             2005             2004             2003             2002
                                            -------------------------------------------------------------------------------

Net asset value, beginning of year          $      3.98      $      3.46      $      3.41      $      2.41      $      3.75
                                            -----------      -----------      -----------      -----------      -----------
INCOME FROM INVESTMENT OPERATIONS
    Net investment income                         (0.00)(a)         0.03            (0.01)           (0.01)           (0.00)(a)
    Net gain (loss) on securities
      (both realized and unrealized)              (0.01)            0.51             0.06             1.01            (1.33)
                                            -----------      -----------      -----------      -----------      -----------
         Total from investment operations         (0.01)            0.54             0.05             1.00            (1.33)
                                            -----------      -----------      -----------      -----------      -----------
LESS DISTRIBUTIONS
    Dividends from net investment income          (0.01)           (0.02)              --               --            (0.01)
    Distributions from capital gains                 --               --               --               --               --
                                            -----------      -----------      -----------      -----------      -----------
         Total distributions                      (0.01)           (0.02)              --               --            (0.01)
                                            -----------      -----------      -----------      -----------      -----------
    Paid in capital from redemption fee
      (Note 1)                                    (0.00)(a)        (0.00)(a)          N/A              N/A              N/A
                                            -----------      -----------      -----------      -----------      -----------
Net asset value, end of year                $      3.96      $      3.98      $      3.46      $      3.41      $      2.41
                                            ===========      ===========      ===========      ===========      ===========

Total return                                      (0.24)%          15.47%            1.47%           41.49%          (35.61)%

RATIOS/SUPPLEMENTAL DATA
    Net assets, end of year (in 000's)      $    12,072      $    15,161      $    14,349      $    14,928      $     9,191
    Ratio of expenses to average net
      assets:
         Before expense reimbursements:            1.03%            0.95%            0.91%            1.05%            0.99%
         After expense reimbursements:             0.74%            0.71%            0.65%            0.65%            0.64%
    Ratio of net investment income to
      average net assets:
         Before expense reimbursements            (0.34)%           0.41%           (0.62)%          (0.80)%          (0.45)%
         After expense reimbursements             (0.05)%           0.65%           (0.36)%          (0.40)%          (0.10)%
    Portfolio turnover                            14.07%            9.94%            8.82%            8.64%            4.18%

                                             Year Ended       Year Ended      October 16, 2003*
                                             August 31,       August 31,        to August 31,
K Shares                                        2006             2005                2004
                                            ---------------------------------------------------
Net asset value, beginning of period        $      3.96      $      3.45      $      3.62
                                            -----------      -----------      -----------
INCOME FROM INVESTMENT OPERATIONS
      Net investment income                       (0.02)              --            (0.01)
      Net gain (loss) on securities
        (both realized and unrealized)            (0.01)            0.52            (0.16)
                                            -----------      -----------      -----------
           Total from investment operations       (0.03)            0.52            (0.17)
                                            -----------      -----------      -----------
LESS DISTRIBUTIONS
      Dividends from net investment income           --            (0.01)              --
      Distributions from capital gains               --               --               --
                                            -----------      -----------      -----------
           Total distributions                       --            (0.01)              --
                                            -----------      -----------      -----------
      Paid in capital from redemption fee
        (Note 1)                                     --               --              N/A
                                            -----------      -----------      -----------
Net asset value, end of period              $      3.93      $      3.96      $      3.45
                                            ===========      ===========      ===========

Total return                                      (0.76)%          15.13%           (4.70)%**

RATIOS/SUPPLEMENTAL DATA
      Net assets, end of period (in 000's)  $     3,908      $     3,417      $     1,651
      Ratio of expenses to average net
        assets:
           Before expense reimbursements:          1.53%            1.46%            1.41%***
           After expense reimbursements:           1.24%            1.22%            1.15%***
      Ratio of net investment income to
        average net assets:
           Before expense reimbursements          (0.84)%          (0.10)%          (1.12)%***
           After expense reimbursements           (0.55)%           0.14%           (0.86)%***
      Portfolio turnover                          14.07%            9.94%            8.82%

*   Commencement of operations.
**  Not Annualized
*** Annualized
(a) Less than $0.01 per share.

                See accompanying notes to financial statements

--------------------------------------------------------------------------------
CALIFORNIA INVESTMENT TRUST     NOTES TO FINANCIAL STATEMENTS    AUGUST 31, 2006
--------------------------------------------------------------------------------

Note 1 -- SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

      California Tax-Free Money Market Fund, California Tax-Free Income Fund and California Insured Intermediate Fund are separate series of shares of beneficial interest of California Investment Trust. U.S. Government Securities Fund, The United States Treasury Trust, S&P 500 Index Fund, S&P MidCap Index Fund, S&P SmallCap Index Fund, Equity Income Fund, European Growth & Income Fund, Nasdaq-100 Index Fund and Short-Term U.S. Government Bond Fund are separate series of shares of beneficial interest of California Investment Trust II. Both Trusts are registered under the Investment Company Act of 1940, as amended, as diversified open-end management investment companies. Both Trusts were organized as Massachusetts business trusts on September 11, 1985 and are authorized to issue an unlimited number of no par value shares in one or more series. The investment objectives of the Funds are as follows: California Tax-Free Income Fund and California Insured Intermediate Fund seek as high a level of income exempt from federal and California personal income taxes as is consistent with prudent investment management and safety of capital. California Tax-Free Money Market Fund seeks capital preservation, liquidity and the highest achievable current income exempt from both federal and California personal income taxes consistent with safety. U.S. Government Securities Fund seeks safety from credit risk, liquidity, and as high a level of income as is consistent with these objectives by investment in full faith and credit obligations of the U.S. Government and its agencies or instrumentalities. The United States Treasury Trust seeks preservation of capital, safety, liquidity and consistent with these objectives, the highest attainable current income exempt from state income taxes. S&P 500 Index Fund, S&P MidCap Index Fund and S&P SmallCap Index Fund are diversified mutual funds that seek to provide investment results that correspond to the total return of publicly traded common stocks represented in the Standard & Poor's 500 Composite Stock Price Index, the Standard & Poor's MidCap 400 Index and the Standard & Poor's SmallCap 600 Index, respectively. The Equity Income Fund seeks a high level of income and capital appreciation (when consistent with high income) by investing primarily in income-producing U.S. equity securities. European Growth & Income Fund seeks to provide long-term capital appreciation and income by investing in large-sized European companies. Nasdaq-100 Index Fund attempts to replicate the performance of the largest non-financial companies as measured by the Nasdaq-100 Index. Short-Term U.S. Government Bond Fund seeks liquidity, safety from credit risk, preservation of investors principal and has a high level of income as is consistent with these objectives by investing in mainly U.S. government securities.

      California Investment Trust II began offering an additional class of shares, Class K, on October 16, 2003. Income, expenses (other than the expenses attributable to a specific class), realized and unrealized gains or losses on investments of the Funds are allocated proportionately to the two classes of shares offered based on the daily net assets, except for Rule 12b-1 distribution fees and shareholder service fees, which are charged only to K Shares. The following is a summary of significant accounting policies followed by the Funds.

      (a) Security Valuation -- Portfolio securities of the S&P 500, S&P MidCap and S&P SmallCap Index Funds, Equity Income Fund, European Growth & Income Fund, and Nasdaq-100 Index Fund listed on a national exchange are valued at the last reported sales price. U.S. Treasury Bills are valued at amortized cost which approximates market value. Portfolio securities of the California Tax-Free Income Fund and the California Insured Intermediate Fund are valued by an independent pricing service that uses market quotations, representing the latest available bid price, prices provided by market makers, or estimates of market values obtained from yield data relating to instruments or securities with similar characteristics, in accordance with procedures established by the Funds' Board of Trustees. The U.S. Government Securities Fund and the Short-Term U.S. Government Bond Fund are valued by an independent pricing service that uses market quotations representing the latest available mean between the bid and ask price, prices provided by market makers or estimates of market value obtained from yield data relating to instruments or securities with similar characteristics. Securities with remaining maturities of 60 days or less are valued on the amortized cost basis as reflecting fair value. All other securities are valued at their fair value as determined in good faith by the Board of Trustees. California Tax-Free Money Market Fund and The United States Treasury Trust securities are valued at amortized cost, which the Board of Trustees has determined in good faith to constitute fair value.

      (b) Futures Contracts -- Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash, as collateral, for the account of the broker (a Fund's agent in acquiring the futures position). During the period the futures contract is open, changes in the value of the contract are recognized as unrealized gains or losses by "marking to market" on a daily basis to reflect the market value of the contract at the end of each day's trading. Variation margin payments are made or received depending upon whether unrealized gains or losses are incurred. When the contract is closed, a Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund's basis in the contract. The S&P 500 Index Fund, S&P MidCap Index Fund, S&P SmallCap Index Fund, Equity Income, European Growth & Income Fund and Nasdaq-100 Index Fund may purchase or sell stock index futures to maintain cash reserves while remaining fully invested, to facilitate trading, to reduce transaction costs, or to seek higher investment returns when a futures contract is priced more attractively than the underlying equity security or index. Risks include the possibility of an illiquid market and an imperfect correlation between the change in market value of the stocks held by a Fund and the prices of futures contracts.

      (c) Federal Income Taxes -- No provision is considered necessary for federal income taxes. The Funds intend to qualify for and elect the tax treatment applicable to regulated investment companies under the Internal Revenue Code and to distribute all of their taxable income to shareholders. Capital loss carry forwards, as of August 31, 2006, available to offset future capital gains, if any, are as follows:

           California        United States       Short-Term       The United
            Tax-Free          Government       United States        States                            European
              Money           Securities         Government        Treasury          S&P 500          Growth &          Nasdaq-100
Expiring   Market Fund           Fund            Bond Fund           Trust         Index Fund        Income Fund        Index Fund
--------  -------------     -------------     -------------     -------------     -------------     -------------     -------------
 2007     $          --     $          --     $          --     $          --     $          --     $         806     $          --
 2008                --                --                --                --                --            53,456           537,333
 2009                --                --                --                --         4,585,973            40,585         2,356,290
 2010                --                --                --                --                --                --                --
 2011                --                --                --                --         2,790,405           104,291         3,015,439
 2012             3,258                --                --                --                --             2,426         1,963,355
 2013                --            19,438            15,901                60                --            59,164         2,084,713
 2014                --           266,271           187,828             5,937                --             9,731           251,077
          -------------     -------------     -------------     -------------     -------------     -------------     -------------
Total     $       3,258     $     285,709     $     203,729     $       5,997     $   7,376,378     $     270,459     $  10,208,207
          =============     =============     =============     =============     =============     =============     =============

Accounting principles generally accepted in the United States of America require certain components of net assets be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. For the year ended August 31, 2006, permanent differences between book and tax accounting have been reclassified to paid-in capital, undistributed net investment income/loss and accumulated realized gain/loss as follows:

                                              Increase (Decrease)     Increase (Decrease) Undistributed       Increase (Decrease)
                                                Paid-in Capital         Net Investment Income (Loss)        Accumulated Gain/(Loss)
------------------------------------------------------------------------------------------------------------------------------------
California Tax-Free Income Fund                    $ (2,591)                    $ (6,566)                           $ 9,157
California Insured Intermediate Fund                   (432)                          --                                432
Short-Term U.S. Government Bond Fund                     --                       (1,299)                             1,299
Nasdaq-100 Index Fund                               (32,741)                      32,741                                 --

--------------------------------------------------------------------------------
CALIFORNIA INVESTMENT TRUST     NOTES TO FINANCIAL STATEMENTS    AUGUST 31, 2006
                                        - (CONTINUED)
--------------------------------------------------------------------------------

      (d) Security Transactions, Investment Income and Distributions to Shareholders -- Security transactions are recorded on the trade date. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Withholding taxes on foreign dividends have been provided for, in accordance with the Trusts' understanding of the applicable country's tax rules and rates. Distributions to shareholders are recorded on the ex-dividend date for the California Tax-Free Income Fund, the California Insured Intermediate Fund, the U.S. Government Securities Fund, S&P 500 Index Fund, S&P MidCap Index Fund, S&P SmallCap Index Fund, Equity Income Fund, European Growth & Income Fund, Nasdaq-100 Index Fund and Short-Term U.S. Government Bond Fund. Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments for futures contracts, redemptions-in-kind and post-October capital losses. For the California Tax-Free Money Market Fund and The United States Treasury Trust, dividends from net investment income are declared daily and reinvested or paid in cash monthly. The two Funds intend to maintain a continuous net asset value per share of $1.00.If net asset value per share using available market information deviates from $1.00 by $.005 or more, the Board of Trustees would consider what steps, if any, should be taken to restore net asset value per share to $1.00.

      (e) Concentration -- The California Tax-Free Income Fund, the California Insured Intermediate Fund and the California Tax-Free Money Market Fund invest in debt instruments of municipal issuers. The issuers' abilities to meet their obligations may be affected by economic developments in the state of California.

      (f) Use of Estimates in Financial Statements -- In preparing financial statements in conformity with accounting principles generally accepted in the United States of America, management makes estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of income and expense during the year. Actual results may differ from these estimates.

      (g) Share Valuations -- The net asset value ("NAV") per share of each Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash or other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding of the Fund, rounded to the nearest cent. A Fund's shares will not be priced on the days on which the NYSE is closed for trading. Bond and Money Market Funds are closed on Columbus Day (observed) and Veteran's Day (observed). The offering and redemption price per share of each Fund is equal to a Fund's NAV per share. Shares of certain funds were charged a 1% redemption fee on shares redeemed or exchanged within seven days of purchase. These fees were deducted from the redemption proceeds otherwise payable to the shareholder. Each Fund retained the fee charged as paid-in capital, and such fees became part of that Fund's daily NAV calculation. The redemption fee was established January 1, 2005.

      (h) Accounting for Uncertainty in Income Taxes -- On July 13, 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Funds' tax return to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Management believes that the adoption of FIN 48 will have no impact on the financial statements of the Funds.

Note 2 -- INVESTMENT MANAGEMENT FEE AND OTHER RELATED PARTY TRANSACTIONS

      CCM Partners ("CCM"), a California limited partnership, provides each Fund with management and limited administrative services pursuant to a management agreement.

      In accordance with the terms of the management agreements with California Tax-Free Money Market Fund, California Tax-Free Income Fund, California Insured Intermediate Fund, U.S. Government Securities Fund, and The U.S. Treasury Trust, CCM receives compensation at the annual rate of 0.50% of the Funds' average daily net assets not exceeding $100 million, 0.45% on net assets from $100 million to $500 million, and 0.40% on net assets above $500 million. In accordance with the terms of the management agreements with the S&P 500 Index Fund and S&P MidCap Index Fund, CCM receives compensation at the annual rate of 0.25% and 0.40%, respectively, of the Funds' average daily net assets. In accordance with the terms of the management agreements with the S&P SmallCap Index Fund, Equity Income Fund, Nasdaq-100 Index Fund and Short-Term U.S. Government Bond Fund, CCM receives compensation at the annual rate of 0.50% of the first $500 million of net assets, plus 0.45% on net assets from $500 million to $1 billion, and 0.40% of net assets above $1 billion. In accordance with the terms of the management agreement with the European Growth & Income Fund, CCM receives compensation at the annual rate of 0.85% of the Fund's average daily net assets. CCM has agreed to reduce its fee by, or reimburse the respective Funds for, any amount necessary to prevent a Fund's total expenses, excluding extraordinary items, from exceeding 1.00% (or 1.50% for Class K shares) of that Fund's average daily net assets. CCM has voluntarily reimbursed more expenses than contractually obligated. This voluntary reimbursement is effective for a calendar year, with renewal at the end of each calendar year, and is not subject to recoupment. Reimbursement from the manager for the year ended August 31, 2006, is as follows:

                                                                           Voluntary Expense Limitation
                                                       -------------------------------------------------------------------------
Fund                                                     Reimburse          Direct Shares          K Shares         Expiration
--------------------------------------------------------------------------------------------------------------------------------
California Insured Intermediate Fund                     $  41,744               0.68%                 N/A            12/31/06
California Tax-Free Money Market Fund                    $ 145,589               0.53%                 N/A            12/31/06
U.S. Government Securities Fund                          $  31,857               0.74%               1.24%            12/31/06
Short-Term U.S. Government Bond Fund                     $  50,442               0.59%               1.09%            12/31/06
The United States Treasury Trust                         $ 104,529               0.53%               1.03%            12/31/06
S&P 500 Index Fund                                       $ 187,303               0.36%               0.86%            12/31/06
S&P MidCap Index Fund                                    $ 108,736               0.58%               1.08%            12/31/06
S&P SmallCap Index Fund                                  $  57,446               0.74%               1.24%            12/31/06
Equity Income Fund *                                     $     950                 N/A                 N/A                 N/A
European Growth & Income Fund                            $  44,359               1.00%               1.50%            12/31/06
Nasdaq-100 Index Fund                                    $  51,952               0.74%               1.24%            12/31/06
--------------------------------------------------------------------------------------------------------------------------------

*For the period 09/01/2005 through 12/31/2005 the expense limitation was 0.89% and 1.39% for Direct Shares and K Shares respectively. Beginning 01/01/2006 the Fund did not renew its voluntary expense limitation.

      As compensation for administrative duties not covered by the management agreement, CCM receives an administration fee, which became effective February 28, 2005. The administration fee is based on assets held, in aggregate, by the Funds comprising California Investment Trust and California Investment Trust II. The fee rates are 0.10% on the first $100 million, 0.08% on the next $400 million, and 0.06% on combined assets over $500 million.

      Certain officers and trustees of the Trusts are also partners of CCM. Michael O'Callaghan has served as the Chief Compliance Officer ("CCO") of the Trusts since August 2004. Mr. O'Callaghan is also employed by CCM Partners, the Advisor and Administrator to the Trusts. The Trusts are responsible for the portion of his salary allocated to his duties as the CCO of the Trusts, and CCM Partners is reimbursed by the Trusts for this portion of his salary. The level of reimbursement is reviewed and determined by the Board of Trustees at least annually.

--------------------------------------------------------------------------------
CALIFORNIA INVESTMENT TRUST     NOTES TO FINANCIAL STATEMENTS    AUGUST 31, 2006
                                        - (CONTINUED)
--------------------------------------------------------------------------------

      California Investment Trust II has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Investment Company Act of 1940, whereby the Class K Shares of each Fund of California Investment Trust II pays the Distributor for expenses that relate to the promotion and distribution of shares. Under the Plan, the Class K Share of the Funds will pay the Distributor a fee at an annual rate of 0.25%, payable monthly, of the daily net assets attributable to such Fund's Class K Shares.

      California Investment Trust II has adopted a Shareholder Services Plan (the "Services Plan"), whereby the Class K Shares of each Fund of California Investment Trust II pay CCM Partners, LP, the Funds' Distributor or other service providers, an annual rate of 0.25% of the average daily net assets of Class K Shares. Such amounts are compensation for providing certain services to clients owning Class K Shares, including processing purchase and redemption transactions, assisting in other administrative details and providing other information with respect to each Fund.

      For the year ended August 31, 2006, the following were paid by the Class K Shares of each Fund of California Investment Trust II:

Fund                                      12b-1 Fees     Shareholder Service Fee
--------------------------------------------------------------------------------
U.S. Government Securities Fund            $11,788             $11,788
Short-Term U.S. Government Bond Fund       $ 3,434             $ 3,434
The United States Treasury Trust           $ 6,161             $ 6,161
S&P 500 Index Fund                         $13,298             $13,298
S&P MidCap Index Fund                      $13,335             $13,335
S&P SmallCap Index Fund                    $16,750             $16,750
Equity Income Fund                         $ 8,761             $ 8,761
European Growth & Income Fund              $ 9,372             $ 9,372
Nasdaq-100 Index Fund                      $ 9,133             $ 9,133

Note 3 - PURCHASES AND SALES OF SECURITIES

      Purchases and sales of securities other than short-term investments during the year ended August 31, 2006 were as follows:

Fund                                         Purchases            Sales
--------------------------------------------------------------------------------
California Tax-Free Income Fund             $21,785,682       $23,146,902
California Insured Intermediate Fund        $   530,785       $ 2,702,315
U.S. Government Securities Fund             $22,881,180       $16,591,785
Short-Term U.S. Government Bond Fund        $12,261,563       $13,135,816
S&P 500 Index Fund                          $ 3,798,624       $ 7,289,090
S&P MidCap Index Fund                       $26,097,923       $23,815,075
S&P SmallCap Index Fund                     $ 5,089,644       $ 3,321,665
Equity Income Fund                          $   461,950       $   822,513
European Growth & Index Fund                $ 1,020,050       $   286,560
Nasdaq-100 Index Fund                       $ 2,426,737       $ 5,014,215

Note 4 - TAX CHARACTER

      The tax character of distributions paid during the years ended August 31, 2006 and 2005 was as follows:

                                                   Ordinary              Long-Term         Exempt-Interest           Total
                                                    Income             Capital Gains          Dividends         Distributions
-----------------------------------------------------------------------------------------------------------------------------
California Tax-Free Income Fund         2006     $    106,681         $   2,976,029*        $   5,530,802       $   8,613,512
                                        2005     $         --         $   2,641,599         $   5,919,149       $   8,560,748
California Insured Intermediate Fund    2006     $         --         $     269,416*        $     628,668       $     898,084
                                        2005     $         --         $      54,421         $     759,043       $     813,464
California Tax-Free Money Market Fund   2006     $         --         $          --         $   1,656,200       $   1,656,200
                                        2005     $         --         $          --         $   1,062,279       $   1,062,279
U.S. Government Securities Fund         2006     $  1,066,162         $          --         $          --       $   1,066,162
                                        2005     $  1,023,984         $     245,911         $          --       $   1,269,895
Short-Term U.S. Government Bond Fund    2006     $    512,757         $          --         $          --       $     512,757
                                        2005     $    341,703         $       6,624         $          --       $     348,327
The United States Treasury Trust        2006     $  1,457,145         $          --         $          --       $   1,457,145
                                        2005     $    777,049         $          --         $          --       $     777,049
S&P 500 Index Fund                      2006     $  1,677,812         $          --         $          --       $   1,677,812
                                        2005     $  2,025,865         $          --         $          --       $   2,025,865
S&P MidCap Index Fund                   2006     $  1,542,359         $  11,138,886*        $          --       $  12,681,245
                                        2005     $  1,241,578         $          --         $          --       $   1,241,578
S&P SmallCap Index Fund                 2006     $    157,950         $   1,342,416*        $          --       $   1,500,366
                                        2005     $    222,097         $   1,041,049         $          --       $   1,263,146
Equity Income Fund                      2006     $    324,489         $     433,751*        $          --       $     758,240
                                        2005     $    277,269         $          --         $          --       $     277,269
European Growth & Income Fund           2006     $    166,793         $          --         $          --       $     166,793
                                        2005     $    127,879         $          --         $          --       $     127,879
Nasdaq-100 Index Fund                   2006     $     37,816         $          --         $          --       $      37,816
                                        2005     $     69,372         $          --         $          --       $      69,372

* The Funds designate Long-Term Capital Gain dividends pursuant to Section 852(b)(3) of the Internal Revenue Code for the year ended August 31, 2006.

--------------------------------------------------------------------------------
CALIFORNIA INVESTMENT TRUST     NOTES TO FINANCIAL STATEMENTS    AUGUST 31, 2006
                                        - (CONTINUED)
--------------------------------------------------------------------------------

      The tax character of distributable earnings at August 31, 2006 and 2005 were as follows:

                                        Undistributed   Undistributed    Capital Loss     Unrealized        Post          Total
                                          Ordinary        Long-Term         Carry        Appreciation     October     Distributable
                                           Income       Capital Gain       Forwards     (Depreciation)   Losses **      Earnings
------------------------------------------------------------------------------------------------------------------------------------
California Tax-Free Income Fund         $         -      $   596,918    $           -    $  6,752,552   $         -   $  7,349,470
California Insured Intermediate Fund    $     1,753      $    20,390    $           -    $    100,600   $         -   $    122,743
California Tax-Free Money Market Fund   $         -      $         -    $      (3,258)   $          -   $         -   $     (3,258)
U.S. Government Securities Fund         $     3,091      $         -    $    (285,709)   $   (414,880)  $   (47,674)  $   (745,172)
Short-Term U.S. Government Bond Fund    $     1,532      $         -    $    (203,729)   $    (87,643)  $  (111,522)  $   (401,362)
The United States Treasury Trust        $       105      $         -    $      (5,997)   $          -   $    (7,168)  $    (13,060)
S&P 500 Index Fund                      $   305,899      $         -    $  (7,376,378)   $ 27,935,830   $         -   $ 20,865,351
S&P MidCap Index Fund                   $   189,435      $ 9,418,279    $           -    $ 39,890,394   $         -   $ 49,498,108
S&P SmallCap Index Fund                 $   298,332      $ 2,104,965    $           -    $  8,030,282   $         -   $ 10,433,579
Equity Income Fund                      $    90,493      $   547,192    $           -    $  4,165,501   $         -   $  4,803,186
European Growth & Income Fund           $    70,727      $         -    $    (270,459)   $  2,239,670   $    (6,260)  $  2,033,678
Nasdaq-100 Index Fund                   $         -      $         -    $ (10,208,207)   $    (11,128)  $(1,840,373)  $(12,059,708)

** Under the current tax law, capital losses realized after October 31 and prior to the Funds' fiscal year end may be deferred as occurring on the first day of the following fiscal year.

      The difference between book basis and tax basis unrealized appreciation is attributable primarily to the realization for tax purposes of unrealized gains on future contracts, wash sales, and other deferrals.

--------------------------------------------------------------------------------
(UNAUDITED)

      Fund Holdings: The Fund holdings shown in this report are as of August 31, 2006. Holdings are subject to change at any time, so holdings shown in this report may not reflect current Fund holdings. The Funds file complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds' Form N-Q is available on the SEC's website at www.sec.gov and may be reviewed and copied at the Commission's Public Reference Room to Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330. The information filed in the form N-Q also may be obtained by visiting the Funds' website at www.caltrust.com or by calling (800) 225-8778.

      Proxy Voting Record: The Funds' Statement of Additional Information ("SAI") containing a description of the policies and procedures that the California Investment Trust Fund Group uses to determine how to vote proxies relating to portfolio securities, along with each Fund's proxy voting record relating to portfolio securities held during the 12-month period ended June 30, 2006, is available upon request, at no charge, at the phone number below, on the Funds' website below, or on the SEC's website at www.sec.gov.

      This report is submitted for the general information of the shareholders of the California Investment Trust Fund Group. It is authorized for distribution only if preceded or accompanied by a current California Investment Trust Fund Group prospectus. Additional copies of the prospectus may be obtained by calling
(800) 225-8778 or can be downloaded from the Funds' website at www.caltrust.com. Please read the prospectus carefully before you invest or send money, as it explains the risks, fees and expenses of investing in the Funds.

--------------------------------------------------------------------------------
             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------


To the Shareholders and Board of Trustees
California Investment Trust
California Investment Trust II


            We have audited the accompanying statements of assets and liabilities of California Tax-Free Income Fund, California Insured Intermediate Fund and California Tax-Free Money Market Fund, each a series of shares of beneficial interest of California Investment Trust, and the U.S. Government Securities Fund, Short-Term U.S. Government Bond Fund, The United States Treasury Trust, S&P 500 Index Fund, S&P MidCap Index Fund, S&P SmallCap Index Fund, Equity Income Fund, European Growth & Income Fund and Nasdaq-100 Index Fund, each a series of shares of beneficial interest of California Investment Trust II, including the portfolios of investments, as of August 31, 2006, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended and the financial highlights for the periods indicated thereon. These financial statements and financial highlights are the responsibility of the Trusts' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

            We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Trusts are not required to, nor were we engaged to perform an audit of their internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trusts' internal control over financial reporting. Accordingly, we express no such opinion. An audit includes examining on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of August 31, 2006 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

            In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of California Tax-Free Income Fund, California Insured Intermediate Fund, California Tax-Free Money Market Fund, U.S. Government Securities Fund, Short-Term U.S. Government Bond Fund, The United States Treasury Trust, S&P 500 Index Fund, S&P MidCap Index Fund, S&P SmallCap Index Fund, Equity Income Fund, European Growth & Income Fund and Nasdaq-100 Index Fund as of August 31, 2006, the results of their operations for the year then ended, the statement of changes in their net assets for each of the two years in the period then ended, and the financial highlights for the periods referred to above, in conformity with accounting principles generally accepted in the United States of America.


                                                   TAIT, WELLER & BAKER LLP
Philadelphia, Pennsylvania
October 13, 2006

--------------------------------------------------------------------------------
                    BOARD OF TRUSTEES AND EXECUTIVE OFFICERS
--------------------------------------------------------------------------------

      Overall responsibility for management of the Funds rests with the Board of Trustees. The Trustees serve during the lifetime of the Trusts and until their termination, or until death, resignation, retirement or removal. The Trustees, in turn, elect the officers of the Fund to actively supervise its day-to-day operations. The officers have been elected for an annual term. The following are the Trustees and Executive Officers of the Funds:

TRUSTEE                 ADDRESS                      DATE OF BIRTH    POSITION HELD WITH THE TRUST             LENGTH OF TIME SERVED
Stephen C. Rogers       P.O. Box 387                 06/27/66         President, Secretary  & Trustee          Since August 1998
                        San Francisco, CA  94104                      Chief Executive Officer, CCM Partners

Harry Holmes            P.O. Box 387                 12/05/25         Trustee                                  Since September 1985
                        San Francisco, CA  94104

John B. Sias            P.O. Box 387                 01/22/27         Trustee                                  Since March 1991
                        San Francisco, CA  94104

James W. Miller, Jr.    P.O. Box 387                 05/28/66         Trustee                                  Since August 2001
                        San Francisco, CA  94104

Kevin T. Kogler         P.O. Box 387                 02/21/66         Trustee                                  Since May 2006
                        San Francisco, CA  94104

Stephen H. Sutro        P.O. Box 387                 04/09/69         Trustee                                  Since May 2006
                        San Francisco, CA  94104

Christopher P. Browne   P.O. Box 387                 02/07/67         Treasurer                                Since October 2004
                        San Francisco, CA  94104

--------------------------------------------------------------------------------

Each Trustee oversees the Trusts' twelve Funds. The principal occupations of the Trustees and Executive Officers of the Fund during the past five years and public directorships held by the Trustees are set forth below:

*Stephen C. Rogers      Chief Executive Officer, CCM Partners, 1999 to present;
                        Chief Operating Officer, CCM Partners 1997 to 1999;
                        Administrative Officer, CCM Partners 1994-1997;
                        Marketing Representative, CCM Partners, 1993 to 1994.

Harry Holmes            Principal, Harry Holmes & Associates (consulting);
                        President and Chief Executive Officer, Aspen Skiing
                        Company, 1982-1984; President and Chief Executive
                        Officer, Pebble Beach Company (property management),
                        1973-1984.

John B. Sias            Director Enzo Biochem, Inc., 1982 to present; Chairman,
                        President and CEO, Chronicle Publishing Com pany, 1993 to 2000; Director, Executive Vice President, Capital
                        Cities/ABC Inc. and President, ABC Network T.V. Group
                        1986 to 1992.

James W. Miller, Jr.    Vice President, Jones Lange LaSalle Americas, Inc. 1999
                        to present; Associate, Orrick Herrington & Sutcliffe LLP
                        (law firm), 1996-1999; Associate, Gordon & Rees LLP (law firm), 1992-1993.

Kevin T. Kogler         Senior Vice President, Technology Investment Banking,
                        Friedman Billings Ramsey, 2003 to present; Director,
                        Technology Investment Banking, Salomon Smith Barney,
                        2001-2002; Vice President, Technology Investment
                        Banking, CS First Boston/ Donaldson Lufkin & Jenrette,
                        1997-2001; Associate, PaineWebber, Inc., 1995-1997.

Stephen H. Sutro        Partner, Duane Morris LLP (law firm), 2003 to present;
                        Associate, Duane Morris LLP 2000-2002, Associate,
                        Hancock Rothert & Bunshoft LLP (law firm), 1994-1999.

Christopher P. Browne   Portfolio Manager, CIT Funds, 2004 to present; Manager,
                        Autodesk, 2000-2004; Principal, Baystar Capital,
                        1998-2000.

Additional information on the Trustees may be found in the SAI, which is available, without charge, upon request, by calling (800) 225-8778.

* Trustee deemed to be an "interested person" of the Trusts, as defined in the Investment Company Act of 1940. Mr. Rogers is an interested person because he is the CEO of CCM Partners, the Trusts' Advisor and Administrator.

--------------------------------------------------------------------------------
          ADDITIONAL INFORMATION - SHAREHOLDER VOTE RESULTS (UNAUDITED)
--------------------------------------------------------------------------------

A special meeting of shareholders of the California Investment Trust Fund Group which consists of the following twelve separate series which are part of California Investment Trust and California Investment Trust II (collectively the "Trusts"): California Tax-Free Income Fund, California Insured Intermediate Fund, California Tax-Free Money Market Fund, U.S. Government Securities Fund, The United States Treasury Trust, Short-Term U.S. Government Bond Fund, S&P 500 Index Fund, S&P MidCap Index Fund, S&P SmallCap Index Fund, Equity Income Fund, European Growth & Income Fund, and the Nasdaq-100 Index Fund (the "Funds") was held on May 12, 2006 to consider the following proposals (voting results are listed immediately below each proposal):

Proposal I: To elect six trustees to serve until their successors are elected and qualified.

                                   CALIFORNIA INVESTMENT TRUST                          CALIFORNIA INVESTMENT TRUST II
TRUSTEE                       AFFIRMATIVE                   WITHHELD                AFFIRMATIVE                   WITHHELD
---------------------    ---------------------       --------------------    -----------------------      ---------------------
Stephen C. Rogers           49,982,412.539                 809,812.493             36,914,360.586               1,463,880.379
Harry Holmes                49,723,489.986               1,068,735.046             37,789,478.617                 588,762.348
John B. Sias                49,720,922.177               1,071,302.855             37,785,793.762                 592,447.203
James W. Miller, Jr.        49,999,486.851                 792,738.181             38,038,399.775                 339,841.190
Kevin T. Kogler             49,987,510.396                 804,714.636             38,048,687.005                 329,553.960
Steven H. Sutro             49,911,293.179                 880,931.853             37,734,985.678                 643,255.287
                         ------------------------------------------------------------------------------------------------------
                            50,792,225.032 SHARES VOTED                            38,378,240.965 SHARES VOTED

Proposal II: To approve new Investment Advisory Agreements between each Trust, on behalf of their respective Funds, and CCM Partners ("CCM"), with no change in the advisory fee payable to CCM.

FUND                                               VOTES FOR          VOTES AGAINST        VOTES ABSTAIN          TOTAL VOTES
-------------------------------------------------------------------------------------------------------------------------------
California Tax-Free Income                       5,178,728.503         115,699.924           517,826.963          5,812,255.390
California Insured Intermediate                    918,024.537           5,328.489           302,628.710          1,225,981.736
California Tax-Free Money Market                43,181,563.541         508,239.415            64,184.950         43,753,987.906
S&P 500 Index                                    2,035,064.543          26,690.770           642,474.326          2,704,229.639
S&P MidCap Index                                 3,472,613.138          13,073.499         1,394,334.772          4,880,021.409
S&P SmallCap Index                                 839,960.198           2,979.559           240,965.376          1,083,905.133
Equity Income                                      807,645.283           5,558.661            46,198.605            859,402.549
European Growth & Income                           535,495.745           3,448.818            39,503.388            578,447.951
Nasdaq-100 Index                                 1,773,484.582          21,451.397           412,758.603          2,207,694.582
U.S. Government Securities                       1,226,306.307          93,376.349           117,111.736          1,436,794.392
Short-Term U.S. Government Bond                  1,233,384.250           2,655.260            43,762.599          1,279,802.109
The United States Treasury Trust                23,038,627.811          96,508.060           212,807.330         23,347,943.201

Proposal III: To approve an Agreement and Plan of Reorganization that provides for the reorganization of each Trust from a Massachusetts business trust into a single Delaware statutory trust.

TRUST                                             VOTES FOR          VOTES AGAINST        VOTES ABSTAIN          TOTAL VOTES
-------------------------------------------------------------------------------------------------------------------------------
California Investment Trust                     48,275,193.272        585,372.373         1,931,659.387         50,792,225.032
California Investment Trust II                  34,686,321.190        536,899.938         3,155,019.837         38,378,240.965

Each of the three proposals passed with the required number of votes.

CALIFORNIA
INVESTMENT TRUST
----------------
FUND GROUP

P.O. Box 387
San Francisco, CA  94104-4708

ITEM 2. CODE OF ETHICS.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c)      N/A

(d)      N/A

(f) Pursuant to Item 12(a)(1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officer and principal financial and accounting officer.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1) Registrant does not have an audit committee financial expert serving on its audit committee.

(a)(2)   N/A

(a)(3) The audit committee has determined that no independent trustee meets the criteria of "audit committee financial expert".

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)      Audit Fees

The aggregate fees paid to the principal accountant for professional services rendered by the principal accountant for the audit of the Registrant's annual financial statements or for services that are normally provided by the principal accountant in connection with statutory and regulatory filings or engagements were $56,700 for the fiscal year ended August 31, 2006 and $73,700 for the fiscal year ended August 31, 2005.

(b)      Audit-Related Fees

There were no fees paid to the principal accountant for assurance and related services rendered by the principal accountant to the Registrant that are reasonably related to the performance of the audit of the Registrant's financial statements and are not reported under paragraph (a) of Item 4.

(c)      Tax Fees

The aggregate fees paid to the principal accountant for tax compliance, tax advice, and tax planning services rendered by the principal accountant to the Registrant were $13,500 for the fiscal year ended August 31, 2006 and $13,500 for the fiscal year ended August 31, 2005.

(d)      All Other Fees

There were no other fees paid to the principal accountant for services rendered by the principal accountant to the Registrant that are reasonably related to the performance of the audit of the Registrant's financial statements and are not reported under paragraphs (a)-(c) of Item 4.

(e)(1) The Registrant's audit committee is directly responsible for approving the services to be provided by the auditors, including:

         (i)      pre-approval of all audit and audit-related services;

         (ii) pre-approval of all non-audit related services to be provided to the Registrant by the auditors;

         (iii) pre-approval of all non-audit related services to be provided to the Registrant by the auditors to the Registrant 's investment adviser or to any entity that controls, is controlled by or is under common control with the Registrant 's investment adviser and that provides ongoing services to the Registrant where the non-audit services relate directly to the operations or financial reporting of the Registrant; and

(e)(2)   All of the services provided to the Registrant described in paragraphs
         (b)-(d) of Item 4 were pre-approved by the audit committee.

(f)      N/A

(g) The aggregate non-audit fees paid to the principal accountant for services rendered by the principal accountant to the Registrant and the Registrant's investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the Registrant were $2,700 for the fiscal year ended August 31, 2006 and $2,625 for the fiscal year ended August 31, 2005.

(h)      N/A

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

N/A

ITEM 6. SCHEDULE OF INVESTMENTS

Included under Item 1.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

N/A

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

N/A

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVEESTMENT COMPANY AND AFFILIATED PURCHASERS.

N/A

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the Registrant's board of trustees since the Registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A or this Item.

ITEM 11. CONTROLS AND PROCEDURES.

(a) The Registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act that occurred during the Registrant's last fiscal half-year (the Registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 12. EXHIBITS

(a)(1) Code of Ethics

(a)(2) Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(b) Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

California Investment Trust II

By (Signature and Title)*  /s/ Stephen C. Rogers
                         -------------------------------------------------------
                           Stephen C. Rogers, President   Date: November 9, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ Stephen C. Rogers
                         -------------------------------------------------------
                           Stephen C. Rogers, President   Date: November 9, 2006

By (Signature
    and Title)*     /s/ Christopher P. Browne
                    ------------------------------------------------------------
                    Christopher P. Browne, Treasurer      Date: November 9, 2006

* Print the name and title of each signing officer under his or her signature.